As filed with the Securities and Exchange Commission on April 10, 2020
File Nos. 333-200240
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 7	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 715	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658 7581
Copies to:
Dodie C. Kent
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Group Flexible Payment Variable Annuity Contracts

Group Flexible
Payment Variable
Annuity Contracts
(Flexible Bonus (228),
Retirement Companion (328),
Smart Choice)
issued by
BRIGHTHOUSE
SEPARATE ACCOUNT A
and
BRIGHTHOUSE LIFE INSURANCE
COMPANY
This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the “Contracts”) issued by Brighthouse Separate Account A (the “Separate Account”) by Brighthouse Life Insurance Company (“BLIC” or “we” or “us” or “our”). Please read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment (“Qualified Plans”).
The Contracts are issued to an employer or organization, which is the owner (“Owner”) of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant (“Participant”) and, except as provided below, a certificate (“Certificate”) will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (“Plan”). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.
The Contracts are not currently offered for sale; however, Certificates may be issued to new Participants under existing Contracts.
You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the “Funds”). You may allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I  — Class A
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio
T. Rowe Price Growth Stock Fund, Inc.
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio
Funds may have been subject to a change. Please see “Appendix C – Additional Information Regarding the Funds.”
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us.
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Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Funds available under your contract.
You can choose any combination of the Funds. Your Participant’s Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses. Please read these prospectuses carefully before you invest.
The Contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information (“SAI”), dated May 1, 2020, free of charge by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 40 of the Prospectus.
The Securities and Exchange Commission (“SEC”) has a website (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.
THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
May 1, 2020
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TABLE OF CONTENTS	Page	Page

BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.
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GLOSSARY
These terms have the following meanings when used in this Prospectus:
Accumulation Unit – A measuring unit used to determine the value of your interest in a Series of the Separate Account under a Contract at any time before Annuity payments commence.
Annuitant – The person on whose life Annuity payments under a Contract are based.
Annuity – A stream of income payments made to an Annuitant for a defined period of time.
Annuitization or Annuity Date – The date on which Annuity payments begin.
Annuity Unit – A measuring unit used to determine the amount of Variable Annuity payments based on a Series of the Separate Account under a Contract after such payments have commenced.
Assumed Investment Return – The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.
Beneficiary – The person who has the right to a Death Benefit upon your death.
Business Day – Each Monday through Friday except for days the New York Stock Exchange (“NYSE”) is not open for trading.
Certificate – The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.
Certificate Date – The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.
Certificate Year – The 12-month period that begins on your Certificate Date and on each anniversary of this date.
Contract – The agreement between the Owner and BLIC covering your rights.
Fixed Annuity – An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.
Free Look Period – The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all
Purchase Payments (or the greater of Purchase Payments or your Participant’s Account in some states).
Fund (or Investment Portfolio) – An open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 (“1940 Act”) which serves as the underlying investment medium for a Series in the Separate Account.
General Account – All assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.
Good Order – A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative (where applicable) before submitting the form or request.
Normal Annuity Date – The date on which Annuity payments begin if you do not select another date.
Owner – The person who has title to the Contract.
Participant – You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.
Participant’s Account (or Account) – The sum of your interest in each Series of the Separate Account and your
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interest in the General Account. Your interest in the Series of the Separate Account is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.
Plan – The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.
Purchase Payment – The amounts paid by or for you to BLIC in order to provide benefits under the Contract.
Separate Account – The segregated asset account entitled “Brighthouse Separate Account A” which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.
Series – Series are subdivisions of the Separate Account. Accumulation Unit values and Annuity Unit values are maintained separately for each Series corresponding to a designated Fund.
Surrender Charge (surrender charge) – A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with BLIC.
Valuation Date – Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day as of the close of regular trading on the NYSE (typically 4 p.m. Eastern time.) A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. There will be one Valuation Date in each calendar week for Annuity Unit values. BLIC will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.
Valuation Period – The period of time from one Valuation Date through the next Valuation Date.
Variable Annuity – An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Series of the Separate Account.
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SUMMARY OF THE CONTRACTS
THE CONTRACTS
The Contracts may be offered to:
•	Qualified Plans such as:
•	Section 403(b) tax-sheltered annuities;
•	Section 457 deferred compensation plans;
•	Section 401 pension and profit sharing plans; and
•	individual retirement annuities (“IRAs”) under Section 408 of the Internal Revenue Code (the “Code”).
Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.
Please see the section “Federal Tax Considerations” for more information.
This Prospectus describes all the material features of the Contracts.
This Prospectus Applies Only to the Variable Portion of the Contract
PURCHASE PAYMENTS
Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).
There is no initial sales charge; however, the charges and deductions described under “Contract Charges” will be deducted from the Participant’s Account.
Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant’s Account allocated to the General Account or to the Separate Account.
Please see “Transfers” for more information.
You can transfer amounts allocated to the Separate Account:
•	between any of the Series, at any time and as many times as you choose
•	to the General Account at any time before the amount has been applied to a Variable Annuity option
See, however, restrictions on transfers in “Description of the Contracts – Restrictions on Transfers.”
SEPARATE ACCOUNT
Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.
Please see “The Separate Account” and “The Funds” for more information.
CHARGES AND DEDUCTIONS
Please see “Contract Charges” for more information.
The following fees and expenses apply under the Contracts:
Distribution Expense Charge
BLIC assumes the risk that surrender charges will be insufficient to cover the actual costs of distribution. As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract. The distribution expense charge (sales load), together with any contingent deferred sales charge will never exceed 9% of Purchase Payments.
Mortality and Expense Risk Charge
BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account’s assets equal to 1.25% per year.
Administrative Fee
There is an administrative fee of $21.50 plus $2.50 for each Series in which you invest. BLIC currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant’s Account or your Participant’s Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).
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Transaction Fees
A charge of $10 may be deducted for:
•	A transfer from any Series;
•	A full or partial surrender (the charge is the lesser of $10 or 2% of the amount of the surrender); or
•	Annuitization of all or a part of your Participant’s Account.
We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in “Description of the Contracts – Restrictions on Transfers.”
Surrender Charge
        (Contingent Deferred Sales Charge)
A surrender charge is deducted if you request a full or partial surrender of Purchase Payments from the Separate Account within 60 months after the Purchase Payment is made. The charge is 7% of the Purchase Payment and amounts credited to it.
However, for 403(b) plans, we will not deduct any surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.
The following expenses may be waived for certain deferred compensation plans:
•	administrative fees
•	transaction charges
•	distribution fees
•	surrender charges on certain surrenders
Premium Taxes
State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions) are payable to a state or government agency with respect to the Contract. They may be deducted on or after the date the tax is incurred. Currently, BLIC deducts these taxes upon Annuitization.
FREE LOOK PERIOD
You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant’s Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.
Please see “Free Look Period” for more information.
VARIABLE ANNUITY PAYMENTS
You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant’s Account is invested.
If your monthly payments from a particular Series are less than $50, BLIC may change the frequency of your payments so that each payment will be at least $50 from that Series.
SURRENDER
You may surrender all or part of your Participant’s Account before the Annuity Date. You may not make a partial surrender if:
•	it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)
However, if you are surrendering the entire amount allocated to a Series, these restrictions do not apply.
You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Code. Certain restrictions apply for Qualified Contracts.
Please see “Surrender Charge” and “Federal Tax Considerations” for more information.
LOANS – 403(b) PLANS ONLY
You may be able to obtain a loan from the portion of your Participant’s Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no
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fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.
BLIC:
•	may terminate loans
•	change the terms under which loans are made
Any action taken by BLIC would not affect outstanding loans.
DEATH BENEFIT
You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:
•	the total of all Purchase Payments less any partial surrenders; or
•	the value of the Participant’s Account at settlement.
If the death occurs on or after age 65, the death benefit will be equal to the Participant’s Account.
There is no death benefit after the payout phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.
Please see “Death Benefits” for more information.
STATE VARIATIONS
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to assess transfer fees, requirements for unisex annuity rates and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this Prospectus. This Prospectus describes all the material features of the Contract. If you would like to review a copy of the Contract and any endorsements, contact our administrative office.
RESTRICTIONS ON TRANSFERS
BLIC has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.
Please see “Description of the Contracts - Restrictions on Transfers” for more information.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes (which range from 0% to 3.5% and are applicable only in certain jurisdictions — See Appendix D) may also be deducted.

Participant Transaction Expenses Table
Surrender Charge[1] (as a percentage of amounts accumulated with respect to a Purchase Payment)	7%
Transaction Fee[2,3] (each surrender, annuitization and transfer)	$10.00
Loan Set-up Fee[4]	$50.00

The next tables describe the fees and expenses that you will pay periodically during the time that you own the Certificate, not including Fund fees and expenses.

Periodic Fees and Expenses Table
Administrative Fee[5]	$21.50 plus
(deducted annually)	$ 2.50 for each Series
Separate Account Annual Expenses
    (referred to as Separate Account Product Charges)
    (as a percentage of average Participant’s Account value in the Separate Account)
Mortality and Expense Risk Charge	1.25%
Distribution Expense Charge	0.10%
Total Separate Account Annual Expenses[6]	1.35%

Notes
1.    Surrender charges decline based on date of Purchase Payment. (See “Contract Charges – Surrender Charge”)
Number of Complete Months from Receipt of Purchase Payment	% Charge
60 months or less	7
More than 60 months	0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.
2.    In the event of a surrender, the fee is the lesser of $10 or 2% of the amount surrendered.
3.    In the event of a transfer, the fee applies to each transfer from a Series. We currently waive this fee.
4.    For 403(b) Plans only, loans will be charged an initial set-up fee of $50.00.
5.    The Administrative Fee is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant’s Account value is $10,000 or more at the end of the Certificate Year.
6.    Total Separate Account Expenses are 1.25% under the Retirement Companion version of the Contract.

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The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. Certain Funds may impose a redemption fee in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectuses for the Funds and in the following tables. Please read the prospectuses carefully before making your allocations to the investment options.
Minimum and Maximum Total Annual Fund Operating Expenses
	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	1.01%
Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.
Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	0.70%	0.25%	0.06%	—	1.01%	—	1.01%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
American Funds Growth-Income Fund	0.26%	0.25%	0.04%	—	0.55%	—	0.55%
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	0.75%	—	0.04%	0.11%	0.90%	0.01%	0.89%
Invesco Small Cap Growth Portfolio	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
MFS ® Research International Portfolio	0.70%	—	0.04%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PIMCO Total Return Portfolio	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
T. Rowe Price Large Cap Value Portfolio	0.57%	—	0.02%	—	0.59%	0.05%	0.54%
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	—	0.04%	—	0.86%	0.08%	0.78%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
MetLife Aggregate Bond Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio	0.25%	—	0.05%	0.01%	0.31%	—	0.31%
MetLife MSCI EAFE® Index Portfolio	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS ® Total Return Portfolio	0.57%	—	0.06%	—	0.63%	—	0.63%
MFS ® Value Portfolio	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio	0.47%	—	0.03%	—	0.50%	—	0.50%
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Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	0.65%	—	0.36%	—	1.01%	0.14%	0.87%
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	0.49%	—	0.11%	0.02%	0.62%	—	0.62%
Contrafund ® Portfolio	0.54%	—	0.07%	—	0.61%	—	0.61%
Government Money Market Portfolio	0.17%	—	0.09%	—	0.26%	—	0.26%
Growth Portfolio	0.54%	—	0.09%	—	0.63%	—	0.63%
Index 500 Portfolio††	0.05%	—	0.05%	—	0.10%	—	0.10%
Overseas Portfolio	0.66%	—	0.13%	—	0.79%	—	0.79%
T. Rowe Price Growth Stock Fund, Inc.	0.51%	—	0.14%	—	0.65%	—	0.65%
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	0.81%	—	0.17%	—	0.98%	—	0.98%
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds’ prospectuses for additional information regarding these arrangements.
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Examples
These examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant Transaction Expenses, Administrative Fees, Separate Account Annual Expenses, and Total Annual Fund Operating Expenses.
The examples assume that you invest $10,000 in the Certificate for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the: (a) maximum and (b) minimum fees and expenses of any of the Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Certificate at the end of the applicable time period:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$960	$1,380	$1,896	$2,680
minimum	$885	$1,153	$1,514	$1,899

(2)	If you annuitize at the end of the applicable time period:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$260	$750	$1,266	$2,680
minimum	$185	$523	$ 884	$1,899

(3)	If you do not surrender your Certificate:

Time Periods
	1 year	3 years	5 years	10 years
maximum	$260	$750	$1,266	$2,680
minimum	$185	$523	$ 884	$1,899
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
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FINANCIAL AND PERFORMANCE INFORMATION
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the SEC in the Form N-4 Registration Statement. These methods are described in detail in the SAI.
PERFORMANCE INFORMATION
We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable Transaction Fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the Transaction Fees.
For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.
In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
FINANCIAL INFORMATION
Financial Statements of the Separate Account and BLIC are contained in the SAI. Please see the section “Additional Information” of this Prospectus for information on how to obtain a copy of the SAI.
DESCRIPTION OF BRIGHTHOUSE LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS
The Insurance Company
Brighthouse Life Insurance Company (“BLIC”) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The General Account
All of the assets of BLIC, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate to the General Account. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by BLIC. The minimum interest rate depends on the date your Contract is issued but will not be less than 3%. Your financial representative (where applicable) can tell you the current and minimum rates that apply. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (“Securities Act”) and the General Account has not been registered as an investment company under the 1940 Act. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, BLIC bears the
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full investment risk for amounts in the General Account. BLIC has sole discretion to invest the assets of the General Account, subject to applicable law. All guarantees as to Purchase Payments or Account value allocated to the General Account, interest credited to the General Account, and Fixed Annuity payments are subject to BLIC’s financial strength and claim-paying ability. Please see the terms of your Certificate for more information.
The Separate Account
The Board of Directors of MetLife Investors USA adopted a resolution to establish the Separate Account in accordance with the Delaware Insurance Code on May 29, 1980. Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A. On November 14, 2014, following the close of business, MetLife Investors USA merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that BLIC offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.
The assets of the Separate Account are held in BLIC’s name on behalf of the Separate Account and legally belong to BLIC. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of BLIC’s general business, the Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including BLIC’s creditors. All the income, gains, and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to BLIC’s other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of BLIC’s other business. Furthermore, BLIC is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Account value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of BLIC and BLIC’s long-term ability to make such payments and are not guaranteed by our parent company, Brighthouse Financial, Inc., or by any other party. For other annuity contracts and life insurance policies that BLIC issues, all amounts owed under the contracts and policies are paid from the General Account. BLIC is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the General Account. However, there is no guarantee that BLIC will be able to meet all claims-paying obligations. There are risks to purchasing any insurance product.
The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.
The investment adviser to certain of the Funds offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
The Funds
The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.
American Funds Insurance Series® — Class 2
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the Contract:
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
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Brighthouse Funds Trust I  — Class A
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:
Brighthouse Small Cap Value Portfolio
Invesco Small Cap Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the Contract:
BlackRock Bond Income Portfolio
BlackRock Capital Appreciation Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Deutsche DWS Variable Series I — Class A
Deutsche Variable Series I is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:
DWS CROCI® International VIP
Fidelity® Variable Insurance Products — Initial Class
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the Contract:
Asset Manager Portfolio
Contrafund® Portfolio
Government Money Market Portfolio
Growth Portfolio
Overseas Portfolio
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc. is a mutual fund with multiple portfolios. T. Rowe Price Associates, Inc. serves as investment adviser to the portfolios. The following portfolio is available under the Contract:
T. Rowe Price Growth Stock Fund, Inc.
The Alger Portfolios — Class I-2
The Alger Portfolios is a mutual fund with multiple portfolios. Fred Alger Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the Contract:
Alger Small Cap Growth Portfolio
While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.
The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account’s purchase or sale of these Fund shares.
The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing
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annuities and life insurance policies offered by BLIC or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by BLIC. Fund shares will be redeemed by the Series to the extent necessary for BLIC to make annuity or other payments under the Contracts.
Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.
The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to BLIC’s Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. BLIC monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.
Certain Payments We Receive with Regard to the Funds. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in BLIC’s role as intermediary, with respect to the Funds. BLIC and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See “Fee Tables and Examples – Fund Expenses” for information on the management fees paid by the Funds and the SAI for the Funds for information on the management fees paid by the adviser to the subadvisers.)
Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund’s 12b-1 Plan, if any, is described in more detail in the Fund’s prospectus. (See “Fee Tables and Examples – Fund Expenses” and “Principal Underwriter.”) Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund’s 12b-1 Plan decrease the Fund’s investment return.
How We Select the Funds. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive with Regard to the Funds” above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products
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we issue. In some cases, we have included Funds based on recommendations made by selling firms. These selling firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Account value to such Funds. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant’s Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See “Principal Underwriter.”)
We do not provide investment advice and do not recommend or endorse any particular Fund. You bear the risk of any decline in the Account Value of your Contract resulting from the performance of the Funds you have chosen.
Substitution of Fund Shares. BLIC may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by BLIC’s management in view of the purposes of the Contracts. The substituted fund may have higher fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of Purchase Payments or Contract value, or both, at any time in our sole discretion.
Principal Underwriter
Brighthouse Securities, LLC (“Distributor”), 11225 North Community House Road, Charlotte, NC, 28277, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority (“FINRA”), is an affiliate and principal underwriter for the Contracts. FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. The Distributor is a Delaware limited liability company.
BLIC has entered into a distribution agreement with Distributor for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.
We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor’s management team, advertising expenses, and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
Distributor enters into selling agreements with unaffiliated selling firms for the sale of the Contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their financial representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.
BLIC and Distributor may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Funds which are offered under the Contract. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contract.
Distributor pays compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See “Annuity Benefits – Variable Annuity Payments.”)
From time to time, BLIC pays organizations, associations and non-profit organizations fees to sponsor BLIC’s variable annuity contracts. BLIC may also obtain access to an organization’s members to market our variable annuity
17

contracts. These organizations are compensated for their sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from BLIC. BLIC also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. BLIC may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. BLIC also may retain finders and consultants to introduce BLIC to potential clients and for establishing and maintaining relationships between BLIC and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. BLIC or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the contracts.
Servicing Agent
MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom we were previously affiliated, provide BLIC with personnel, administrative and enrollment services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.
CONTRACT CHARGES
BLIC deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.
These charges may not be changed under the Contract, and BLIC may profit from these charges in the aggregate.
Premium and Other Taxes
BLIC reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant’s Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin. See Appendix D for more information.
Surrender Charge
The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant’s Account. During the accumulation phase, you can withdraw part or all of the Participant’s Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.
If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a surrender charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a surrender charge, amounts are withdrawn from your Contract in the following order:
1.    Earnings in your Contract (earnings are equal to the Participant’s Account, less Purchase Payments not previously withdrawn); then
2.    For 403(b) Plans only, the free withdrawal amount described above (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payment not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The following schedule shows the surrender charges that apply during the 60 months following each Purchase Payment:
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Number of Months Since Purchase Payment Date	Surrender Charge
60 months or less	7%
More than 60 months	0%
The Surrender Charge amount is the gross surrender amount multiplied by the Surrender Charge.
gross surrender amount  x  Surrender Charge = Surrender Charge amount
If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest. A surrender charge, if any, will not be applied to the amounts deducted to cover the surrender charge.
BLIC will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.
Divorce. A withdrawal pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant’s Account and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
Exceptions to Surrender Charge
In some cases, BLIC will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:
•	on transfers made within the Contract;
•	on withdrawals of Purchase Payments you made over 60 months ago;
•	If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;
•	If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Code restrictions);
•	If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement. This Contract feature is not available in Massachusetts and South Dakota;
•	When you are an officer, director or full time employee of BLIC or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only;
•	on required minimum distributions from, or excess contributions to, a Qualified Contract (but only with respect to amounts required to be distributed from this contract); and
•	If permitted in your state, if you are the Plan Participant and you make a direct transfer of your Participant’s Account to another funding option or annuity contract issued by BLIC or one of its affiliates and BLIC or its affiliate agrees.
Please note that deductions are made and expenses paid out of the underlying Fund’s assets, as well. A description of these fees and expenses are described in each Fund’s prospectus.
Administrative Fees
An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant’s Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:
•	the cost of Contract issuance;
•	rent;
•	stationery and postage;
•	telephone and travel expenses;
•	salaries;
•	legal, administrative, actuarial and accounting fees;
•	periodic reports; and
•	office equipment, and custodial expenses.
The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant’s Account is $10,000 or more at the end of the Certificate Year.
Transaction Charges
A $10 transaction charge will be deducted from your Account for each transfer from a Series (see “Transfers”) and upon annuitizaton of all or a portion of your Participant’s Account (see “Annuity Benefits”). When you make a full or partial surrender, a transaction charge will
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be deducted from your Participant’s Account in an amount equal to the lesser of:
•	$10 or
•	2% of the amount surrendered.
These charges are at cost. BLIC does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, “Description of the Contracts – Restrictions on Transfers.”)
Mortality and Expense Risk Charge
BLIC charges a fee for bearing certain mortality and expense risks under the Contract. You pay the mortality and expense risk charge during the accumulation phase and the income phase. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, BLIC will make a daily deduction from the value of the Separate Account’s assets equal to 1.25% per year.
If BLIC has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.
BLIC may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.
Distribution Expense Charge
BLIC also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:
•	commissions,
•	fees,
•	registration costs, and
•	direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)
As compensation for assuming this risk, BLIC will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the SEC deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under “Surrender Charge” above, will never exceed 9% of purchase payments.
LOAN SET–UP FEE – 403(b) PLANS ONLY
You may be able to obtain a loan from the portion of your Participant’s Account allocated to the General Account. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration. Loan proceeds may be considered taxable distributions under the Code in the event of a default in repayments.
BLIC:
•	may terminate loans
•	change the terms under which loans are made
Any action taken by BLIC would not affect outstanding loans.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Fund Expenses
There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.
Free Look Period
You may cancel your interest in the Contract within a certain time period. This is known as a “free look.” Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, BLIC must receive your request to cancel in writing at its administrative office within the 20-day period. If the
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Certificate is mailed to BLIC, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to BLIC.
The returned Certificate will be treated as if BLIC never issued it, and BLIC will refund your Purchase Payments or, if permitted by state law, the greater of the Purchase Payments or the Participant’s Account. Purchase Payments that you make to the Separate Account will be allocated to the Government Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Government Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.
Deferred Compensation Plans
For qualified Section 457 deferred compensation Plans, BLIC may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:
•	death,
•	disability,
•	retirement,
•	termination of employment,
•	unforseeable emergency, or
•	transfer to another investment provider.
DESCRIPTION OF THE CONTRACTS
General
The Contracts (known as Form 226R1) may be offered to Qualified Plans such as:
•	Section 403(b) tax-sheltered annuities;
•	Section 457 deferred compensation plans;
•	Section 401 pension and profit sharing plans; and
•	individual retirement annuities under Section 408 of the Code.
The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.
A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. No Certificates are issued to Participants under deferred compensation or qualified corporate retirement plans.
The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.
Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.
Assignment
If permitted by the Plan, you may assign your interest in the Contract by providing BLIC with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.
BLIC will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. An assignment may be a taxable event.
Purchase Payments
You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by BLIC. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment), or such lesser amount as is required by federal tax law. Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments
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made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Payment of Surrender Amount.”)
We will credit Purchase Payments to a Contract on the same Business Day we receive it, if received in Good Order by prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If we receive the Purchase Payment after close of the NYSE, we will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on your behalf are not submitted to us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, it will not be in Good Order. We may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant’s Account.
Transfers
Accumulation Units
Except as otherwise limited under “Restrictions on Transfers” below, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time.
You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year. It is important to note that it will take over 10 years (assuming no additional purchase payments or transfers into the General Account and discounting any accrued interest) to make a complete transfer of your interest from the General Account to Accumulation Units of a Series because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining interest in the General Account rather than transfers based upon a fixed number of years. For example (based upon the assumptions above), if your initial interest in the General Account is $100, the 20% transfer allowance only allows you to transfer up to $20 the first year. If you transfer the maximum transfer allowance that year, you may only transfer up to $16 the following year based on the 20% transfer allowance of the $80 interest remaining in the General Account for the year. It is important to consider when deciding to invest in the General Account whether this 20% transfer allowance restriction fits your risk tolerance and time horizon.
Your transfer instructions must be in writing or, if permitted by BLIC, by telephone, Internet or other means approved by BLIC.
Requests for service may be made:
•	By telephone at (1-800-560-5001), between the hours of 7:30 AM and 5:30 PM Central Time Monday through Thursday and 7:30 AM and 5:00 PM Central Time on Friday; or
•	In writing to us at the Annuity Service Center at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Your transfer request must be in Good Order. If BLIC permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that BLIC may require. We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.
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Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277.
Transfer requests received in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Annuity Units
You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.
Minimum Transfer
A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Participants to make transfers may dilute the value of a Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds
Alger Small Cap Growth Portfolio
American Funds Global Small Capitalization Fund
Brighthouse Small Cap Value Portfolio
DWS CROCI® International VIP
Invesco Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Overseas Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
(the “Monitored Portfolios”) and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios (“American Funds portfolios”) as Monitored Portfolios.
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant’s Account value; and (3) two or more “round-trips” involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their Funds available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios
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available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Fund under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Participants engaged in frequent trading, the Fund may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We reserve the right to terminate the availability of any dollar cost averaging or reallocation program at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent
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transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Participant). You should read the Portfolio prospectuses for more details.
Restrictions on Large Transfers/Reallocations. Large transfers/reallocations may increase brokerage and administrative costs of the Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Funds except where the portfolio manager of a particular Fund has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Loans —  403(b) Plans Only
If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant’s Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant’s Account serves as the only security for the loan. BLIC may terminate a loan at its discretion in the event of a request for surrender.
The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974 (“ERISA”), eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.
Loan proceeds may cause you to incur tax liability (see “Federal Tax Considerations”).
BLIC may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.
Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the loan proceeds. At this time, there is no fee for administration.
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Series invest, and it is possible the
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funds underlying your Contract could lose value. There can be no assurance that we or our service providers or the Series will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Series invest
Modification of the Contracts
BLIC must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.
BLIC is legally bound under the Contract to maintain these Annuity purchase rates. BLIC must also abide by the Contract’s provisions concerning:
•	death benefits
•	deductions from Purchase Payments
•	deductions from Participant’s Accounts for transaction charges
•	deductions from the Separate Account for actuarial risk and administrative expense risk fees
•	guaranteed rates with respect to fixed benefits
BLIC and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant’s Account where the Participant’s interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. BLIC may change such provisions without your consent to the extent permitted by the Contract, but only:
•	with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;
•	with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year’s Purchase Payments; or
•	to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.
We will notify you of any Contract changes. If you have any questions about any of the provisions of your Contract, you may write or call:
Brighthouse Life Insurance Company
11225 North Community House Road,
Charlotte, NC 28277
Phone: (800) 283-4536
ACCUMULATION PERIOD
The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.
Crediting Accumulation Units In The Separate Account
BLIC will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. If payments on your behalf are not made in a timely manner or in Good Order, there may be a delay in when amounts are credited. BLIC determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.
Separate Account Accumulation Unit Current Values
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets and the deduction of the separate account charge as described below. Purchase Payments and transfer requests are credited to a Participant’s Account on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. The value of Accumulation Units is determined each Business Day as of the close of regular trading on the NYSE (typically 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The net investment factor is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per
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share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.
Surrender From The Separate Account
You may surrender all or a portion of the cash value of your Participant’s Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under “Federal Tax Considerations.” You should consult your tax adviser before making a withdrawal.
The surrender value of your Participant’s Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. BLIC will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.
If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after-surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.
Payment of Surrender Amount
Payment of any amount surrendered from a Series will be made to you within seven days of the date that BLIC receives your written request.
You may submit a written withdrawal request, which must be received at the administrative office on or before the Normal Annuity Date, that indicates that the withdrawal should be processed as of the Normal Annuity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Normal Annuity Date.
BLIC may suspend surrenders when:
•	The SEC restricts trading on the NYSE or NYSE is closed for other than weekends or holidays.
•	The SEC permits the suspension of withdrawals.
•	The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.
We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
Account Statements
You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:
•	all transactions for the period being reported
•	the number of Accumulation Units that are credited to your Participant’s Account in each Series
•	the current Accumulation Unit value for each Series
•	your Participant’s Account as of the end of the reporting period
BLIC is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise BLIC of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.
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ANNUITY BENEFITS
There are two people who are involved in payments under your Annuity:
•	you
•	the Beneficiary
Variable Annuity Payments
The value of your Participant’s Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.
Assumed Investment Return
Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.
Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.
Election of Annuity Date and form of Annuity
You choose the Annuity Date and the form of Annuity payment, subject to the requirements of the Internal Revenue Code (“Code”).
If your Contract is a Qualified Contract, you must take distributions during your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity payment option. Upon your death, if Annuity payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments after your death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Election of Annuity Date
If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:
•	the month in which you attain age 75, or
•	the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.
You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.
Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.
Form of Annuity
Currently, BLIC provides you with five forms of Annuity payments, subject to applicable Code distribution requirements and other tax law. Each Annuity payment option, except Option 5, is available on both a Fixed Annuity payment and Variable Annuity payment basis. Option 5 is available on a Fixed Annuity payment basis only.
Option 1 — Life Annuity
You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because BLIC does not guarantee a
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minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.
Option 2 — Life Annuity with 120, 180,
or 240 Monthly Payments Certain
You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, BLIC guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.
Option 3 — Installment Refund Life Annuity
An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant’s Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
Option 4 — Joint and Last Survivor Life Annuity
You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. BLIC stops making payments with the last payment before the death of the last surviving payee. BLIC does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and BLIC does not pay death proceeds because of the death of the other payee.
Option 5 — Payments for a Designated Period
(Fixed Annuity Only)
BLIC makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by BLIC that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Due to underwriting, administrative or Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.
If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.
The first year’s Annuity payment described in Options 1 – 4 is calculated on the basis of:
•	the mortality table specified in the Contract,
•	the age, and where permitted, the sex of the Annuitant,
•	the type of Annuity payment option selected, and
•	the assumed investment return selected.
Your Annuity payments will depend on your choices. For lifetime options, the age of the Annuitant will also be considered. For example, if you select an Annuity Option that guarantees payments for your lifetime and your spouse’s lifetime, your payments will be lower than if you selected an Annuity Option with payments over only your lifetime. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether you are alive (such as a Life Annuity with 120, 180, or 240 Monthly Payments Certain and Installment Life Refund Annuity) result in payments smaller than with Annuity Options without such guarantee (such as Life Annuity and Joint and Last Survivor Life Annuity). In addition, to the extent the Annuity Option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.
If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant’s sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.
The Fixed Annuity payments described in Option 5 are calculated on the basis of:
•	the number of years in the payment period, and
•	the interest rate guaranteed with respect to the option.
Fixed Annuities are funded through the General Account of BLIC.
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Frequency of Payment
Your payments under all options will be made on a monthly basis unless you and BLIC have agreed to a different arrangement (choosing less frequent payments will result in each payment being larger).
Payments from each Series must be at least $50. If a payment from a Series will be less than $50, BLIC has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.
Level Payments Varying Annually
Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, BLIC will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.
After calculating the amount due to you, BLIC transfers the amount of the year’s Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.
The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, BLIC will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, BLIC will experience a loss.
You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.
Annuity Unit Values
This is how BLIC calculates the Annuity Unit Value for each Series:
•	First, BLIC determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.
•	Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.
•	Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.
•	Finally, the previous Annuity Unit Value is multiplied by this result.
DEATH BENEFITS
Death before the Annuity Date
If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant’s Account.
If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:
•	your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments (including any applicable surrender charge); or
•	your Participant’s Account.
Your Beneficiary(ies) receive the death benefit as either:
1)    A lump sum that must be made within five (5) years of your death; or
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2)    Annuity income under Annuity Income Options One, Two or Five (described in Article 7 of the Contract), subject to applicable Code distribution requirements and other tax law.
If your Beneficiary(ies) chooses one of the Annuity income options:
•	Payments must begin within one year of your death However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
•	The guaranteed period under Option Two or the designated period under Option Five may not be longer than permitted by applicable Code distribution requirements and other tax law.
•	The Participant’s Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.
The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Note that if BLIC is notified of your death before any requested transaction is completed (including transactions under a dollar cost averaging or reallocation program), we will cancel the request.
If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.
All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.
Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the account balance attributable to his/her portion of the death benefit remains in the Funds and is subject to investment risk.
If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.
You will also be considered to have outlived your Beneficiary(ies) in the following situations:
•	Your Beneficiary(ies) and you die at the same time.
•	Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by BLIC before the date due.
Proof of death includes a certified death certificate, or attending physician’s statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that BLIC agrees to accept as proof of death.
Death after the Annuity Date
If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect, subject to applicable Code distribution requirements and other tax law. In this case, the Beneficiary will:
•	have all the remaining rights and powers under a Contract, and
•	be subject to all the terms and conditions of the Contract.
In the case of a Qualified Contract, applicable tax law may require that any remaining payments after the Annuitant’s death be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant’s estate unless other provisions have been made and approved by BLIC. This value is calculated on the next day of payment following receipt of due proof of death.
Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.
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Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the last day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
FEDERAL TAX CONSIDERATIONS
Special Distribution Rules during 2020. Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if You had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. The legislation also provides loan relief to certain qualified plan participants in the form of increased loan limits and the ability to delay loan repayments. You should consult your tax adviser and plan sponsor to see if You may be eligible for these and other benefits provided by the legislation.
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (“Code”) and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or 457(b) plans. Extensive special tax
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rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
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Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)     minimum distribution requirements,
(b)     financial hardship, or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this Contract from an existing qualified plan you may have with another
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provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a Qualified Contract following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after their death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your Contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If your surviving spouse is the sole designated beneficiary of your IRA, then your surviving spouse may elect to treat the IRA as his or her own.
Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must generally be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949) even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
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For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
Complex rules apply to the calculation of these withdrawals.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of annuity payments that are payable over the joint lives of you and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult your own tax adviser as to how these rules affect your own Contract.
Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.    Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.    Is exchanged to another permissible investment under your 403(b) plan;
3.    Relates to contributions to an annuity contract that are not salary reduction elective deferrals , if your plan allows it;
4.    Occurs after you die, leave your job or become disabled (as defined by the Code);
5.    Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6.    Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.    Relates to rollover or after-tax contributions; or
8.    Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s
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severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed purchase payment limits you may be subject to a tax penalty.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement
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may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse”, spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
VOTING RIGHTS
As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC’s current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular
38

and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote all of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of a vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.
BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.
When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.
There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.
The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.
The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant’s Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.
LEGAL PROCEEDINGS
BLIC, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. BLIC does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of Distributor to perform its contract with the
Separate Account or of BLIC to meet its obligations under the contracts.
ADDITIONAL INFORMATION
You may contact BLIC at the address and phone number listed on page 26 for further information. A copy of the SAI, dated May 1, 2020, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.
A Registration Statement has been filed with the SEC under the Securities Act for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, BLIC and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
39

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
Company
Services
Surrender Charges
Net Investment Factor
Annuity Payments
Basis of Variable Benefits
Determination of Amount of Monthly Variable Annuity Payments for First Year
Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years
Annuity Unit Value
Underwriters, Distribution of the Contracts
Calculation of Performance
Voting Rights
Safekeeping of Securities
Servicing Agent
Independent Registered Public Accounting Firm
Additional Federal Tax Considerations
Qualified Annuity Contracts
Types of Qualified Plans
ERISA
Federal Estate Taxes
Generation-Skipping Transfer Tax
Annuity Purchase Payments by Nonresident Aliens and Foreign Entities
Financial Statements
40

If you would like the Statement of Additional Information dated May 1, 2020, for the annuity contract issued by Brighthouse Life Insurance Company, at no charge, please print and fill in all information and mail to:
Brighthouse Life Insurance Company
Attn: Variable Products
11225 North Community House Road
Charlotte, NC 28277

Name
Address
City	State	Zip Code
BOOK-702
SAI-BLICFLEXBONUS
41

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2019. See “Accumulation Period — Separate Account Accumulation Unit Current Values” in the prospectus for information on how
Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges.

1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Small Capitalization Fund – Class 2
01/01/2010 to 12/31/2010	25.910074	31.292611	692,612.6321
01/01/2011 to 12/31/2011	31.292611	24.963046	608,209.5666
01/01/2012 to 12/31/2012	24.963046	29.103284	549,030.1894
01/01/2013 to 12/31/2013	29.103284	36.832925	497,651.2404
01/01/2014 to 12/31/2014	36.832925	37.110373	444,456.1511
01/01/2015 to 12/31/2015	37.110373	36.710030	413,860.1952
01/01/2016 to 12/31/2016	36.710030	36.977746	359,488.3966
01/01/2017 to 12/31/2017	36.977746	45.930478	327,862.5681
01/01/2018 to 12/31/2018	45.930478	40.531775	297,825.4375
01/01/2019 to 12/31/2019	40.531775	52.591924	274,597.5157
American Funds Growth Fund – Class 2
01/01/2010 to 12/31/2010	135.886768	159.110466	197,917.0152
01/01/2011 to 12/31/2011	159.110466	150.267275	169,705.2669
01/01/2012 to 12/31/2012	150.267275	174.764387	151,415.5656
01/01/2013 to 12/31/2013	174.764387	224.324324	137,399.5781
01/01/2014 to 12/31/2014	224.324324	240.148175	121,837.6484
01/01/2015 to 12/31/2015	240.148175	253.176728	110,968.4612
01/01/2016 to 12/31/2016	253.176728	273.480692	97,922.1599
01/01/2017 to 12/31/2017	273.480692	346.163148	88,973.5593
01/01/2018 to 12/31/2018	346.163148	340.651025	78,052.9925
01/01/2019 to 12/31/2019	340.651025	439.509128	71,038.2360
American Funds Growth-Income Fund – Class 2
01/01/2010 to 12/31/2010	96.443252	106.023268	241,143.8757
01/01/2011 to 12/31/2011	106.023268	102.690225	226,239.0424
01/01/2012 to 12/31/2012	102.690225	119.017052	216,725.0749
01/01/2013 to 12/31/2013	119.017052	156.758120	208,849.8342
01/01/2014 to 12/31/2014	156.758120	171.103175	196,811.0208
01/01/2015 to 12/31/2015	171.103175	171.264467	175,053.9115
01/01/2016 to 12/31/2016	171.264467	188.435051	159,396.5743
01/01/2017 to 12/31/2017	188.435051	227.528333	141,697.5174
01/01/2018 to 12/31/2018	227.528333	220.449625	127,586.6971
01/01/2019 to 12/31/2019	220.449625	274.339683	116,187.2455

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio – Class A
01/01/2010 to 12/31/2010	15.326913	18.167955	410,886.9023
01/01/2011 to 12/31/2011	18.167955	16.365822	357,959.6977
01/01/2012 to 12/31/2012	16.365822	19.095981	315,401.1320
01/01/2013 to 12/31/2013	19.095981	25.021972	281,699.1444
01/01/2014 to 12/31/2014	25.021972	25.171442	232,259.0671
01/01/2015 to 12/31/2015	25.171442	23.541201	203,412.4818
01/01/2016 to 12/31/2016	23.541201	30.554815	192,779.5525
01/01/2017 to 12/31/2017	30.554815	33.757815	166,010.3607
01/01/2018 to 12/31/2018	33.757815	28.316283	142,203.9898
01/01/2019 to 12/31/2019	28.316283	36.056133	127,608.1503
Invesco Small Cap Growth – Class A
01/01/2010 to 12/31/2010	13.046039	16.278427	38,951.2421
01/01/2011 to 12/31/2011	16.278427	15.924707	49,265.3809
01/01/2012 to 12/31/2012	15.924707	18.617965	37,288.8660
01/01/2013 to 12/31/2013	18.617965	25.814347	43,008.0531
01/01/2014 to 12/31/2014	25.814347	27.552049	41,910.6964
01/01/2015 to 12/31/2015	27.552049	26.796272	43,090.4279
01/01/2016 to 12/31/2016	26.796272	29.536249	41,993.7409
01/01/2017 to 12/31/2017	29.536249	36.603971	37,652.0258
01/01/2018 to 12/31/2018	36.603971	32.942383	38,462.0518
01/01/2019 to 12/31/2019	32.942383	40.507775	36,003.3519
MFS ® Research International – Class A
01/01/2010 to 12/31/2010	13.533539	14.908241	704,722.0579
01/01/2011 to 12/31/2011	14.908241	13.173402	711,229.6040
01/01/2012 to 12/31/2012	13.173402	15.201589	681,939.5852
01/01/2013 to 12/31/2013	15.201589	17.934180	657,489.2557
01/01/2014 to 12/31/2014	17.934180	16.501895	623,681.6137
01/01/2015 to 12/31/2015	16.501895	16.036964	559,636.9879
01/01/2016 to 12/31/2016	16.036964	15.715548	503,427.8534
01/01/2017 to 12/31/2017	15.715548	19.925952	466,452.2604
01/01/2018 to 12/31/2018	19.925952	16.943162	436,156.2061
01/01/2019 to 12/31/2019	16.943162	21.511791	403,644.3774
Morgan Stanley Discovery - Class A (formerly Morgan Stanley Mid Cap Growth - Class A)
05/03/2010 to 12/31/2010	13.508966	15.710242	255,187.3809
01/01/2011 to 12/31/2011	15.710242	14.466787	233,241.4996
01/01/2012 to 12/31/2012	14.466787	15.635383	215,417.7732
01/01/2013 to 12/31/2013	15.635383	21.488759	193,355.1926
01/01/2014 to 12/31/2014	21.488759	21.473044	173,269.6709
01/01/2015 to 12/31/2015	21.473044	20.171250	160,358.8564
01/01/2016 to 12/31/2016	20.171250	18.254972	148,099.2289
01/01/2017 to 12/31/2017	18.254972	25.280022	163,692.6205
01/01/2018 to 12/31/2018	25.280022	27.535533	155,793.0629
01/01/2019 to 12/31/2019	27.535533	38.160560	143,502.0803

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return - Class A
01/01/2010 to 12/31/2010	15.784226	16.882889	4,279,742.0000
01/01/2011 to 12/31/2011	16.882889	17.227037	3,918,425.0000
01/01/2012 to 12/31/2012	17.227037	18.619301	3,749,817.0000
01/01/2013 to 12/31/2013	18.619301	18.053398	3,285,635.0000
01/01/2014 to 12/31/2014	18.053398	18.611176	2,919,823.0000
01/01/2015 to 12/31/2015	18.611176	18.413676	2,457,540.0000
01/01/2016 to 12/31/2016	18.413676	18.684037	2,148,038.0000
01/01/2017 to 12/31/2017	18.684037	19.314031	1,893,116.0000
01/01/2018 to 12/31/2018	19.314031	19.059746	0.0000
01/01/2019 to 12/31/2019	19.059746	20.437646	0.0000
T. Rowe Price Large Cap Value - Class A
01/01/2010 to 12/31/2010	22.703193	26.280025	4,432,352.0627
01/01/2011 to 12/31/2011	26.280025	24.951397	3,985,555.0687
01/01/2012 to 12/31/2012	24.951397	29.112873	3,644,435.1710
01/01/2013 to 12/31/2013	29.112873	38.514167	3,321,628.7808
01/01/2014 to 12/31/2014	38.514167	43.152396	3,025,516.3258
01/01/2015 to 12/31/2015	43.152396	41.163487	2,681,679.8368
01/01/2016 to 12/31/2016	41.163487	47.192124	2,428,488.5418
01/01/2017 to 12/31/2017	47.192124	54.601665	2,210,882.0602
01/01/2018 to 12/31/2018	54.601665	49.043056	1,967,348.1996
01/01/2019 to 12/31/2019	49.043056	61.359866	1,800,208.4832
Brighthouse Funds Trust II
BlackRock Bond Income - Class A
01/01/2010 to 12/31/2010	53.652236	57.346031	97,631.5272
01/01/2011 to 12/31/2011	57.346031	60.292467	84,848.5604
01/01/2012 to 12/31/2012	60.292467	63.968026	84,176.1097
01/01/2013 to 12/31/2013	63.968026	62.626635	69,839.8239
01/01/2014 to 12/31/2014	62.626635	66.164259	76,732.1664
01/01/2015 to 12/31/2015	66.164259	65.664505	70,362.9311
01/01/2016 to 12/31/2016	65.664505	66.806772	60,375.8330
01/01/2017 to 12/31/2017	66.806772	68.618395	55,989.7437
01/01/2018 to 12/31/2018	68.618395	67.451489	51,874.4317
01/01/2019 to 12/31/2019	67.451489	73.086256	53,329.2602
BlackRock Capital Appreciation - Class A
01/01/2010 to 12/31/2010	28.045144	33.153311	38,917.2825
01/01/2011 to 12/31/2011	33.153311	29.783400	34,480.6544
01/01/2012 to 12/31/2012	29.783400	33.604960	32,932.7733
01/01/2013 to 12/31/2013	33.604960	44.499664	33,707.9224
01/01/2014 to 12/31/2014	44.499664	47.809362	33,666.0316
01/01/2015 to 12/31/2015	47.809362	50.129976	36,567.8276
01/01/2016 to 12/31/2016	50.129976	49.499933	29,407.0327
01/01/2017 to 12/31/2017	49.499933	65.408857	23,850.7756
01/01/2018 to 12/31/2018	65.408857	66.091398	28,580.2040
01/01/2019 to 12/31/2019	66.091398	86.626490	29,694.8959

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value – Class A
01/01/2010 to 12/31/2010	28.086256	31.878289	434,801.8243
01/01/2011 to 12/31/2011	31.878289	33.577074	393,641.1285
01/01/2012 to 12/31/2012	33.577074	37.054396	346,562.1520
01/01/2013 to 12/31/2013	37.054396	50.031164	338,124.9891
01/01/2014 to 12/31/2014	50.031164	50.311566	298,767.5443
01/01/2015 to 12/31/2015	50.311566	44.950146	263,961.4396
01/01/2016 to 12/31/2016	44.950146	54.532001	235,120.9233
01/01/2017 to 12/31/2017	54.532001	60.699476	218,191.6815
01/01/2018 to 12/31/2018	60.699476	51.975687	196,659.6882
01/01/2019 to 12/31/2019	51.975687	63.458032	174,753.8685
Brighthouse/Wellington Core Equity Opportunities – Class A
01/01/2010 to 12/31/2010	31.310832	34.598040	305,513.0147
01/01/2011 to 12/31/2011	34.598040	32.758001	269,377.7683
01/01/2012 to 12/31/2012	32.758001	36.473120	240,839.7298
01/01/2013 to 12/31/2013	36.473120	48.110989	219,113.8729
01/01/2014 to 12/31/2014	48.110989	52.513860	195,594.7182
01/01/2015 to 12/31/2015	52.513860	53.050988	172,277.6398
01/01/2016 to 12/31/2016	53.050988	56.183927	155,625.3171
01/01/2017 to 12/31/2017	56.183927	66.002974	135,349.8178
01/01/2018 to 12/31/2018	66.002974	65.055968	121,592.2466
01/01/2019 to 12/31/2019	65.055968	84.040574	102,779.1861
MetLife Aggregate Bond Index – Class A
01/01/2010 to 12/31/2010	15.501503	16.218382	515,107.3403
01/01/2011 to 12/31/2011	16.218382	17.202996	482,591.1916
01/01/2012 to 12/31/2012	17.202996	17.633288	480,940.8779
01/01/2013 to 12/31/2013	17.633288	16.991865	420,029.4006
01/01/2014 to 12/31/2014	16.991865	17.737635	419,323.6740
01/01/2015 to 12/31/2015	17.737635	17.544238	383,833.5151
01/01/2016 to 12/31/2016	17.544238	17.715615	345,787.1211
01/01/2017 to 12/31/2017	17.715615	18.048585	326,277.4007
01/01/2018 to 12/31/2018	18.048585	17.774049	308,892.4824
01/01/2019 to 12/31/2019	17.774049	19.050049	289,585.9888
MetLife Mid Cap Stock Index - Class A
01/01/2010 to 12/31/2010	14.419369	17.965347	1,152,809.9653
01/01/2011 to 12/31/2011	17.965347	17.389122	1,153,633.0876
01/01/2012 to 12/31/2012	17.389122	20.173428	1,178,449.7309
01/01/2013 to 12/31/2013	20.173428	26.500545	1,192,705.8692
01/01/2014 to 12/31/2014	26.500545	28.626696	1,156,149.7723
01/01/2015 to 12/31/2015	28.626696	27.578314	1,060,424.9505
01/01/2016 to 12/31/2016	27.578314	32.768500	1,003,208.7467
01/01/2017 to 12/31/2017	32.768500	37.486775	908,551.7337
01/01/2018 to 12/31/2018	37.486775	32.800480	848,062.3150
01/01/2019 to 12/31/2019	32.800480	40.757410	772,576.7299

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife MSCI EAFE® Index - Class A
01/01/2010 to 12/31/2010	12.550320	13.396497	1,201,155.7523
01/01/2011 to 12/31/2011	13.396497	11.565129	1,181,644.1977
01/01/2012 to 12/31/2012	11.565129	13.500289	1,200,374.9798
01/01/2013 to 12/31/2013	13.500289	16.231449	1,156,351.9311
01/01/2014 to 12/31/2014	16.231449	15.052383	1,134,964.5982
01/01/2015 to 12/31/2015	15.052383	14.688386	1,035,254.0319
01/01/2016 to 12/31/2016	14.688386	14.685475	961,597.9034
01/01/2017 to 12/31/2017	14.685475	18.097449	908,785.4574
01/01/2018 to 12/31/2018	18.097449	15.369830	848,633.9746
01/01/2019 to 12/31/2019	15.369830	18.489300	762,492.1990
MetLife Russell 2000® - Class A
01/01/2010 to 12/31/2010	15.040684	18.834041	466,859.5169
01/01/2011 to 12/31/2011	18.834041	17.820788	474,457.7034
01/01/2012 to 12/31/2012	17.820788	20.455127	479,291.3851
01/01/2013 to 12/31/2013	20.455127	27.961819	490,621.3535
01/01/2014 to 12/31/2014	27.961819	28.977018	473,022.7107
01/01/2015 to 12/31/2015	28.977018	27.367152	430,950.9169
01/01/2016 to 12/31/2016	27.367152	32.746861	408,770.8755
01/01/2017 to 12/31/2017	32.746861	37.048271	376,762.8228
01/01/2018 to 12/31/2018	37.048271	32.539339	370,159.1420
01/01/2019 to 12/31/2019	32.539339	40.328068	328,945.4727
MetLife Stock Index - Class A
01/01/2010 to 12/31/2010	36.761432	41.644919	1,134,947.1763
01/01/2011 to 12/31/2011	41.644919	41.842000	1,058,393.9158
01/01/2012 to 12/31/2012	41.842000	47.782944	1,015,814.5462
01/01/2013 to 12/31/2013	47.782944	62.236872	977,831.5116
01/01/2014 to 12/31/2014	62.236872	69.607702	914,215.5189
01/01/2015 to 12/31/2015	69.607702	69.475130	826,493.2692
01/01/2016 to 12/31/2016	69.475130	76.544034	774,887.0627
01/01/2017 to 12/31/2017	76.544034	91.787369	708,707.4548
01/01/2018 to 12/31/2018	91.787369	86.383811	646,856.1966
01/01/2019 to 12/31/2019	86.383811	111.773462	592,845.6557
MFS ® Total Return – Class A
01/01/2010 to 12/31/2010	44.323863	48.136209	202,835.2881
01/01/2011 to 12/31/2011	48.136209	48.639445	182,214.9541
01/01/2012 to 12/31/2012	48.639445	53.542721	167,289.8429
01/01/2013 to 12/31/2013	53.542721	62.857668	159,286.6143
01/01/2014 to 12/31/2014	62.857668	67.372913	146,167.1813
01/01/2015 to 12/31/2015	67.372913	66.365586	126,811.0776
01/01/2016 to 12/31/2016	66.365586	71.499378	113,748.4912
01/01/2017 to 12/31/2017	71.499378	79.322476	98,075.5317
01/01/2018 to 12/31/2018	79.322476	73.891787	88,787.8100
01/01/2019 to 12/31/2019	73.891787	87.750938	80,760.9693

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value – Class A
01/01/2010 to 12/31/2010	11.214859	12.328603	469,532.9573
01/01/2011 to 12/31/2011	12.328603	12.267250	475,613.7271
01/01/2012 to 12/31/2012	12.267250	14.116992	468,500.1591
01/01/2013 to 12/31/2013	14.116992	18.904385	462,130.4760
01/01/2014 to 12/31/2014	18.904385	20.666807	442,819.5531
01/01/2015 to 12/31/2015	20.666807	20.358870	403,787.3528
01/01/2016 to 12/31/2016	20.358870	22.976418	365,296.2107
01/01/2017 to 12/31/2017	22.976418	26.750074	345,307.5846
01/01/2018 to 12/31/2018	26.750074	23.736315	426,532.9014
01/01/2019 to 12/31/2019	23.736315	30.474293	392,841.8963
MFS ® Value – Class A (formerly MFS® Value Portfolio II – Class A)
01/01/2010 to 12/31/2010	10.510715	11.325768	239,092.5454
01/01/2011 to 12/31/2011	11.325768	11.436429	233,329.8657
01/01/2012 to 12/31/2012	11.436429	12.893807	203,788.6634
01/01/2013 to 12/31/2013	12.893807	16.798388	196,278.2642
01/01/2014 to 12/31/2014	16.798388	18.217424	198,464.7612
01/01/2015 to 12/31/2015	18.217424	16.896897	190,692.5744
01/01/2016 to 12/31/2016	16.896897	19.756412	171,681.1650
01/01/2017 to 12/31/2017	19.756412	20.981068	154,943.3955
01/01/2018 to 04/30/2018	20.981068	13.462643	0.0000
Neuberger Berman Genesis - Class A
01/01/2010 to 12/31/2010	14.016387	16.812420	568,716.4271
01/01/2011 to 12/31/2011	16.812420	17.549739	552,249.3823
01/01/2012 to 12/31/2012	17.549739	19.049130	520,656.4568
01/01/2013 to 12/31/2013	19.049130	26.033794	497,782.7233
01/01/2014 to 12/31/2014	26.033794	25.687418	459,733.7191
01/01/2015 to 12/31/2015	25.687418	25.490207	385,781.8957
01/01/2016 to 12/31/2016	25.490207	29.847381	346,518.1586
01/01/2017 to 12/31/2017	29.847381	34.086853	312,359.5802
01/01/2018 to 12/31/2018	34.086853	31.372759	289,159.1852
01/01/2019 to 12/31/2019	31.372759	40.137843	273,145.3086
T.Rowe Price Large Cap Growth - Class A
01/01/2010 to 12/31/2010	5.626531	7.120663	0.0000
01/01/2011 to 12/31/2011	7.120663	6.337146	0.0000
01/01/2012 to 12/31/2012	6.337146	16.697127	0.0000
01/01/2013 to 12/31/2013	16.697127	9.360004	280,940.2608
01/01/2014 to 12/31/2014	9.360004	10.073604	304,446.1739
01/01/2015 to 12/31/2015	10.073604	11.009661	426,507.7178
01/01/2016 to 12/31/2016	11.009661	11.053285	425,578.5075
01/01/2017 to 12/31/2017	11.053285	14.598063	469,969.5630
01/01/2018 to 12/31/2018	14.598063	14.265853	425,614.5614
01/01/2019 to 12/31/2019	14.265853	18.436093	454,607.7281

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T.Rowe Price Small Cap Growth - Class A
01/01/2010 to 12/31/2010	14.100882	18.767004	115,650.4954
01/01/2011 to 12/31/2011	18.767004	18.843434	134,679.2180
01/01/2012 to 12/31/2012	18.843434	21.596393	124,344.9511
01/01/2013 to 12/31/2013	21.596393	30.800370	146,538.1362
01/01/2014 to 12/31/2014	30.800370	32.485831	132,846.0846
01/01/2015 to 12/31/2015	32.485831	32.918153	169,625.3189
01/01/2016 to 12/31/2016	32.918153	36.290097	146,941.1994
01/01/2017 to 12/31/2017	36.290097	43.998624	116,298.1295
01/01/2018 to 12/31/2018	43.998624	40.563033	103,029.6015
01/01/2019 to 12/31/2019	40.563033	53.289890	99,028.5797
Western Asset Management Strategic Bond Opportunities – Class A
05/02/2016 to 12/31/2016	31.912083	33.143210	171,236.1397
01/01/2017 to 12/31/2017	33.143210	35.390205	163,783.8834
01/01/2018 to 12/31/2018	35.390205	33.587259	142,536.3452
01/01/2019 to 12/31/2019	33.587259	37.937508	143,886.2549
Western Asset Management Strategic Bond Opportunities – Class A (formerly Lord Abbett Bond Debenture - Class A)
01/01/2010 to 12/31/2010	21.656084	24.181148	280,087.2822
01/01/2011 to 12/31/2011	24.181148	25.008987	249,802.1168
01/01/2012 to 12/31/2012	25.008987	27.926895	244,192.9765
01/01/2013 to 12/31/2013	27.926895	29.803034	222,634.1466
01/01/2014 to 12/31/2014	29.803034	30.908973	213,961.0624
01/01/2015 to 12/31/2015	30.908973	29.922800	211,983.0683
01/01/2016 to 04/29/2016	29.922800	30.851190	0.0000
Deutsche DWS Variable Series I
DWS CROCI® International VIP
01/01/2010 to 12/31/2010	8.460631	8.482760	2,447,082.1566
01/01/2011 to 12/31/2011	8.482760	6.973831	2,222,355.6875
01/01/2012 to 12/31/2012	6.973831	8.300270	2,020,826.6100
01/01/2013 to 12/31/2013	8.300270	9.845462	1,870,650.2794
01/01/2014 to 12/31/2014	9.845462	8.570625	1,716,481.0313
01/01/2015 to 12/31/2015	8.570625	7.992133	1,547,893.1116
01/01/2016 to 12/31/2016	7.992133	7.943136	1,399,467.1753
01/01/2017 to 12/31/2017	7.943136	9.558146	2,789,082.3465
01/01/2018 to 12/31/2018	9.558146	8.071917	1,174,181.4090
01/01/2019 to 12/31/2019	8.071917	9.697602	1,108,131.0340
Fidelity ® Variable Insurance Products
Fidelity VIP Asset Manager Initial Class
01/01/2010 to 12/31/2010	10.961042	12.356748	5,419,609.4548
01/01/2011 to 12/31/2011	12.356748	11.879246	4,844,551.6909
01/01/2012 to 12/31/2012	11.879246	13.181923	4,319,512.5780
01/01/2013 to 12/31/2013	13.181923	15.047861	3,896,807.2609
01/01/2014 to 12/31/2014	15.047861	15.712039	3,599,721.2210
01/01/2015 to 12/31/2015	15.712039	15.523341	3,253,266.7934
01/01/2016 to 12/31/2016	15.523341	15.785504	2,985,925.8412
01/01/2017 to 12/31/2017	15.785504	17.771138	2,702,109.2277
01/01/2018 to 12/31/2018	17.771138	16.593539	2,380,232.9967
01/01/2019 to 12/31/2019	16.593539	19.358636	2,121,626.7866

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP Contrafund Initial Class
01/01/2010 to 12/31/2010	16.764378	19.387432	11,454,929.4800
01/01/2011 to 12/31/2011	19.387432	18.644873	10,240,818.7839
01/01/2012 to 12/31/2012	18.644873	21.413163	9,341,070.7597
01/01/2013 to 12/31/2013	21.413163	27.735848	8,490,722.5632
01/01/2014 to 12/31/2014	27.735848	30.632166	7,690,600.1033
01/01/2015 to 12/31/2015	30.632166	30.424178	6,888,452.3740
01/01/2016 to 12/31/2016	30.424178	32.419168	6,187,883.2042
01/01/2017 to 12/31/2017	32.419168	38.983043	5,576,731.6072
01/01/2018 to 12/31/2018	38.983043	36.005134	4,955,200.3230
01/01/2019 to 12/31/2019	36.005134	46.739793	4,489,421.9378
Fidelity VIP Government Money Market Initial Class
01/01/2010 to 12/31/2010	7.487827	7.405371	3,880,302.0396
01/01/2011 to 12/31/2011	7.405371	7.314287	3,604,218.3399
01/01/2012 to 12/31/2012	7.314287	7.225515	3,266,490.3576
01/01/2013 to 12/31/2013	7.225515	7.130707	3,074,432.0760
01/01/2014 to 12/31/2014	7.130707	7.035790	2,775,755.0050
01/01/2015 to 12/31/2015	7.035790	6.943385	2,527,316.0664
01/01/2016 to 12/31/2016	6.943385	6.864216	2,384,306.4175
01/01/2017 to 12/31/2017	6.864216	6.818108	2,234,686.8485
01/01/2018 to 12/31/2018	6.818108	6.837295	2,212,156.5514
01/01/2019 to 12/31/2019	6.837295	6.881580	2,068,736.9210
Fidelity VIP Growth Initial Class
01/01/2010 to 12/31/2010	10.992623	13.467028	7,853,052.3745
01/01/2011 to 12/31/2011	13.467028	13.313720	7,170,100.4688
01/01/2012 to 12/31/2012	13.313720	15.063625	6,645,597.0863
01/01/2013 to 12/31/2013	15.063625	20.261902	6,024,226.7291
01/01/2014 to 12/31/2014	20.261902	22.248641	5,562,133.5018
01/01/2015 to 12/31/2015	22.248641	23.525180	5,018,654.8681
01/01/2016 to 12/31/2016	23.525180	23.395551	4,576,456.3029
01/01/2017 to 12/31/2017	23.395551	31.192805	4,225,142.5794
01/01/2018 to 12/31/2018	31.192805	30.720318	3,896,953.1758
01/01/2019 to 12/31/2019	30.720318	40.708392	3,542,307.5625
Fidelity VIP Index 500 Initial Class
01/01/2010 to 12/31/2010	13.219395	15.001612	4,473,765.5777
01/01/2011 to 12/31/2011	15.001612	15.102636	3,900,584.8033
01/01/2012 to 12/31/2012	15.102636	17.270381	3,463,716.3004
01/01/2013 to 12/31/2013	17.270381	22.532808	3,034,899.0706
01/01/2014 to 12/31/2014	22.532808	25.247481	2,728,777.4919
01/01/2015 to 12/31/2015	25.247481	25.241288	2,423,194.4938
01/01/2016 to 12/31/2016	25.241288	27.856272	2,184,819.9566
01/01/2017 to 12/31/2017	27.856272	33.451500	1,943,866.5720
01/01/2018 to 12/31/2018	33.451500	31.518198	1,746,277.0407
01/01/2019 to 12/31/2019	31.518198	40.844330	1,579,194.5337

APPENDIX A
Condensed Financial Information (continued)
1.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP Overseas Initial Class
01/01/2010 to 12/31/2010	20.309400	22.665129	0.0000
01/01/2011 to 12/31/2011	22.665129	18.523365	0.0000
01/01/2012 to 12/31/2012	18.523365	22.062567	0.0000
01/01/2013 to 12/31/2013	22.062567	28.393789	0.0000
01/01/2014 to 12/31/2014	28.393789	25.750314	0.0000
01/01/2015 to 12/31/2015	25.750314	26.325827	0.0000
01/01/2016 to 12/31/2016	26.325827	24.657848	0.0000
01/01/2017 to 12/31/2017	24.657848	31.696127	0.0000
01/01/2018 to 12/31/2018	31.696127	26.638392	0.0000
01/01/2019 to 12/31/2019	26.638392	33.578449	0.0000
T. Rowe Price Growth Stock Fund, Inc.
T.Rowe Price Growth Stock Fund
01/01/2010 to 12/31/2010	10.426252	12.027962	0.0000
01/01/2011 to 12/31/2011	12.027962	11.751554	0.0000
01/01/2012 to 12/31/2012	11.751554	13.793651	0.0000
01/01/2013 to 12/31/2013	13.793651	18.933810	0.0000
01/01/2014 to 12/31/2014	18.933810	20.328812	0.0000
01/01/2015 to 12/31/2015	20.328812	22.233319	0.0000
01/01/2016 to 12/31/2016	22.233319	22.244872	0.0000
01/01/2017 to 12/31/2017	22.244872	29.329404	0.0000
01/01/2018 to 12/31/2018	29.329404	28.636708	0.0000
01/01/2019 to 12/31/2019	28.636708	36.961205	0.0000
The Alger Portfolios
The Alger Portfolios - Alger Small Cap Growth Class I-2
01/01/2010 to 12/31/2010	8.374934	10.352696	5,077,642.3343
01/01/2011 to 12/31/2011	10.352696	9.889041	4,710,472.6520
01/01/2012 to 12/31/2012	9.889041	10.975192	4,352,356.2823
01/01/2013 to 12/31/2013	10.975192	14.537878	3,990,479.7678
01/01/2014 to 12/31/2014	14.537878	14.405532	3,625,506.8487
01/01/2015 to 12/31/2015	14.405532	13.740728	3,207,054.5993
01/01/2016 to 12/31/2016	13.740728	14.402232	2,917,845.2491
01/01/2017 to 12/31/2017	14.402232	18.292427	2,679,573.5323
01/01/2018 to 12/31/2018	18.292427	18.304760	2,452,447.1684
01/01/2019 to 12/31/2019	18.304760	23.357289	2,269,892.2925

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Small Capitalization Fund – Class 2
01/01/2010 to 12/31/2010	26.214439	31.691829	16,766.6947
01/01/2011 to 12/31/2011	31.691829	25.306783	17,323.4822
01/01/2012 to 12/31/2012	25.306783	29.533689	15,451.3982
01/01/2013 to 12/31/2013	29.533689	37.414997	14,972.6653
01/01/2014 to 12/31/2014	37.414997	37.734549	15,396.3602
01/01/2015 to 12/31/2015	37.734549	37.364834	13,978.2457
01/01/2016 to 12/31/2016	37.364834	37.674970	10,414.5082
01/01/2017 to 12/31/2017	37.674970	46.843146	9,408.5501
01/01/2018 to 12/31/2018	46.843146	41.378786	10,130.8402
01/01/2019 to 12/31/2019	41.378786	53.744646	9,901.9649
American Funds Growth Fund – Class 2
01/01/2010 to 12/31/2010	139.453073	163.449422	6,825.7080
01/01/2011 to 12/31/2011	163.449422	154.519186	6,901.4864
01/01/2012 to 12/31/2012	154.519186	179.890074	7,846.9081
01/01/2013 to 12/31/2013	179.890074	231.134369	7,928.4601
01/01/2014 to 12/31/2014	231.134369	247.686109	8,083.3597
01/01/2015 to 12/31/2015	247.686109	261.384811	8,049.6037
01/01/2016 to 12/31/2016	261.384811	282.629359	6,746.3783
01/01/2017 to 12/31/2017	282.629359	358.099755	6,971.9441
01/01/2018 to 12/31/2018	358.099755	352.752127	6,940.8235
01/01/2019 to 12/31/2019	352.752127	455.577093	6,986.1336
American Funds Growth-Income Fund – Class 2
01/01/2010 to 12/31/2010	98.973944	108.914073	4,981.7615
01/01/2011 to 12/31/2011	108.914073	105.595463	5,438.3329
01/01/2012 to 12/31/2012	105.595463	122.507207	6,350.8123
01/01/2013 to 12/31/2013	122.507207	161.516298	6,828.4365
01/01/2014 to 12/31/2014	161.516298	176.473105	6,835.7957
01/01/2015 to 12/31/2015	176.473105	176.816173	6,755.5757
01/01/2016 to 12/31/2016	176.816173	194.737881	5,818.0159
01/01/2017 to 12/31/2017	194.737881	235.373126	5,382.7924
01/01/2018 to 12/31/2018	235.373126	228.279822	5,176.7135
01/01/2019 to 12/31/2019	228.279822	284.368091	5,082.6073
Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio – Class A
01/01/2010 to 12/31/2010	15.444971	18.326188	11,532.5661
01/01/2011 to 12/31/2011	18.326188	16.524848	12,268.4153
01/01/2012 to 12/31/2012	16.524848	19.300914	11,230.7522
01/01/2013 to 12/31/2013	19.300914	25.315778	11,470.4869
01/01/2014 to 12/31/2014	25.315778	25.492483	10,827.7135
01/01/2015 to 12/31/2015	25.492483	23.865308	7,991.0834
01/01/2016 to 12/31/2016	23.865308	31.006446	8,559.3231
01/01/2017 to 12/31/2017	31.006446	34.290950	7,917.4273
01/01/2018 to 12/31/2018	34.290950	28.792438	7,657.1096
01/01/2019 to 12/31/2019	28.792438	36.699089	7,288.8516

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth – Class A
01/01/2010 to 12/31/2010	13.153898	16.429408	9,151.4603
01/01/2011 to 12/31/2011	16.429408	16.088456	1,930.3810
01/01/2012 to 12/31/2012	16.088456	18.828315	1,575.5839
01/01/2013 to 12/31/2013	18.828315	26.132090	1,469.3165
01/01/2014 to 12/31/2014	26.132090	27.919083	5,592.3284
01/01/2015 to 12/31/2015	27.919083	27.180406	5,521.2400
01/01/2016 to 12/31/2016	27.180406	29.989622	3,456.9682
01/01/2017 to 12/31/2017	29.989622	37.202874	3,911.6260
01/01/2018 to 12/31/2018	37.202874	33.515086	4,623.0503
01/01/2019 to 12/31/2019	33.515086	41.253228	4,820.3069
MFS ® Research International – Class A
01/01/2010 to 12/31/2010	13.654370	15.056370	0.0000
01/01/2011 to 12/31/2011	15.056370	13.317590	0.0000
01/01/2012 to 12/31/2012	13.317590	15.383424	0.0000
01/01/2013 to 12/31/2013	15.383424	18.166845	0.0000
01/01/2014 to 12/31/2014	18.166845	16.732708	0.0000
01/01/2015 to 12/31/2015	16.732708	16.277546	0.0000
01/01/2016 to 12/31/2016	16.277546	15.967264	0.0000
01/01/2017 to 12/31/2017	15.967264	20.265283	0.0000
01/01/2018 to 12/31/2018	20.265283	17.249046	0.0000
01/01/2019 to 12/31/2019	17.249046	21.922051	0.0000
Morgan Stanley Discovery - Class A (formerly Morgan Stanley Mid Cap Growth - Class A)
05/03/2010 to 12/31/2010	13.688239	15.929276	3,624.2315
01/01/2011 to 12/31/2011	15.929276	14.683134	2,979.2808
01/01/2012 to 12/31/2012	14.683134	15.885165	2,750.0082
01/01/2013 to 12/31/2013	15.885165	21.853868	2,973.8735
01/01/2014 to 12/31/2014	21.853868	21.859736	2,743.2829
01/01/2015 to 12/31/2015	21.859736	20.555051	2,817.7479
01/01/2016 to 12/31/2016	20.555051	18.620923	2,908.2349
01/01/2017 to 12/31/2017	18.620923	25.812492	2,358.3126
01/01/2018 to 12/31/2018	25.812492	28.143810	2,440.7457
01/01/2019 to 12/31/2019	28.143810	39.042550	2,161.7719
PIMCO Total Return - Class A
01/01/2010 to 12/31/2010	15.925067	17.050564	77,391.0100
01/01/2011 to 12/31/2011	17.050564	17.415482	77,314.4882
01/01/2012 to 12/31/2012	17.415482	18.841899	77,709.2012
01/01/2013 to 12/31/2013	18.841899	18.287507	80,636.4814
01/01/2014 to 12/31/2014	18.287507	18.871373	75,626.9585
01/01/2015 to 12/31/2015	18.871373	18.689789	74,610.6857
01/01/2016 to 12/31/2016	18.689789	18.983170	63,093.3850
01/01/2017 to 12/31/2017	18.983170	19.642821	53,748.3489
01/01/2018 to 12/31/2018	19.642821	19.403702	48,239.5682
01/01/2019 to 12/31/2019	19.403702	20.827276	40,304.1972

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value - Class A
01/01/2010 to 12/31/2010	22.865870	26.494781	146,046.3695
01/01/2011 to 12/31/2011	26.494781	25.180415	136,439.7933
01/01/2012 to 12/31/2012	25.180415	29.409620	129,457.2493
01/01/2013 to 12/31/2013	29.409620	38.945630	118,444.6179
01/01/2014 to 12/31/2014	38.945630	43.679461	117,815.0510
01/01/2015 to 12/31/2015	43.679461	41.707947	104,024.9777
01/01/2016 to 12/31/2016	41.707947	47.864137	93,784.5275
01/01/2017 to 12/31/2017	47.864137	55.434397	82,189.7343
01/01/2018 to 12/31/2018	55.434397	49.841125	79,929.7885
01/01/2019 to 12/31/2019	49.841125	62.420719	73,192.9867
Brighthouse Funds Trust II
BlackRock Bond Income - Class A
01/01/2010 to 12/31/2010	55.085101	58.936416	5,411.7058
01/01/2011 to 12/31/2011	58.936416	62.026355	5,672.2556
01/01/2012 to 12/31/2012	62.026355	65.873776	5,648.1464
01/01/2013 to 12/31/2013	65.873776	64.556937	4,301.5089
01/01/2014 to 12/31/2014	64.556937	68.271805	3,997.2379
01/01/2015 to 12/31/2015	68.271805	67.823907	4,387.5765
01/01/2016 to 12/31/2016	67.823907	69.072749	4,711.5279
01/01/2017 to 12/31/2017	69.072749	71.016577	5,894.6530
01/01/2018 to 12/31/2018	71.016577	69.879099	3,516.8018
01/01/2019 to 12/31/2019	69.879099	75.792378	3,752.9640
BlackRock Capital Appreciation - Class A
01/01/2010 to 12/31/2010	28.473972	33.693876	1,396.3341
01/01/2011 to 12/31/2011	33.693876	30.299244	1,518.8883
01/01/2012 to 12/31/2012	30.299244	34.221356	6,180.2280
01/01/2013 to 12/31/2013	34.221356	45.361198	5,993.0399
01/01/2014 to 12/31/2014	45.361198	48.783724	1,819.2300
01/01/2015 to 12/31/2015	48.783724	51.202802	2,078.3585
01/01/2016 to 12/31/2016	51.202802	50.609844	1,851.0251
01/01/2017 to 12/31/2017	50.609844	66.942119	1,772.2673
01/01/2018 to 12/31/2018	66.942119	67.708723	1,884.5894
01/01/2019 to 12/31/2019	67.708723	88.835083	2,103.6648
Brighthouse/Artisan Mid Cap Value – Class A
01/01/2010 to 12/31/2010	28.558703	32.446916	5,973.8238
01/01/2011 to 12/31/2011	32.446916	34.210114	5,921.9711
01/01/2012 to 12/31/2012	34.210114	37.790958	5,862.1828
01/01/2013 to 12/31/2013	37.790958	51.076674	4,798.3609
01/01/2014 to 12/31/2014	51.076674	51.414329	4,899.5658
01/01/2015 to 12/31/2015	51.414329	45.981366	5,192.5731
01/01/2016 to 12/31/2016	45.981366	55.838821	5,044.4725
01/01/2017 to 12/31/2017	55.838821	62.216060	5,089.0460
01/01/2018 to 12/31/2018	62.216060	53.327927	5,227.5942
01/01/2019 to 12/31/2019	53.327927	65.174116	4,832.6517

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities – Class A
01/01/2010 to 12/31/2010	31.789534	35.162105	11,678.7002
01/01/2011 to 12/31/2011	35.162105	33.325307	12,367.1802
01/01/2012 to 12/31/2012	33.325307	37.142064	12,727.7270
01/01/2013 to 12/31/2013	37.142064	49.042341	12,897.5020
01/01/2014 to 12/31/2014	49.042341	53.583985	13,306.1924
01/01/2015 to 12/31/2015	53.583985	54.186202	13,462.1876
01/01/2016 to 12/31/2016	54.186202	57.443570	11,859.3249
01/01/2017 to 12/31/2017	57.443570	67.550025	11,368.5986
01/01/2018 to 12/31/2018	67.550025	66.647815	10,139.4055
01/01/2019 to 12/31/2019	66.647815	86.183044	10,973.7765
MetLife Aggregate Bond Index – Class A
01/01/2010 to 12/31/2010	15.675248	16.416561	9,887.0337
01/01/2011 to 12/31/2011	16.416561	17.430570	10,039.6052
01/01/2012 to 12/31/2012	17.430570	17.884519	9,719.2561
01/01/2013 to 12/31/2013	17.884519	17.251198	8,930.9807
01/01/2014 to 12/31/2014	17.251198	18.026358	9,444.1050
01/01/2015 to 12/31/2015	18.026358	17.847649	9,032.7075
01/01/2016 to 12/31/2016	17.847649	18.040014	14,534.4543
01/01/2017 to 12/31/2017	18.040014	18.397411	11,927.9023
01/01/2018 to 12/31/2018	18.397411	18.135791	12,918.7269
01/01/2019 to 12/31/2019	18.135791	19.457200	14,769.8245
MetLife Mid Cap Stock Index - Class A
01/01/2010 to 12/31/2010	14.556962	18.154892	53,128.5143
01/01/2011 to 12/31/2011	18.154892	17.590135	47,682.5509
01/01/2012 to 12/31/2012	17.590135	20.427139	53,823.5705
01/01/2013 to 12/31/2013	20.427139	26.860649	56,448.6897
01/01/2014 to 12/31/2014	26.860649	29.044717	59,072.4407
01/01/2015 to 12/31/2015	29.044717	28.009018	59,411.8560
01/01/2016 to 12/31/2016	28.009018	33.313530	51,235.5782
01/01/2017 to 12/31/2017	33.313530	38.148276	48,651.7295
01/01/2018 to 12/31/2018	38.148276	33.412886	48,713.3162
01/01/2019 to 12/31/2019	33.412886	41.559899	48,054.3611
MetLife MSCI EAFE® Index - Class A
01/01/2010 to 12/31/2010	12.691055	13.560254	55,098.5728
01/01/2011 to 12/31/2011	13.560254	11.718200	63,230.4195
01/01/2012 to 12/31/2012	11.718200	13.692721	63,475.9403
01/01/2013 to 12/31/2013	13.692721	16.479269	65,950.0343
01/01/2014 to 12/31/2014	16.479269	15.297495	70,496.2784
01/01/2015 to 12/31/2015	15.297495	14.942509	69,822.1423
01/01/2016 to 12/31/2016	14.942509	14.954491	71,365.0994
01/01/2017 to 12/31/2017	14.954491	18.447333	66,795.0532
01/01/2018 to 12/31/2018	18.447333	15.682752	64,891.1991
01/01/2019 to 12/31/2019	15.682752	18.884598	63,372.5568

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® - Class A
01/01/2010 to 12/31/2010	15.209358	19.064281	15,140.4882
01/01/2011 to 12/31/2011	19.064281	18.056656	15,113.3312
01/01/2012 to 12/31/2012	18.056656	20.746692	17,426.8698
01/01/2013 to 12/31/2013	20.746692	28.388723	18,780.1858
01/01/2014 to 12/31/2014	28.388723	29.448852	18,870.3689
01/01/2015 to 12/31/2015	29.448852	27.840603	19,323.3605
01/01/2016 to 12/31/2016	27.840603	33.346685	19,374.3997
01/01/2017 to 12/31/2017	33.346685	37.764500	17,835.2663
01/01/2018 to 12/31/2018	37.764500	33.201794	17,628.3017
01/01/2019 to 12/31/2019	33.201794	41.190238	17,240.9703
MetLife Stock Index - Class A
01/01/2010 to 12/31/2010	37.454420	42.472362	25,260.7140
01/01/2011 to 12/31/2011	42.472362	42.715951	18,792.9727
01/01/2012 to 12/31/2012	42.715951	48.830016	19,489.6947
01/01/2013 to 12/31/2013	48.830016	63.664241	17,604.9282
01/01/2014 to 12/31/2014	63.664241	71.275323	16,658.6097
01/01/2015 to 12/31/2015	71.275323	71.210735	15,436.8396
01/01/2016 to 12/31/2016	71.210735	78.534680	15,989.5293
01/01/2017 to 12/31/2017	78.534680	94.268304	11,763.7419
01/01/2018 to 12/31/2018	94.268304	88.807972	12,193.0103
01/01/2019 to 12/31/2019	88.807972	115.025021	11,029.4049
MFS ® Total Return – Class A
01/01/2010 to 12/31/2010	45.340487	49.289494	4,176.8128
01/01/2011 to 12/31/2011	49.289494	49.854482	4,202.0466
01/01/2012 to 12/31/2012	49.854482	54.935416	4,003.3294
01/01/2013 to 12/31/2013	54.935416	64.557132	4,284.1197
01/01/2014 to 12/31/2014	64.557132	69.263656	4,226.0989
01/01/2015 to 12/31/2015	69.263656	68.296309	4,549.8500
01/01/2016 to 12/31/2016	68.296309	73.653033	4,160.6345
01/01/2017 to 12/31/2017	73.653033	81.793239	4,065.2278
01/01/2018 to 12/31/2018	81.793239	76.270060	4,043.3199
01/01/2019 to 12/31/2019	76.270060	90.665851	3,941.3127
MFS ® Value – Class A
01/01/2010 to 12/31/2010	11.340600	12.479292	9,118.8078
01/01/2011 to 12/31/2011	12.479292	12.429583	10,805.5376
01/01/2012 to 12/31/2012	12.429583	14.318181	12,522.5345
01/01/2013 to 12/31/2013	14.318181	19.192962	14,128.8661
01/01/2014 to 12/31/2014	19.192962	21.003273	15,100.1000
01/01/2015 to 12/31/2015	21.003273	20.711019	15,689.2746
01/01/2016 to 12/31/2016	20.711019	23.397214	15,136.8862
01/01/2017 to 12/31/2017	23.397214	27.267134	15,284.0534
01/01/2018 to 12/31/2018	27.267134	24.219476	27,180.4386
01/01/2019 to 12/31/2019	24.219476	31.125701	26,918.3881

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value – Class A (formerly MFS® Value Portfolio II – Class A)
01/01/2010 to 12/31/2010	10.591682	11.424418	12,673.7238
01/01/2011 to 12/31/2011	11.424418	11.547560	16,966.0177
01/01/2012 to 12/31/2012	11.547560	13.032186	21,517.3668
01/01/2013 to 12/31/2013	13.032186	16.995643	22,893.4901
01/01/2014 to 12/31/2014	16.995643	18.449778	25,128.3774
01/01/2015 to 12/31/2015	18.449778	17.129533	21,542.7728
01/01/2016 to 12/31/2016	17.129533	20.048447	17,204.0060
01/01/2017 to 12/31/2017	20.048447	21.312438	15,778.8430
01/01/2018 to 04/30/2018	21.312438	13.590640	0.0000
Neuberger Berman Genesis - Class A
01/01/2010 to 12/31/2010	14.150130	16.989800	7,924.7882
01/01/2011 to 12/31/2011	16.989800	17.752598	9,973.4796
01/01/2012 to 12/31/2012	17.752598	19.288693	8,857.1138
01/01/2013 to 12/31/2013	19.288693	26.387535	7,626.7422
01/01/2014 to 12/31/2014	26.387535	26.062504	7,295.7064
01/01/2015 to 12/31/2015	26.062504	25.888282	7,135.4369
01/01/2016 to 12/31/2016	25.888282	30.343810	7,383.6502
01/01/2017 to 12/31/2017	30.343810	34.688349	8,705.0742
01/01/2018 to 12/31/2018	34.688349	31.958497	9,537.6090
01/01/2019 to 12/31/2019	31.958497	40.928116	6,624.1611
T.Rowe Price Large Cap Growth - Class A
01/01/2010 to 12/31/2010	12.768036	14.759840	0.0000
01/01/2011 to 12/31/2011	14.759840	14.414290	0.0000
01/01/2012 to 12/31/2012	14.414290	16.935100	0.0000
01/01/2013 to 12/31/2013	16.935100	23.274157	0.0000
01/01/2014 to 12/31/2014	23.274157	25.073617	0.0000
01/01/2015 to 12/31/2015	25.073617	27.430908	0.0000
01/01/2016 to 12/31/2016	27.430908	27.567144	0.0000
01/01/2017 to 12/31/2017	27.567144	36.444174	0.0000
01/01/2018 to 12/31/2018	36.444174	35.650648	0.0000
01/01/2019 to 12/31/2019	35.650648	46.118232	0.0000
T.Rowe Price Small Cap Growth - Class A
01/01/2010 to 12/31/2010	14.283167	19.028594	0.0000
01/01/2011 to 12/31/2011	19.028594	19.125165	0.0000
01/01/2012 to 12/31/2012	19.125165	21.941317	0.0000
01/01/2013 to 12/31/2013	21.941317	31.323556	0.0000
01/01/2014 to 12/31/2014	31.323556	33.070694	0.0000
01/01/2015 to 12/31/2015	33.070694	33.544324	0.0000
01/01/2016 to 12/31/2016	33.544324	37.017393	0.0000
01/01/2017 to 12/31/2017	37.017393	44.925148	0.0000
01/01/2018 to 12/31/2018	44.925148	41.458903	0.0000
01/01/2019 to 12/31/2019	41.458903	54.521304	0.0000
Western Asset Management Strategic Bond Opportunities – Class A
05/02/2016 to 12/31/2016	32.605856	33.886194	15,210.6597
01/01/2017 to 12/31/2017	33.886194	36.219641	12,953.5509
01/01/2018 to 12/31/2018	36.219641	34.409016	12,106.9728
01/01/2019 to 12/31/2019	34.409016	38.904560	11,585.6224

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities – Class A (formerly Lord Abbett Bond Debenture - Class A)
01/01/2010 to 12/31/2010	21.954239	24.538571	20,181.7033
01/01/2011 to 12/31/2011	24.538571	25.403961	19,861.9799
01/01/2012 to 12/31/2012	25.403961	28.396469	17,281.9534
01/01/2013 to 12/31/2013	28.396469	30.334460	16,171.0081
01/01/2014 to 12/31/2014	30.334460	31.491582	18,860.0472
01/01/2015 to 12/31/2015	31.491582	30.517323	16,673.1941
01/01/2016 to 04/29/2016	30.517323	31.474501	0.0000
Deutsche DWS Variable Series I
DWS CROCI® International VIP
01/01/2010 to 12/31/2010	6.633478	6.682475	0.0000
01/01/2011 to 12/31/2011	6.682475	5.672364	0.0000
01/01/2012 to 12/31/2012	5.672364	6.592345	0.0000
01/01/2013 to 12/31/2013	6.592345	7.852399	0.0000
01/01/2014 to 12/31/2014	7.852399	6.871256	0.0000
01/01/2015 to 12/31/2015	6.871256	6.431327	0.0000
01/01/2016 to 12/31/2016	6.431327	6.452356	0.0000
01/01/2017 to 12/31/2017	6.452356
01/01/2018 to 12/31/2018
01/01/2019 to 12/31/2019
Fidelity ® Variable Insurance Products
Fidelity VIP Asset Manager Initial Class
01/01/2010 to 12/31/2010	11.039556	12.457697	81,008.6584
01/01/2011 to 12/31/2011	12.457697	11.988247	63,391.2349
01/01/2012 to 12/31/2012	11.988247	13.316250	62,353.6002
01/01/2013 to 12/31/2013	13.316250	15.216403	58,401.5452
01/01/2014 to 12/31/2014	15.216403	15.903912	53,221.3775
01/01/2015 to 12/31/2015	15.903912	15.728630	48,153.5054
01/01/2016 to 12/31/2016	15.728630	16.010257	48,432.5889
01/01/2017 to 12/31/2017	16.010257	18.042133	42,773.6079
01/01/2018 to 12/31/2018	18.042133	16.863527	41,567.6470
01/01/2019 to 12/31/2019	16.863527	19.693287	44,332.8444
Fidelity VIP Contrafund Initial Class
01/01/2010 to 12/31/2010	16.884473	19.545826	243,566.1318
01/01/2011 to 12/31/2011	19.545826	18.815967	227,820.0671
01/01/2012 to 12/31/2012	18.815967	21.631381	220,796.3335
01/01/2013 to 12/31/2013	21.631381	28.046504	204,044.9321
01/01/2014 to 12/31/2014	28.046504	31.006242	198,327.8019
01/01/2015 to 12/31/2015	31.006242	30.826523	180,385.9264
01/01/2016 to 12/31/2016	30.826523	32.880749	172,983.8885
01/01/2017 to 12/31/2017	32.880749	39.577487	150,568.5143
01/01/2018 to 12/31/2018	39.577487	36.590958	149,950.3809
01/01/2019 to 12/31/2019	36.590958	47.547775	137,957.9949

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP Government Money Market Initial Class
01/01/2010 to 12/31/2010	7.541461	7.465875	118,420.7849
01/01/2011 to 12/31/2011	7.465875	7.381403	139,732.8066
01/01/2012 to 12/31/2012	7.381403	7.299151	156,789.9303
01/01/2013 to 12/31/2013	7.299151	7.210582	126,865.1406
01/01/2014 to 12/31/2014	7.210582	7.121719	109,212.7674
01/01/2015 to 12/31/2015	7.121719	7.035215	96,445.3313
01/01/2016 to 12/31/2016	7.035215	6.961956	171,094.3297
01/01/2017 to 12/31/2017	6.961956	6.922090	159,212.6195
01/01/2018 to 12/31/2018	6.922090	6.948550	165,618.2000
01/01/2019 to 12/31/2019	6.948550	7.000551	151,181.1912
Fidelity VIP Growth Initial Class
01/01/2010 to 12/31/2010	11.071386	13.577069	179,245.1925
01/01/2011 to 12/31/2011	13.577069	13.435906	166,443.4535
01/01/2012 to 12/31/2012	13.435906	15.217148	160,846.7161
01/01/2013 to 12/31/2013	15.217148	20.488862	146,083.3331
01/01/2014 to 12/31/2014	20.488862	22.520357	136,626.6941
01/01/2015 to 12/31/2015	22.520357	23.836303	124,680.3218
01/01/2016 to 12/31/2016	23.836303	23.728671	111,963.6732
01/01/2017 to 12/31/2017	23.728671	31.668467	97,773.3530
01/01/2018 to 12/31/2018	31.668467	31.220160	94,824.0017
01/01/2019 to 12/31/2019	31.220160	41.412118	75,461.5652
Fidelity VIP Index 500 Initial Class
01/01/2010 to 12/31/2010	13.314097	15.124179	87,732.5510
01/01/2011 to 12/31/2011	15.124179	15.241225	72,290.3050
01/01/2012 to 12/31/2012	15.241225	17.446381	65,057.4341
01/01/2013 to 12/31/2013	17.446381	22.785186	55,057.4028
01/01/2014 to 12/31/2014	22.785186	25.555796	48,213.1589
01/01/2015 to 12/31/2015	25.555796	25.575084	40,006.0637
01/01/2016 to 12/31/2016	25.575084	28.252871	36,268.9001
01/01/2017 to 12/31/2017	28.252871	33.961575	30,221.3403
01/01/2018 to 12/31/2018	33.961575	32.030994	26,217.3195
01/01/2019 to 12/31/2019	32.030994	41.550365	23,082.8521
Fidelity VIP Overseas Initial Class
01/01/2010 to 12/31/2010	10.112067	11.296259	121,653.1011
01/01/2011 to 12/31/2011	11.296259	9.241242	119,048.5177
01/01/2012 to 12/31/2012	9.241242	11.018674	116,093.9871
01/01/2013 to 12/31/2013	11.018674	14.193966	102,607.3718
01/01/2014 to 12/31/2014	14.193966	12.885384	93,963.0819
01/01/2015 to 12/31/2015	12.885384	13.186551	82,415.1010
01/01/2016 to 12/31/2016	13.186551	12.363421	72,418.4436
01/01/2017 to 12/31/2017	12.363421	15.908244	62,557.7391
01/01/2018 to 12/31/2018	15.908244	13.383235	59,394.9347
01/01/2019 to 12/31/2019	13.383235	16.886816	51,531.8329

APPENDIX A
Condensed Financial Information (continued)
1.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Growth Stock Fund, Inc.
T.Rowe Price Growth Stock Fund
01/01/2010 to 12/31/2010	10.516202	12.143853	0.0000
01/01/2011 to 12/31/2011	12.143853	11.876625	0.0000
01/01/2012 to 12/31/2012	11.876625	13.794841	0.0000
01/01/2013 to 12/31/2013	13.794841	19.173696	0.0000
01/01/2014 to 12/31/2014	19.173696	20.606964	0.0000
01/01/2015 to 12/31/2015	20.606964	22.560070	0.0000
01/01/2016 to 12/31/2016	22.560070	22.594368	0.0000
01/01/2017 to 12/31/2017	22.594368	29.819890	0.0000
01/01/2018 to 12/31/2018	29.819890	29.144907	0.0000
01/01/2019 to 12/31/2019	29.144907	37.654752	0.0000
The Alger Portfolios
The Alger Portfolios - Alger Small Cap Growth Class I-2
01/01/2010 to 12/31/2010	8.434930	10.437277	184,280.9339
01/01/2011 to 12/31/2011	10.437277	9.979789	175,666.7643
01/01/2012 to 12/31/2012	9.979789	11.087042	164,845.9568
01/01/2013 to 12/31/2013	11.087042	14.700713	145,728.1624
01/01/2014 to 12/31/2014	14.700713	14.581462	125,176.3556
01/01/2015 to 12/31/2015	14.581462	13.922458	107,598.4009
01/01/2016 to 12/31/2016	13.922458	14.607305	103,338.5150
01/01/2017 to 12/31/2017	14.607305	18.571386	89,951.4536
01/01/2018 to 12/31/2018	18.571386	18.602615	86,996.7038
01/01/2019 to 12/31/2019	18.602615	23.761107	78,810.1805

APPENDIX B
Participating Investment Portfolios
Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. There can be no assurance that the investment objectives will be achieved.
Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I — Class A
Brighthouse Small Cap Value Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Invesco Small Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Artisan Mid Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Wellington Core Equity Opportunities Portfolio	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
MetLife Aggregate Bond Index Portfolio	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
B-1

Fund	Investment Objective	Investment Adviser/Subadviser
MetLife Russell 2000® Index Portfolio	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Deutsche DWS Variable Series I — Class A
DWS CROCI® International VIP	Seeks long-term growth of capital.	DWS Investment Management Americas, Inc.
Fidelity ® Variable Insurance Products — Initial Class
Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company LLC
Contrafund ® Portfolio	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company LLC
Growth Portfolio	Seeks to achieve capital appreciation.	Fidelity Management & Research Company LLC
Index 500 Portfolio††	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC
Overseas Portfolio	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (UK) Limited
T. Rowe Price Growth Stock Fund, Inc.	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
The Alger Portfolios — Class I-2
Alger Small Cap Growth Portfolio	Seeks long-term capital appreciation.	Fred Alger Management, LLC
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funds may have been subject to a change. Please see “Appendix C – Additional Information Regarding the Funds.”
B-2

APPENDIX C
Additional Information Regarding the Funds
The Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former name and new name of the trust or company of which the Fund is part.
FUND NAME CHANGES

There have been no recent Fund name changes.

FUND MERGERS

There have been no recent Fund mergers.
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APPENDIX D
Premium Tax Table
If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Contract.
	Qualified Contracts	Non-Qualified Contracts
California(1)	0.50%	2.35%
Florida(2)	1.00%	1.00%
Maine(3)	0.00%	2.00%
Nevada(4)	0.00%	3.50%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming(4)	0.00%	1.00%

(1)	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
(2)	Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
(3)	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
(4)	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
(5)	We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
(6)	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).BLIC does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. BLIC has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material BLIC authorizes.
D-1

Statement of Additional Information
Brighthouse Separate Account A
Group Flexible Payment Fixed and Variable
Annuity Contracts
Brighthouse Life Insurance Company
May 1, 2020
This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2020, may be obtained without charge by writing to Brighthouse Insurance Company, 11225 North Community House Road, Charlotte, NC 28277 or by telephoning (800) 283-4536.
Note:	Certain terms used in this Statement of Additional Information have special meanings. If a term is not defined herein, it has the meaning given to it in the prospectus.
SAI-0520BLICFLEXBONUS

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COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
SERVICES
BLIC maintains certain books and records of Brighthouse Separate Account A (the “Separate Account”) and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and record keeping services for the Contracts as well as other contracts and policies issued by BLIC.
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SURRENDER CHARGES
Subject to the individual’s retirement plan requirements, all or a portion of the Participant’s account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. For 403(b) Plans only, no surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant’s Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.
NET INVESTMENT FACTOR
The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.
ANNUITY PAYMENTS
Basis of Variable Benefits
The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:
Year of Birth Before 1945	Age Adjustment Actual Age
1946 - 1965	Age minus 1 Year
1966 - 1985	Age minus 2 Years
1986 - 2005	Age minus 3 Years
Determination of Amount of Monthly Variable Annuity Payments for First Year
The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.
At the beginning of the first payment year, an amount is transferred from the Separate Account to BLIC’s General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the “Annuity Premium”) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.
At the time the first year’s monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity
4

units remains fixed during the annuity period unless annuity units are converted to or from another series.
Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years
As of each anniversary of the annuity date, BLIC will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be BLIC’s practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.
The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years’ payments will be smaller than, equal to or greater than the first year’s payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.
Annuity Unit Value
The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the “Annuity change factor” for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.
Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be “neutralized” in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.
UNDERWRITERS, DISTRUBITION OF THE CONTRACTS
Information about the distribution of the Contracts is contained in the prospectus. (See “Principal Underwriter.”) Additional information is provided below.
The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the Contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter:
5

Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
CALCULATION OF PERFORMANCE
Average annual total return was computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
         P(1+T)(n) = ERV
Where:
         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).
The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.
In addition, certain Fund performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
VOTING RIGHTS
As the owner of the Separate Account, BLIC is the legal owner of the shares of the Funds. Based upon BLIC’s current view of applicable law, we will vote shares of the Funds (which are deemed attributable to the Contracts) based on instructions received from those having voting interests under the Contract concerning Fund shares and who are entitled to vote on Fund proposals at all regular and special shareholders meetings. The persons who have voting interests under a particular plan may include the plan administrator or the Participant if voting is passed through to such individuals. Your plan administrator can provide you with information in this regard. BLIC will vote all shares of the underlying Funds as directed. BLIC will send to those with voting interests, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When BLIC receives these instructions, it will vote of the shares in proportion to the instructions. If BLIC does not receive voting instructions, from a recipient, it will vote their interest in the same proportion as represented by the votes it has received. The effect of this proportional voting is that a small number of those with voting interests may control the outcome of the vote. If BLIC determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.
BLIC is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless BLIC has actual knowledge that they are not.
When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.
There are certain circumstances under which BLIC may disregard voting instructions. However, in this event, a
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summary of our action and the reasons for such action will appear in the next semiannual report.
The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.
The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant’s Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.
SAFEKEEPING OF SECURITIES
Custody of all assets of the Separate Account are held by BLIC. The assets of each Separate Account Series will be kept physically segregated by BLIC and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of BLIC’s officers and employees.
SERVICING AGENT
Administrative services agreements have been entered into between BLIC and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. BLIC has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional
Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code.
SIMPLE
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employer contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
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403(b) Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up contribution
IRA	$ 6,000	$1,000
SIMPLE	$13,500	$3,000
401 (k)	$19,500	$6,500
SEP/401 (a)	(Employer contributions only)
403 (b) (TSA)	$19,500	$6,500
457 (b)	$19,500	$6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	Choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	Make certain withdrawals under plans for which a qualified consent is required;
(c)	Name someone other than the spouse as your beneficiary; or
(d)	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that
8

acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life
Insurance Company (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and
the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of
December 31, 2019, and the results of their operations for the year then ended
(or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                                                                              STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF                                                             CHANGES IN
           ACCOUNT               OPERATIONS                                                              NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International     For the period from April 29, 2019 (commencement of operations) through
  Bond Sub-Account           December 31, 2019

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan  For the year ended                                                       For the years ended
  International Sub-Account  December 31, 2019                                                        December 31, 2019
                                                                                                      and 2018

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging        For the period from April 29, 2019 (commencement of operations) through
  Markets Enhanced Index     December 31, 2019
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the year ended                                                       For the years ended
  Income Sub-Account         December 31, 2019                                                        December 31, 2019
                                                                                                      and 2018

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI AB International
  Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan  For the years ended December 31,
  International Sub-Account  2019, 2018, 2017, 2016 and 2015
                             (commenced November 19, 2014
                             and began transactions in 2015)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI SSGA Emerging
  Markets Enhanced Index
  Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed       For the years ended December 31,
  Income Sub-Account         2019, 2018, 2017, 2016, and the
                             period from May 1, 2015
                             (commencement of operations)
                             through December 31, 2015

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent

with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 1998.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)      AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value..............   $        57,974,899   $       125,217,669   $       300,888,727   $       105,538,956
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            57,974,899           125,217,669           300,888,727           105,538,956
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    36                   140                   110
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    37                   140                   110
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        57,974,899   $       125,217,632   $       300,888,587   $       105,538,846
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,974,899   $       125,217,335   $       300,694,030   $       105,529,256
   Net assets from contracts in payout....                    --                   297               194,557                 9,590
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        57,974,899   $       125,217,632   $       300,888,587   $       105,538,846
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BHFTI AB
                                                 GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION   INTERNATIONAL BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $       697,847,798  $        392,699,033  $     2,854,590,380  $         1,548,866
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    2                     3                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          697,847,800           392,699,036        2,854,590,380            1,548,866
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  116                   115                  140                   52
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  116                   115                  140                   52
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       697,847,684  $        392,698,921  $     2,854,590,240  $         1,548,814
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       697,556,438  $        392,516,565  $     2,853,998,635  $         1,548,814
   Net assets from contracts in payout..              291,246               182,356              591,605                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       697,847,684  $        392,698,921  $     2,854,590,240  $         1,548,814
                                          ===================  ====================  ===================  ===================

                                                 BHFTI
                                           AMERICAN FUNDS(R)           BHFTI               BHFTI                 BHFTI
                                               BALANCED          AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                              ALLOCATION         GROWTH ALLOCATION        GROWTH          MODERATE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $     3,247,960,214  $     1,920,984,896  $       896,578,553  $     1,496,155,618
   Accrued dividends....................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                    1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        3,247,960,214        1,920,984,897          896,578,553        1,496,155,619
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  110                  146                   91                  157
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  110                  146                   91                  157
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     3,247,960,104  $     1,920,984,751  $       896,578,462  $     1,496,155,462
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,247,121,004  $     1,920,206,705  $       896,565,270  $     1,494,580,756
   Net assets from contracts in payout..              839,100              778,046               13,192            1,574,706
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     3,247,960,104  $     1,920,984,751  $       896,578,462  $     1,496,155,462
                                          ===================  ===================  ===================  ====================

                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $     2,073,669,067  $      4,609,258,660
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................        2,073,669,068         4,609,258,660
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  120                   114
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  120                   114
                                          -------------------  --------------------

NET ASSETS..............................  $     2,073,668,948  $      4,609,258,546
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     2,072,944,587  $      4,608,604,638
   Net assets from contracts in payout..              724,361               653,908
                                          -------------------  --------------------
       Total Net Assets.................  $     2,073,668,948  $      4,609,258,546
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTI
                                                  BHFTI            BRIGHTHOUSE              BHFTI                BHFTI
                                                BLACKROCK             ASSET              BRIGHTHOUSE          BRIGHTHOUSE
                                               HIGH YIELD        ALLOCATION 100         BALANCED PLUS       SMALL CAP VALUE
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       309,535,382  $       570,647,058  $     7,769,299,927  $        223,578,895
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          309,535,382          570,647,058        7,769,299,927           223,578,895
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  173                  121                  100                   163
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                     2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  174                  121                  100                   165
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       309,535,208  $       570,646,937  $     7,769,299,827  $        223,578,730
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       309,393,201  $       570,370,080  $     7,768,107,828  $        223,308,001
   Net assets from contracts in payout..              142,007              276,857            1,191,999               270,729
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       309,535,208  $       570,646,937  $     7,769,299,827  $        223,578,730
                                          ===================  ===================  ===================  ====================

                                                                                                                 BHFTI
                                                  BHFTI               BHFTI                BHFTI             BRIGHTHOUSE/
                                              BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/          FRANKLIN LOW
                                            ABERDEEN EMERGING        ARTISAN            EATON VANCE            DURATION
                                             MARKETS EQUITY       INTERNATIONAL        FLOATING RATE         TOTAL RETURN
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       371,896,033  $           331,072  $        87,577,762  $        142,348,779
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          371,896,033              331,073           87,577,762           142,348,779
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  176                   54                  152                   132
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  176                   54                  153                   133
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       371,895,857  $           331,019  $        87,577,609  $        142,348,646
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       371,801,775  $           331,019  $        87,550,739  $        142,249,967
   Net assets from contracts in payout..               94,082                   --               26,870                98,679
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       371,895,857  $           331,019  $        87,577,609  $        142,348,646
                                          ===================  ===================  ===================  ====================

                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/
                                               TEMPLETON            WELLINGTON
                                             INTERNATIONAL           LARGE CAP
                                                 BOND                RESEARCH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        31,904,230  $        16,100,720
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           31,904,230           16,100,720
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   97                  135
   Due to Brighthouse Life Insurance
     Company............................                    2                   --
                                          -------------------  -------------------
       Total Liabilities................                   99                  135
                                          -------------------  -------------------

NET ASSETS..............................  $        31,904,131  $        16,100,585
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,904,131  $        16,100,585
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        31,904,131  $        16,100,585
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                               BHFTI CLARION            BHFTI             BHFTI INVESCO
                                                  GLOBAL           HARRIS OAKMARK         BALANCED-RISK        BHFTI INVESCO
                                                REAL ESTATE         INTERNATIONAL          ALLOCATION            COMSTOCK
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       231,318,661  $       572,263,530  $       926,602,328  $       669,147,046
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    1                    1                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          231,318,661          572,263,531          926,602,329          669,147,048
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  194                  158                  116                  171
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  196                  158                  116                  171
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       231,318,465  $       572,263,373  $       926,602,213  $       669,146,877
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       231,221,671  $       571,981,991  $       926,468,850  $       668,849,898
   Net assets from contracts in payout....               96,794              281,382              133,363              296,979
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       231,318,465  $       572,263,373  $       926,602,213  $       669,146,877
                                            ===================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                    BHFTI INVESCO             BHFTI              JPMORGAN
                                               BHFTI INVESCO          SMALL CAP             JPMORGAN           GLOBAL ACTIVE
                                               GLOBAL EQUITY           GROWTH               CORE BOND           ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        55,615,955  $       328,897,453  $       333,208,663  $     1,190,492,878
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           55,615,955          328,897,453          333,208,663        1,190,492,878
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  130                  229                  179                  135
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  132                  229                  180                  135
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        55,615,823  $       328,897,224  $       333,208,483  $     1,190,492,743
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        55,615,823  $       328,708,400  $       333,084,278  $     1,190,392,425
   Net assets from contracts in payout....                   --              188,824              124,205              100,318
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        55,615,823  $       328,897,224  $       333,208,483  $     1,190,492,743
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE          GLOBAL ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------

ASSETS:
   Investments at fair value..............  $        21,252,983  $        162,833,368
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --
                                            -------------------  --------------------
       Total Assets.......................           21,252,983           162,833,368
                                            -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  252                   122
   Due to Brighthouse Life Insurance
     Company..............................                    1                     1
                                            -------------------  --------------------
       Total Liabilities..................                  253                   123
                                            -------------------  --------------------

NET ASSETS................................  $        21,252,730  $        162,833,245
                                            ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        21,220,741  $        162,811,823
   Net assets from contracts in payout....               31,989                21,422
                                            -------------------  --------------------
       Total Net Assets...................  $        21,252,730  $        162,833,245
                                            ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTI
                                                 BHFTI               METLIFE            BHFTI MFS(R)             BHFTI
                                             LOOMIS SAYLES         MULTI-INDEX            RESEARCH          MORGAN STANLEY
                                                GROWTH            TARGETED RISK         INTERNATIONAL          DISCOVERY
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $       400,838,276  $       994,448,134  $       247,943,130  $       257,885,341
   Accrued dividends....................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    3                   --                    1                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          400,838,279          994,448,134          247,943,131          257,885,344
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  251                  150                  178                  150
   Due to Brighthouse Life Insurance
     Company............................                   --                   12                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  251                  162                  178                  150
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       400,838,028  $       994,447,972  $       247,942,953  $       257,885,194
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       400,631,056  $       994,403,650  $       247,809,438  $       257,774,597
   Net assets from contracts in payout..              206,972               44,322              133,515              110,597
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       400,838,028  $       994,447,972  $       247,942,953  $       257,885,194
                                          ===================  ===================  ===================  ===================

                                                 BHFTI                                                           BHFTI
                                               PANAGORA                BHFTI                BHFTI              SCHRODERS
                                                GLOBAL            PIMCO INFLATION           PIMCO               GLOBAL
                                           DIVERSIFIED RISK       PROTECTED BOND        TOTAL RETURN          MULTI-ASSET
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       141,728,318  $       550,130,861  $     1,325,243,100  $        921,743,769
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          141,728,318          550,130,861        1,325,243,100           921,743,769
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  144                  230                  161                   142
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  144                  230                  162                   143
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       141,728,174  $       550,130,631  $     1,325,242,938  $        921,743,626
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       141,701,051  $       549,878,098  $     1,324,475,532  $        921,648,420
   Net assets from contracts in payout..               27,123              252,533              767,406                95,206
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       141,728,174  $       550,130,631  $     1,325,242,938  $        921,743,626
                                          ===================  ===================  ===================  ====================

                                              BHFTI SSGA           BHFTI SSGA
                                           EMERGING MARKETS        GROWTH AND
                                            ENHANCED INDEX         INCOME ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $           871,335  $     1,205,892,312
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              871,335        1,205,892,312
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   10                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   10                  126
                                          -------------------  -------------------

NET ASSETS..............................  $           871,325  $     1,205,892,186
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           871,325  $     1,205,293,514
   Net assets from contracts in payout..                   --              598,672
                                          -------------------  -------------------
       Total Net Assets.................  $           871,325  $     1,205,892,186
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                    BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW
                                                 BHFTI SSGA          PRICE LARGE           PRICE MID           CORE FIXED
                                                 GROWTH ETF           CAP VALUE           CAP GROWTH             INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       431,106,557  $       730,034,875  $       502,499,569  $           278,484
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   18                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          431,106,557          730,034,893          502,499,569              278,484
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  130                  236                   89                   97
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  130                  236                   89                   97
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       431,106,427  $       730,034,657  $       502,499,480  $           278,387
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       430,622,035  $       729,260,652  $       502,240,103  $           278,387
   Net assets from contracts in payout....              484,392              774,005              259,377                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       431,106,427  $       730,034,657  $       502,499,480  $           278,387
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI           BHFTI WESTERN        BHFTII BAILLIE
                                                    BHFTI            WELLS CAPITAL     ASSET MANAGEMENT           GIFFORD
                                              VICTORY SYCAMORE        MANAGEMENT          GOVERNMENT           INTERNATIONAL
                                                MID CAP VALUE        MID CAP VALUE          INCOME                 STOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       226,484,528  $       129,231,985  $       505,216,657  $       223,852,610
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          226,484,528          129,231,985          505,216,657          223,852,610
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  209                  147                  149                  133
   Due to Brighthouse Life Insurance
     Company..............................                    3                    1                   --                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  212                  148                  149                  137
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       226,484,316  $       129,231,837  $       505,216,508  $       223,852,473
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       226,329,801  $       129,160,696  $       505,152,665  $       223,803,669
   Net assets from contracts in payout....              154,515               71,141               63,843               48,804
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       226,484,316  $       129,231,837  $       505,216,508  $       223,852,473
                                            ===================  ===================  ===================  ===================

                                                                       BHFTII
                                                  BHFTII              BLACKROCK
                                                 BLACKROCK             CAPITAL
                                                BOND INCOME         APPRECIATION
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        94,609,416  $        52,691,150
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Assets.......................           94,609,416           52,691,152
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  202                  329
   Due to Brighthouse Life Insurance
     Company..............................                    1                   --
                                            -------------------  -------------------
       Total Liabilities..................                  203                  329
                                            -------------------  -------------------

NET ASSETS................................  $        94,609,213  $        52,690,823
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        94,504,529  $        52,651,115
   Net assets from contracts in payout....              104,684               39,708
                                            -------------------  -------------------
       Total Net Assets...................  $        94,609,213  $        52,690,823
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                 BHFTII               BHFTII                BHFTII               BHFTII
                                                BLACKROCK           BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                               ULTRA-SHORT             ASSET                 ASSET                ASSET
                                                TERM BOND          ALLOCATION 20         ALLOCATION 40        ALLOCATION 60
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        281,760,314  $       129,092,216  $      3,134,940,249  $     5,744,541,816
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           281,760,314          129,092,216         3,134,940,249        5,744,541,817
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   407                  124                    97                   76
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   407                  126                    97                   76
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        281,759,907  $       129,092,090  $      3,134,940,152  $     5,744,541,741
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        281,615,347  $       129,092,090  $      3,128,795,730  $     5,738,837,723
   Net assets from contracts in payout..               144,560                   --             6,144,422            5,704,018
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        281,759,907  $       129,092,090  $      3,134,940,152  $     5,744,541,741
                                          ====================  ===================  ====================  ===================

                                                                                           BHFTII                BHFTII
                                                BHFTII                BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE          BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET                ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80         MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $     5,359,706,068  $        172,067,006  $        65,933,023  $        769,677,710
   Accrued dividends....................                   --                    --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    8                    --                   --                     2
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        5,359,706,076           172,067,006           65,933,023           769,677,712
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   71                    99                  174                   305
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   71                    99                  174                   305
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     5,359,706,005  $        172,066,907  $        65,932,849  $        769,677,407
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,356,672,505  $        171,830,718  $        65,932,849  $        769,133,459
   Net assets from contracts in payout..            3,033,500               236,189                   --               543,948
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     5,359,706,005  $        172,066,907  $        65,932,849  $        769,677,407
                                          ===================  ====================  ===================  ====================

                                                BHFTII
                                               FRONTIER               BHFTII
                                            MID CAP GROWTH        JENNISON GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        71,039,443  $       536,292,898
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                    2
                                          -------------------  -------------------
       Total Assets.....................           71,039,444          536,292,900
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   79                  150
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   79                  150
                                          -------------------  -------------------

NET ASSETS..............................  $        71,039,365  $       536,292,750
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        71,008,152  $       535,763,450
   Net assets from contracts in payout..               31,213              529,300
                                          -------------------  -------------------
       Total Net Assets.................  $        71,039,365  $       536,292,750
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTII               BHFTII                BHFTII
                                               LOOMIS SAYLES        LOOMIS SAYLES            METLIFE
                                                 SMALL CAP            SMALL CAP             AGGREGATE         BHFTII METLIFE
                                                   CORE                GROWTH              BOND INDEX       MID CAP STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $        13,626,561  $           239,236  $       312,536,654  $       162,973,298
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,626,562              239,236          312,536,654          162,973,298
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  156                   40                  178                  144
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                  156                   40                  178                  144
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,626,406  $           239,196  $       312,536,476  $       162,973,154
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,626,406  $           239,196  $       312,489,726  $       162,973,154
   Net assets from contracts in payout....                   --                   --               46,750                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,626,406  $           239,196  $       312,536,476  $       162,973,154
                                            ===================  ===================  ===================  ====================

                                              BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE           BHFTII
                                            MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX      MFS(R) TOTAL RETURN
                                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ---------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $       119,450,776  $       162,234,707    $       676,952,053  $        37,334,234
   Accrued dividends......................                   --                   --                     --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                      1                   --
                                            -------------------  ---------------------  -------------------  --------------------
       Total Assets.......................          119,450,776          162,234,707            676,952,054           37,334,234
                                            -------------------  ---------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  122                  172                    104                  177
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                     --                    1
                                            -------------------  ---------------------  -------------------  --------------------
       Total Liabilities..................                  122                  172                    104                  178
                                            -------------------  ---------------------  -------------------  --------------------

NET ASSETS................................  $       119,450,654  $       162,234,535    $       676,951,950  $        37,334,056
                                            ===================  =====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       119,450,654  $       162,234,535    $       676,632,699  $        37,298,354
   Net assets from contracts in payout....                   --                   --                319,251               35,702
                                            -------------------  ---------------------  -------------------  --------------------
       Total Net Assets...................  $       119,450,654  $       162,234,535    $       676,951,950  $        37,334,056
                                            ===================  =====================  ===================  ====================

                                                   BHFTII          BHFTII NEUBERGER
                                                MFS(R) VALUE        BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $        295,742,070  $       130,962,269
   Accrued dividends......................                    --                   --
   Due from Brighthouse Life Insurance
     Company..............................                     6                   --
                                            --------------------  -------------------
       Total Assets.......................           295,742,076          130,962,269
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   222                  213
   Due to Brighthouse Life Insurance
     Company..............................                    --                    1
                                            --------------------  -------------------
       Total Liabilities..................                   222                  214
                                            --------------------  -------------------

NET ASSETS................................  $        295,741,854  $       130,962,055
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        295,583,249  $       130,782,190
   Net assets from contracts in payout....               158,605              179,865
                                            --------------------  -------------------
       Total Net Assets...................  $        295,741,854  $       130,962,055
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                                             BHFTII WESTERN
                                                 BHFTII               BHFTII             BHFTII VANECK      ASSET MANAGEMENT
                                              T. ROWE PRICE        T. ROWE PRICE        GLOBAL NATURAL       STRATEGIC BOND
                                            LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES          OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        348,694,282  $        14,900,890  $         71,212,921  $       958,728,642
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     1                    1                    --                   18
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           348,694,283           14,900,891            71,212,921          958,728,660
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   116                  119                   100                  397
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   116                  119                   101                  397
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        348,694,167  $        14,900,772  $         71,212,820  $       958,728,263
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        348,603,556  $        14,900,772  $         71,212,820  $       958,192,779
   Net assets from contracts in payout..                90,611                   --                    --              535,484
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        348,694,167  $        14,900,772  $         71,212,820  $       958,728,263
                                          ====================  ===================  ====================  ===================

                                            BHFTII WESTERN                                                        FEDERATED
                                           ASSET MANAGEMENT           BLACKROCK           DWS CROCI(R)           HIGH INCOME
                                            U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.   INTERNATIONAL VIP           BOND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  ----------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       225,818,272   $         15,778,341   $        10,880,657  $              2,173
   Accrued dividends....................                   --                     --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                      1                    --                    --
                                          -------------------  ----------------------  -------------------  --------------------
       Total Assets.....................          225,818,272             15,778,342            10,880,657                 2,173
                                          -------------------  ----------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  206                     97                    13                     9
   Due to Brighthouse Life Insurance
     Company............................                   --                     --                    --                     1
                                          -------------------  ----------------------  -------------------  --------------------
       Total Liabilities................                  206                     97                    13                    10
                                          -------------------  ----------------------  -------------------  --------------------

NET ASSETS..............................  $       225,818,066   $         15,778,245   $        10,880,644  $              2,163
                                          ===================  ======================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       225,619,722   $         15,778,245   $        10,880,644  $              2,163
   Net assets from contracts in payout..              198,344                     --                    --                    --
                                          -------------------  ----------------------  -------------------  --------------------
       Total Net Assets.................  $       225,818,066   $         15,778,245   $        10,880,644  $              2,163
                                          ===================  ======================  ===================  ====================

                                               FEDERATED          FIDELITY(R) VIP
                                                KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $            79,545  $         61,629,336
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................               79,545            61,629,336
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     5
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                    3                     5
                                          -------------------  --------------------

NET ASSETS..............................  $            79,542  $         61,629,331
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            79,542  $         61,629,331
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $            79,542  $         61,629,331
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        595,706,226  $          4,222,728  $      3,641,358,822  $      2,158,471,132
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           595,706,226             4,222,728         3,641,358,822         2,158,471,132
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    76                    --                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    76                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        595,706,150  $          4,222,728  $      3,641,358,822  $      2,158,471,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        595,651,422  $          4,222,728  $      3,641,358,822  $      2,158,471,132
   Net assets from contracts in payout..                54,728                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        595,706,150  $          4,222,728  $      3,641,358,822  $      2,158,471,132
                                          ====================  ====================  ====================  ====================

                                             FIDELITY(R) VIP
                                               GOVERNMENT         FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                              MONEY MARKET            GROWTH              INDEX 500              MID CAP
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $         16,263,312  $       192,447,154  $        65,492,863  $       380,021,906
   Accrued dividends....................                    --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                    2
                                          --------------------  -------------------  -------------------  -------------------
        Total Assets....................            16,263,312          192,447,154           65,492,864          380,021,908
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    22                    4                   10                   31
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
        Total Liabilities...............                    23                    4                   10                   31
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         16,263,289  $       192,447,150  $        65,492,854  $       380,021,877
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,263,289  $       192,447,150  $        65,492,854  $       379,956,871
   Net assets from contracts in payout..                    --                   --                   --               65,006
                                          --------------------  -------------------  -------------------  -------------------
        Total Net Assets................  $         16,263,289  $       192,447,150  $        65,492,854  $       380,021,877
                                          ====================  ===================  ===================  ===================

                                            FIDELITY(R) VIP       FTVIPT FRANKLIN
                                               OVERSEAS             INCOME VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $         4,148,772  $        225,606,698
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            4,148,772           225,606,698
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   10                    62
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   10                    62
                                          -------------------  --------------------

NET ASSETS..............................  $         4,148,762  $        225,606,636
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,148,762  $        225,502,102
   Net assets from contracts in payout..                   --               104,534
                                          -------------------  --------------------
        Total Net Assets................  $         4,148,762  $        225,606,636
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        112,291,821  $        116,737,145  $         64,988,439  $        185,378,632
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           112,291,822           116,737,145            64,988,439           185,378,632
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    69                    17                    69                    12
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    69                    18                    69                    13
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        112,291,753  $        116,737,127  $         64,988,370  $        185,378,619
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,282,365  $        116,737,127  $         64,906,843  $        185,304,986
   Net assets from contracts in payout..                 9,388                    --                81,527                73,633
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        112,291,753  $        116,737,127  $         64,988,370  $        185,378,619
                                          ====================  ====================  ====================  ====================

                                                                       INVESCO
                                                 INVESCO             OPPENHEIMER             INVESCO
                                            OPPENHEIMER V.I.      V.I. MAIN STREET         OPPENHEIMER          INVESCO V.I.
                                            GOVERNMENT MONEY          SMALL CAP         V.I. MAIN STREET     AMERICAN FRANCHISE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $              2,951  $         98,399,949  $             16,939  $              3,043
   Accrued dividends....................                     1                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                     9                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,952            98,399,958                16,940                 3,043
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                    45                    10                     5
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    20
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     7                    45                    10                    25
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,945  $         98,399,913  $             16,930  $              3,018
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,945  $         98,365,417  $             16,930  $              3,018
   Net assets from contracts in payout..                    --                34,496                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,945  $         98,399,913  $             16,930  $              3,018
                                          ====================  ====================  ====================  ====================

                                              INVESCO V.I.          INVESCO V.I.
                                               CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            129,404  $        601,877,112
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               129,404           601,877,112
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    13                    34
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    13                    34
                                          --------------------  --------------------

NET ASSETS..............................  $            129,391  $        601,877,078
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            129,391  $        601,696,516
   Net assets from contracts in payout..                    --               180,562
                                          --------------------  --------------------
        Total Net Assets................  $            129,391  $        601,877,078
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                            LMPVET                LMPVET
                                              INVESCO V.I.          IVY VIP ASSET    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          INTERNATIONAL GROWTH        STRATEGY         AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............   $       233,711,177  $           302,336   $       313,070,904  $        440,731,556
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                   --                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................           233,711,178              302,336           313,070,905           440,731,556
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    45                   14                   121                    72
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    45                   14                   121                    72
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................   $       233,711,133  $           302,322   $       313,070,784  $        440,731,484
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       233,664,248  $           302,322   $       313,006,510  $        440,597,156
   Net assets from contracts in payout..                46,885                   --                64,274               134,328
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................   $       233,711,133  $           302,322   $       313,070,784  $        440,731,484
                                          ====================  ===================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        225,020,318   $         2,392,524  $          7,569,859  $       128,119,216
   Accrued dividends....................                    --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                     1                    1
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           225,020,319             2,392,524             7,569,860          128,119,217
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    96                    73                    68                   88
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    96                    74                    68                   88
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        225,020,223   $         2,392,450  $          7,569,792  $       128,119,129
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        224,916,410   $         2,391,703  $          7,569,792  $       128,106,132
   Net assets from contracts in payout..               103,813                   747                    --               12,997
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        225,020,223   $         2,392,450  $          7,569,792  $       128,119,129
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE            LMPVET
                                           CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $         33,753,921  $        74,124,141
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            33,753,921           74,124,141
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   37
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    31                   38
                                          --------------------  -------------------

NET ASSETS..............................  $         33,753,890  $        74,124,103
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         33,753,890  $        74,020,788
   Net assets from contracts in payout..                    --              103,315
                                          --------------------  -------------------
       Total Net Assets.................  $         33,753,890  $        74,124,103
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   LMPVIT WESTERN
                                                  LMPVET           ASSET VARIABLE
                                                QS VARIABLE          GLOBAL HIGH           MFS(R) VIT           MFS(R) VIT
                                              MODERATE GROWTH        YIELD BOND          INVESTORS TRUST       NEW DISCOVERY
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $           608,156  $        86,687,947  $             3,445  $             7,459
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................              608,156           86,687,947                3,445                7,459
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   21                  135                    9                    2
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   21                  136                   10                    2
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $           608,135  $        86,687,811  $             3,435  $             7,457
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           608,135  $        86,578,195  $             3,435  $             7,457
   Net assets from contracts in payout....                   --              109,616                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $           608,135  $        86,687,811  $             3,435  $             7,457
                                            ===================  ===================  ===================  ===================

                                                                                                                 PIMCO VIT
                                                                   MORGAN STANLEY                                COMMODITY
                                                MFS(R) VIT           VIF GLOBAL         NEUBERGER BERMAN       REALRETURN(R)
                                                 RESEARCH          INFRASTRUCTURE            GENESIS             STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $            23,864  $           564,392  $             6,528  $           403,197
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    1                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................               23,864              564,393                6,529              403,197
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                   17                    6                   26
   Due to Brighthouse Life Insurance
     Company..............................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    8                   17                    6                   26
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            23,856  $           564,376  $             6,523  $           403,171
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            23,856  $           564,376  $             6,523  $           403,171
   Net assets from contracts in payout....                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            23,856  $           564,376  $             6,523  $           403,171
                                            ===================  ===================  ===================  ===================

                                                                       PIMCO VIT
                                                  PIMCO VIT        EMERGING MARKETS
                                                DYNAMIC BOND             BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $            600,003  $           806,797
   Accrued dividends......................                    --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    --                   --
                                            --------------------  -------------------
       Total Assets.......................               600,003              806,797
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    22                   42
   Due to Brighthouse Life Insurance
     Company..............................                    --                    1
                                            --------------------  -------------------
       Total Liabilities..................                    22                   43
                                            --------------------  -------------------

NET ASSETS................................  $            599,981  $           806,754
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            599,981  $           806,754
   Net assets from contracts in payout....                    --                   --
                                            --------------------  -------------------
       Total Net Assets...................  $            599,981  $           806,754
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         56,933,384  $            219,195  $            193,891  $          8,501,334
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            56,933,385               219,195               193,907             8,501,334
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    63                    48                     5                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    63                    49                    21                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         56,933,322  $            219,146  $            193,886  $          8,501,333
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,933,322  $            219,146  $            193,886  $          8,501,333
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         56,933,322  $            219,146  $            193,886  $          8,501,333
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $            550,911  $            197,658
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               550,911               197,658
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            550,911  $            197,619
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            550,911  $            194,544
   Net assets from contracts in payout..                    --                 3,075
                                          --------------------  --------------------
        Total Net Assets................  $            550,911  $            197,619
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)   AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                 BOND            GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         3,161,061  $         3,079,631  $            152,298
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              781,104            1,399,620            3,471,606             1,185,091
      Administrative charges...............                   --              299,972              705,912               219,488
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              781,104            1,699,592            4,177,518             1,404,579
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....            (781,104)            1,461,469          (1,097,887)           (1,252,281)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,073,763                   --           16,118,981             6,626,230
      Realized gains (losses) on sale of
        investments........................              663,449              297,772            9,881,661             2,796,122
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            3,737,212              297,772           26,000,642             9,422,352
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           10,453,396            7,675,646           56,892,670            18,336,160
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           14,190,608            7,973,418           82,893,312            27,758,512
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,409,504  $         9,434,887  $        81,795,425  $         26,506,231
                                             ===================  ===================  ===================  ====================

                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      BHFTI AB GLOBAL          BHFTI AB
                                                    GROWTH            GROWTH-INCOME      DYNAMIC ALLOCATION    INTERNATIONAL BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          4,927,368  $         6,134,076  $         98,113,265  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,277,883            4,736,785            32,269,930                4,157
      Administrative charges...............             1,615,314              835,429             7,060,992                  892
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,893,197            5,572,214            39,330,922                5,049
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,965,829)              561,862            58,782,343              (5,049)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            72,100,766           38,202,322            55,484,743                   --
      Realized gains (losses) on sale of
        investments........................            23,812,627            8,935,979            54,827,058                  296
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            95,913,393           47,138,301           110,311,801                  296
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            80,734,145           33,565,894           260,864,540               14,137
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           176,647,538           80,704,195           371,176,341               14,433
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        171,681,709  $        81,266,057  $        429,958,684  $             9,384
                                             ====================  ===================  ====================  ===================

                                                     BHFTI
                                               AMERICAN FUNDS(R)           BHFTI
                                                   BALANCED          AMERICAN FUNDS(R)
                                                  ALLOCATION         GROWTH ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         56,542,291  $        31,096,798
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            39,894,618           24,152,849
      Administrative charges...............             7,832,310            4,600,175
                                             --------------------  -------------------
        Total expenses.....................            47,726,928           28,753,024
                                             --------------------  -------------------
           Net investment income (loss)....             8,815,363            2,343,774
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           223,447,878          155,301,067
      Realized gains (losses) on sale of
        investments........................            19,598,959           15,027,636
                                             --------------------  -------------------
           Net realized gains (losses).....           243,046,837          170,328,703
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           258,451,071          185,588,681
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           501,497,908          355,917,384
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        510,313,271  $       358,261,158
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTI                 BHFTI               BHFTI AQR             BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)        GLOBAL RISK      BLACKROCK GLOBAL
                                                   GROWTH          MODERATE ALLOCATION        BALANCED       TACTICAL STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,483,848  $         28,887,056  $        61,231,116  $         8,861,930
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,062,467            18,352,238           23,789,451           51,740,006
      Administrative charges...............            1,971,341             3,636,945            5,192,919           11,306,235
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................           12,033,808            21,989,183           28,982,370           63,046,241
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (8,549,960)             6,897,873           32,248,746         (54,184,311)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          117,652,460            82,161,174                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,022,812             4,378,139         (43,868,698)           23,983,940
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....          121,675,272            86,539,313         (43,868,698)           23,983,940
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           87,139,968           102,704,109          357,199,846          812,711,294
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          208,815,240           189,243,422          313,331,148          836,695,234
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       200,265,280  $        196,141,295  $       345,579,894  $       782,510,923
                                             ===================  ====================  ===================  ===================

                                                                          BHFTI
                                                    BHFTI              BRIGHTHOUSE              BHFTI               BHFTI
                                                  BLACKROCK               ASSET              BRIGHTHOUSE         BRIGHTHOUSE
                                                 HIGH YIELD          ALLOCATION 100         BALANCED PLUS      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        15,899,095  $          8,254,506  $       152,296,523  $         1,915,141
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,411,448             7,346,161           85,856,999            2,890,673
      Administrative charges...............              657,109             1,358,774           18,745,474              524,043
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            4,068,557             8,704,935          104,602,473            3,414,716
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....           11,830,538             (450,429)           47,694,050          (1,499,575)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            57,740,062                   --           18,386,964
      Realized gains (losses) on sale of
        investments........................            (698,917)             6,677,887           53,321,209            1,064,915
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (698,917)            64,417,949           53,321,209           19,451,879
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,858,394            57,930,299        1,366,475,059           32,185,432
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           20,159,477           122,348,248        1,419,796,268           51,637,311
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,990,015  $        121,897,819  $     1,467,490,318  $        50,137,736
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/
                                               ABERDEEN EMERGING          ARTISAN
                                                MARKETS EQUITY         INTERNATIONAL
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          6,017,972  $             3,917
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,627,741                2,952
      Administrative charges...............               901,126                  759
                                             --------------------  -------------------
        Total expenses.....................             5,528,867                3,711
                                             --------------------  -------------------
           Net investment income (loss)....               489,105                  206
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................             3,369,362                7,053
                                             --------------------  -------------------
           Net realized gains (losses).....             3,369,362                7,053
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            59,154,673               71,865
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            62,524,035               78,918
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         63,013,140  $            79,124
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                           BHFTI                BHFTI                 BHFTI
                                                      BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                  BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                                   EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                                  FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          3,779,095  $         4,776,572  $         2,624,055  $            150,912
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,049,450            1,846,061              401,749               216,906
      Administrative charges................               206,981              353,902               79,975                37,944
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................             1,256,431            2,199,963              481,724               254,850
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....             2,522,664            2,576,609            2,142,331             (103,938)
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --               62,329             1,769,839
      Realized gains (losses) on sale of
        investments.........................             (121,735)            (452,919)            (325,699)               398,611
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (121,735)            (452,919)            (263,370)             2,168,450
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,814,322            2,053,757          (1,953,103)             1,849,415
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,692,587            1,600,838          (2,216,473)             4,017,865
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,215,251  $         4,177,447  $          (74,142)  $          3,913,927
                                              ====================  ===================  ===================  ====================

                                                 BHFTI CLARION             BHFTI             BHFTI INVESCO
                                                    GLOBAL            HARRIS OAKMARK         BALANCED-RISK         BHFTI INVESCO
                                                  REAL ESTATE          INTERNATIONAL          ALLOCATION             COMSTOCK
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         7,173,042  $         12,175,532  $                 --  $         13,683,940
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,945,468             7,278,599            10,410,053             7,737,526
      Administrative charges................              581,684             1,371,124             2,306,898             1,594,468
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            3,527,152             8,649,723            12,716,951             9,331,994
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            3,645,890             3,525,809          (12,716,951)             4,351,946
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --            42,856,732                    --            78,076,405
      Realized gains (losses) on sale of
        investments.........................            2,358,814           (5,740,991)           (6,034,292)             7,873,863
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            2,358,814            37,115,741           (6,034,292)            85,950,268
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           41,816,286            71,856,958           137,692,596            43,190,352
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           44,175,100           108,972,699           131,658,304           129,140,620
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        47,820,990  $        112,498,508  $        118,941,353  $        133,492,566
                                              ===================  ====================  ====================  ====================

                                                                       BHFTI INVESCO
                                                  BHFTI INVESCO          SMALL CAP
                                                  GLOBAL EQUITY           GROWTH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           438,074  $                 --
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              649,991             4,059,448
      Administrative charges................              135,873               773,723
                                              -------------------  --------------------
        Total expenses......................              785,864             4,833,171
                                              -------------------  --------------------
           Net investment income (loss).....            (347,790)           (4,833,171)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            6,946,930            54,262,314
      Realized gains (losses) on sale of
        investments.........................            1,578,175           (2,662,801)
                                              -------------------  --------------------
           Net realized gains (losses)......            8,525,105            51,599,513
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,917,554            15,487,989
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           14,442,659            67,087,502
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        14,094,869  $         62,254,331
                                              ===================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          BHFTI                 BHFTI
                                                     BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION               VALUE          GLOBAL ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         14,348,673  $        32,170,953  $            273,787  $         2,282,649
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,128,424           13,075,511               301,935            1,988,412
      Administrative charges...............               803,459            2,923,900                51,054              382,332
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,931,883           15,999,411               352,989            2,370,744
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             9,416,790           16,171,542              (79,202)             (88,095)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             2,095,347           13,205,550
      Realized gains (losses) on sale of
        investments........................             (560,477)            5,468,222                14,625            4,113,190
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (560,477)            5,468,222             2,109,972           17,318,740
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            11,447,422          145,551,085             1,237,629           17,143,175
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            10,886,945          151,019,307             3,347,601           34,461,915
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         20,303,735  $       167,190,849  $          3,268,399  $        34,373,820
                                             ====================  ===================  ====================  ===================

                                                                          BHFTI
                                                    BHFTI                METLIFE           BHFTI MFS(R)              BHFTI
                                                LOOMIS SAYLES          MULTI-INDEX           RESEARCH           MORGAN STANLEY
                                                   GROWTH             TARGETED RISK        INTERNATIONAL           DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,185,472  $         20,455,526  $         3,209,757  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,261,570            10,159,271            3,162,846            3,127,442
      Administrative charges...............              981,793             2,317,572              571,044              633,713
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            6,243,363            12,476,843            3,733,890            3,761,155
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (3,057,891)             7,978,683            (524,133)          (3,761,155)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           54,137,902                    --           11,002,709           49,856,215
      Realized gains (losses) on sale of
        investments........................           16,525,569             5,398,377            2,729,602           21,876,058
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           70,663,471             5,398,377           13,732,311           71,732,273
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,944,410           159,635,566           41,889,030           15,540,051
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,607,881           165,033,943           55,621,341           87,272,324
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        76,549,990  $        173,012,626  $        55,097,208  $        83,511,169
                                             ===================  ====================  ===================  ===================

                                                    BHFTI
                                                  PANAGORA                BHFTI
                                                   GLOBAL            PIMCO INFLATION
                                              DIVERSIFIED RISK       PROTECTED BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,354,130  $        18,867,687
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,522,606            7,389,989
      Administrative charges...............              331,980            1,391,458
                                             -------------------  -------------------
        Total expenses.....................            1,854,586            8,781,447
                                             -------------------  -------------------
           Net investment income (loss)....            2,499,544           10,086,240
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              692,530          (6,108,924)
                                             -------------------  -------------------
           Net realized gains (losses).....              692,530          (6,108,924)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,513,707           31,705,123
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,206,237           25,596,199
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,705,781  $        35,682,439
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          BHFTI
                                                     BHFTI              SCHRODERS           BHFTI SSGA           BHFTI SSGA
                                                     PIMCO               GLOBAL          EMERGING MARKETS        GROWTH AND
                                                 TOTAL RETURN          MULTI-ASSET        ENHANCED INDEX         INCOME ETF
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $        38,611,839  $        13,354,749  $                --  $        27,358,268
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           17,475,720           10,393,056                1,956           14,640,566
      Administrative charges...............            3,263,437            2,265,231                  464            2,935,396
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           20,739,157           12,658,287                2,420           17,575,962
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           17,872,682              696,462              (2,420)            9,782,306
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           58,344,694
      Realized gains (losses) on sale of
        investments........................          (1,950,525)            5,021,115                  136            5,730,989
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,950,525)            5,021,115                  136           64,075,683
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           72,057,828          157,783,224               66,705          117,960,827
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           70,107,303          162,804,339               66,841          182,036,510
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,979,985  $       163,500,801  $            64,421  $       191,818,816
                                             ===================  ===================  ===================  ===================

                                                                     BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW
                                                 BHFTI SSGA           PRICE LARGE           PRICE MID           CORE FIXED
                                                 GROWTH ETF            CAP VALUE           CAP GROWTH             INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------

INVESTMENT INCOME:
      Dividends............................  $         8,142,851  $        14,901,469  $           130,320  $           10,801
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,359,209            9,170,319            6,313,129               3,430
      Administrative charges...............            1,041,665            1,355,979            1,203,031                 743
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            6,400,874           10,526,298            7,516,160               4,173
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            1,741,977            4,375,171          (7,385,840)               6,628
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           26,661,825           81,192,204           84,577,887                  --
      Realized gains (losses) on sale of
        investments........................            3,635,137            3,312,884            4,660,370               1,912
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           30,296,962           84,505,088           89,238,257               1,912
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           45,484,805           63,479,038           38,200,995              13,686
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           75,781,767          147,984,126          127,439,252              15,598
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,523,744  $       152,359,297  $       120,053,412  $           22,226
                                             ===================  ===================  ===================  ==================

                                                                          BHFTI
                                                     BHFTI            WELLS CAPITAL
                                               VICTORY SYCAMORE        MANAGEMENT
                                                 MID CAP VALUE        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,390,255  $           821,525
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,787,740            1,658,575
      Administrative charges...............              545,617              309,873
                                             -------------------  -------------------
        Total expenses.....................            3,333,357            1,968,448
                                             -------------------  -------------------
          Net investment income (loss).....            (943,102)          (1,146,923)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,373,113            3,462,883
      Realized gains (losses) on sale of
        investments........................              982,757          (1,574,762)
                                             -------------------  -------------------
          Net realized gains (losses)......            8,355,870            1,888,121
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           44,978,552           34,508,984
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           53,334,422           36,397,105
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        52,391,320  $        35,250,182
                                             ===================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                      BHFTI
                                                  WESTERN ASSET        BHFTII BAILLIE                                  BHFTII
                                                   MANAGEMENT              GIFFORD               BHFTII               BLACKROCK
                                                   GOVERNMENT           INTERNATIONAL           BLACKROCK              CAPITAL
                                                     INCOME                 STOCK              BOND INCOME          APPRECIATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         14,227,923  $          2,298,576  $          2,979,348  $             32,888
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,810,875             2,742,181             1,084,810               471,189
      Administrative charges................             1,280,545               533,826               186,568                85,228
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,091,420             3,276,007             1,271,378               556,417
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             7,136,503             (977,431)             1,707,970             (523,529)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            12,716,287                    --             6,164,545
      Realized gains (losses) on sale of
        investments.........................             (914,407)             7,259,331              (36,631)               555,812
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (914,407)            19,975,618              (36,631)             6,720,357
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            24,111,233            37,596,240             4,591,607             3,385,703
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            23,196,826            57,571,858             4,554,976            10,106,060
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         30,333,329  $         56,594,427  $          6,262,946  $          9,582,531
                                              ====================  ====================  ====================  ====================

                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                    BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                                   ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                    TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          4,210,504  $          2,505,443  $         68,535,806  $        110,424,814
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,617,489             1,549,877            41,673,581            74,849,667
      Administrative charges................               689,443               296,735             7,878,117            14,171,007
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             4,306,932             1,846,612            49,551,698            89,020,674
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (96,428)               658,831            18,984,108            21,404,140
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,218,804           156,846,765           453,106,777
      Realized gains (losses) on sale of
        investments.........................               971,434              (26,715)          (25,563,699)          (44,737,149)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               971,434             2,192,089           131,283,066           408,369,628
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                19,271             8,207,052           257,100,306           482,130,702
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               990,705            10,399,141           388,383,372           890,500,330
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            894,277  $         11,057,972  $        407,367,480  $        911,904,470
                                              ====================  ====================  ====================  ====================

                                                     BHFTII                BHFTII
                                                   BRIGHTHOUSE          BRIGHTHOUSE/
                                                      ASSET                ARTISAN
                                                  ALLOCATION 80         MID CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         91,316,634  $            892,077
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            70,915,076             2,296,952
      Administrative charges................            13,056,662               395,540
                                              --------------------  --------------------
        Total expenses......................            83,971,738             2,692,492
                                              --------------------  --------------------
           Net investment income (loss).....             7,344,896           (1,800,415)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           527,983,010            20,529,588
      Realized gains (losses) on sale of
        investments.........................          (29,608,974)               329,684
                                              --------------------  --------------------
           Net realized gains (losses)......           498,374,036            20,859,272
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           513,656,679            13,459,189
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         1,012,030,715            34,318,461
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      1,019,375,611  $         32,518,046
                                              ====================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/
                                                  DIMENSIONAL           WELLINGTON             BHFTII
                                                 INTERNATIONAL          CORE EQUITY           FRONTIER               BHFTII
                                                 SMALL COMPANY         OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            649,931  $        11,403,264  $                 --  $         1,052,580
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               827,325            9,561,258               908,329            6,850,660
      Administrative charges...............               156,864            1,847,153               169,398            1,253,069
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               984,189           11,408,411             1,077,727            8,103,729
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (334,258)              (5,147)           (1,077,727)          (7,051,149)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,746,218           61,994,627             9,713,561           76,234,437
      Realized gains (losses) on sale of
        investments........................           (1,529,391)           17,958,825               630,434           10,462,843
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             4,216,827           79,953,452            10,343,995           86,697,280
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             8,098,666          108,256,529             8,407,102           54,079,391
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            12,315,493          188,209,981            18,751,097          140,776,671
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,981,235  $       188,204,834  $         17,673,370  $       133,725,522
                                             ====================  ===================  ====================  ===================

                                                    BHFTII              BHFTII                BHFTII
                                                 LOOMIS SAYLES       LOOMIS SAYLES            METLIFE
                                                   SMALL CAP           SMALL CAP             AGGREGATE        BHFTII METLIFE
                                                     CORE               GROWTH              BOND INDEX      MID CAP STOCK INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $         8,962,220  $         1,815,391
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,239                2,961            3,614,904            2,003,229
      Administrative charges...............               33,351                  698              736,114              304,590
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              232,590                3,659            4,351,018            2,307,819
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (232,590)              (3,659)            4,611,202            (492,428)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,451,746               57,241                   --           15,279,701
      Realized gains (losses) on sale of
        investments........................               24,186              (9,723)            (566,948)            1,236,202
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            1,475,932               47,518            (566,948)           16,515,903
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,490,922               22,564           15,835,305           16,261,001
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,966,854               70,082           15,268,357           32,776,904
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,734,264  $            66,423  $        19,879,559  $        32,284,476
                                             ===================  ===================  ===================  ===================

                                                BHFTII METLIFE       BHFTII METLIFE
                                              MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $         2,825,445   $         1,427,174
                                             -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,435,730             1,966,400
      Administrative charges...............              245,103               343,676
                                             -------------------  ---------------------
        Total expenses.....................            1,680,833             2,310,076
                                             -------------------  ---------------------
           Net investment income (loss)....            1,144,612             (882,902)
                                             -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              844,749            14,812,344
      Realized gains (losses) on sale of
        investments........................            1,031,808             2,182,799
                                             -------------------  ---------------------
           Net realized gains (losses).....            1,876,557            16,995,143
                                             -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................           17,427,733            15,284,497
                                             -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,304,290            32,279,640
                                             -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,448,902   $        31,396,738
                                             ===================  =====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                               BHFTII METLIFE            BHFTII               BHFTII           BHFTII NEUBERGER
                                                 STOCK INDEX       MFS(R) TOTAL RETURN     MFS(R) VALUE         BERMAN GENESIS
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $        12,472,498  $            815,547  $         4,791,739  $             25,655
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,280,805               497,303            3,625,140             1,695,598
      Administrative charges...............            1,388,043                72,787              657,180               283,457
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            9,668,848               570,090            4,282,320             1,979,055
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,803,650               245,457              509,419           (1,953,400)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           48,466,503             1,466,340           18,302,400            17,110,373
      Realized gains (losses) on sale of
        investments........................           21,086,008               503,510              664,467             2,687,602
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           69,552,511             1,969,850           18,966,867            19,797,975
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           85,754,538             3,988,407           47,338,191            11,426,070
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          155,307,049             5,958,257           66,305,058            31,224,045
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       158,110,699  $          6,203,714  $        66,814,477  $         29,270,645
                                             ===================  ====================  ===================  ====================

                                                                                                                BHFTII WESTERN
                                                    BHFTII                BHFTII           BHFTII VANECK       ASSET MANAGEMENT
                                                 T. ROWE PRICE         T. ROWE PRICE      GLOBAL NATURAL        STRATEGIC BOND
                                               LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES           OPPORTUNITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            582,814  $             2,940  $           232,355  $        46,198,057
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,030,373              182,075              853,685           11,275,821
      Administrative charges...............               750,889               19,044              167,332            2,359,697
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             4,781,262              201,119            1,021,017           13,635,518
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....           (4,198,448)            (198,179)            (788,662)           32,562,539
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            46,595,655            2,031,327                   --                   --
      Realized gains (losses) on sale of
        investments........................               425,655              260,265          (2,035,689)            3,279,468
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            47,021,310            2,291,592          (2,035,689)            3,279,468
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            32,847,761            1,613,790            9,664,937           79,184,980
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            79,869,071            3,905,382            7,629,248           82,464,448
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         75,670,623  $         3,707,203  $         6,840,586  $       115,026,987
                                             ====================  ===================  ===================  ===================

                                               BHFTII WESTERN
                                              ASSET MANAGEMENT           BLACKROCK
                                               U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  ----------------------

INVESTMENT INCOME:
      Dividends............................  $         5,724,942   $            190,783
                                             -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,698,679                123,678
      Administrative charges...............              561,382                 27,450
                                             -------------------  ----------------------
        Total expenses.....................            3,260,061                151,128
                                             -------------------  ----------------------
           Net investment income (loss)....            2,464,881                 39,655
                                             -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                571,490
      Realized gains (losses) on sale of
        investments........................            (631,890)                (7,727)
                                             -------------------  ----------------------
           Net realized gains (losses).....            (631,890)                563,763
                                             -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................            7,696,529              1,034,743
                                             -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,064,639              1,598,506
                                             -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,529,520   $          1,638,161
                                             ===================  ======================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                          FEDERATED
                                                  DWS CROCI(R)           HIGH INCOME          FEDERATED          FIDELITY(R) VIP
                                                INTERNATIONAL VIP           BOND               KAUFMAN            ASSET MANAGER
                                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            309,038  $               125  $                --  $          1,053,115
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               137,306                   28                1,024               835,125
      Administrative charges................                    --                   --                   --                    --
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................               137,306                   28                1,024               835,125
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               171,732                   97              (1,024)               217,990
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   --                6,380             2,626,681
      Realized gains (losses) on sale of
        investments.........................             (327,399)                  (3)                  282             (332,226)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (327,399)                  (3)                6,662             2,294,455
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             2,027,021                  155               13,630             6,941,092
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,699,622                  152               20,292             9,235,547
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,871,354  $               249  $            19,268  $          9,453,537
                                              ====================  ===================  ===================  ====================

                                                FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                  CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         2,091,579  $            81,142  $         60,457,484  $         31,859,350
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            6,954,921               58,015            74,568,633            42,998,587
      Administrative charges................              876,933                   --                    --                    --
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................            7,831,854               58,015            74,568,633            42,998,587
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....          (5,740,275)               23,127          (14,111,149)          (11,139,237)
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           66,086,314              275,445           365,953,815           355,944,512
      Realized gains (losses) on sale of
        investments.........................           15,499,861              (2,106)           (2,788,499)          (12,378,239)
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......           81,586,175              273,339           363,165,316           343,566,273
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           71,261,482              647,786           198,608,205            29,274,722
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          152,847,657              921,125           561,773,521           372,840,995
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       147,107,382  $           944,252  $        547,662,372  $        361,701,758
                                              ===================  ===================  ====================  ====================

                                                 FIDELITY(R) VIP
                                                   GOVERNMENT         FIDELITY(R) VIP
                                                  MONEY MARKET            GROWTH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $            335,666  $           469,144
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               225,416            2,437,716
      Administrative charges................                    --                   --
                                              --------------------  -------------------
        Total expenses......................               225,416            2,437,716
                                              --------------------  -------------------
           Net investment income (loss).....               110,250          (1,968,572)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           11,162,730
      Realized gains (losses) on sale of
        investments.........................                    --            7,100,153
                                              --------------------  -------------------
           Net realized gains (losses)......                    --           18,262,883
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                   (2)           33,776,257
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   (2)           52,039,140
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            110,248  $        50,070,568
                                              ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                    INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,200,339  $          2,492,486  $             66,685  $        12,156,556
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               835,030             4,211,597                48,407            2,536,214
      Administrative charges................                    --               916,000                    --              557,358
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               835,030             5,127,597                48,407            3,093,572
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               365,309           (2,635,111)                18,278            9,062,984
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               923,419            41,714,445               142,805            3,674,162
      Realized gains (losses) on sale of
        investments.........................             3,685,060               244,924                61,416              895,113
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             4,608,479            41,959,369               204,221            4,569,275
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            10,875,574            31,790,445               681,263           16,861,151
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            15,484,053            73,749,814               885,484           21,430,426
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         15,849,362  $         71,114,703  $            903,762  $        30,493,410
                                              ====================  ====================  ====================  ===================

                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON    FTVIPT TEMPLETON
                                                MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP       GLOBAL BOND VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,999,101  $          1,202,331  $         1,060,343  $        13,561,474
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,264,436             1,257,312              960,238            2,118,929
      Administrative charges................               275,821               277,483              154,479              467,968
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             1,540,257             1,534,795            1,114,717            2,586,897
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               458,844             (332,464)             (54,374)           10,974,577
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            10,689,271            19,153,923              632,911                   --
      Realized gains (losses) on sale of
        investments.........................               846,798           (1,862,440)            (350,005)          (1,707,966)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            11,536,069            17,291,483              282,906          (1,707,966)
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             8,998,025             7,771,242            6,056,414          (7,909,510)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            20,534,094            25,062,725            6,339,320          (9,617,476)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         20,992,938  $         24,730,261  $         6,284,946  $         1,357,101
                                              ====================  ====================  ===================  ===================

                                                     INVESCO               INVESCO
                                                OPPENHEIMER V.I.      OPPENHEIMER V.I.
                                                   GOVERNMENT            MAIN STREET
                                                      MONEY               SMALL CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $                 51  $                 61
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    41             1,084,717
      Administrative charges................                    --               239,083
                                              --------------------  --------------------
        Total expenses......................                    41             1,323,800
                                              --------------------  --------------------
           Net investment income (loss).....                    10           (1,323,739)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             9,138,953
      Realized gains (losses) on sale of
        investments.........................                    --             1,732,489
                                              --------------------  --------------------
           Net realized gains (losses)......                    --            10,871,442
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                   (2)            11,279,875
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   (2)            22,151,317
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                  8  $         20,827,578
                                              ====================  ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                      INVESCO
                                                 OPPENHEIMER V.I.        INVESCO V.I.          INVESCO V.I.
                                                    MAIN STREET       AMERICAN FRANCHISE        CORE EQUITY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $                163  $                 --  $              1,136
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                   214                    36                 1,691
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                   214                    36                 1,691
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                  (51)                  (36)                 (555)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 2,452                   387                13,811
      Realized gains (losses) on sale of
         investments.........................                    34                     7                 1,617
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,486                   394                15,428
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 1,498                   428                13,684
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 3,984                   822                29,112
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              3,933  $                786  $             28,557
                                               ====================  ====================  ====================

                                                   INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                                 EQUITY AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $         13,560,422  $          2,942,502  $              6,175
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             6,795,195             2,613,096                 2,930
      Administrative charges.................             1,441,308               577,951                   748
                                               --------------------  --------------------  --------------------
         Total expenses......................             8,236,503             3,191,047                 3,678
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             5,323,919             (248,545)                 2,497
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            42,265,949            14,788,682                11,791
      Realized gains (losses) on sale of
         investments.........................             9,825,846             9,995,921                   655
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            52,091,795            24,784,603                12,446
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            41,888,908            29,818,647                40,444
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            93,980,703            54,603,250                52,890
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         99,304,622  $         54,354,705  $             55,387
                                               ====================  ====================  ====================

                                                      LMPVET                LMPVET                LMPVET
                                               CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $          2,787,971  $          5,649,087  $          2,834,541
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             3,530,247             4,957,424             2,490,575
      Administrative charges.................               713,056             1,028,968               510,782
                                               --------------------  --------------------  --------------------
         Total expenses......................             4,243,303             5,986,392             3,001,357
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (1,455,332)             (337,305)             (166,816)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             5,440,648            27,019,761            16,198,251
      Realized gains (losses) on sale of
         investments.........................             7,578,929            27,448,635            11,006,602
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,019,577            54,468,396            27,204,853
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            50,382,732            50,409,831            27,792,692
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            63,402,309           104,878,227            54,997,545
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         61,946,977  $        104,540,922  $         54,830,729
                                               ====================  ====================  ====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 LARGE CAP GROWTH
                                                    SUB-ACCOUNT
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              8,242
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                37,175
      Administrative charges.................                 6,031
                                               --------------------
         Total expenses......................                43,206
                                               --------------------
           Net investment income (loss)......              (34,964)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               108,037
      Realized gains (losses) on sale of
         investments.........................               198,975
                                               --------------------
           Net realized gains (losses).......               307,012
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               355,388
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               662,400
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            627,436
                                               ====================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    LMPVET                LMPVET               LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE           QS VARIABLE
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH         GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           124,729   $                 --  $           694,969  $         1,096,117
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,547              1,439,051              378,590              833,806
      Administrative charges...............               17,968                289,326               84,906              185,483
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................              125,515              1,728,377              463,496            1,019,289
                                             --------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (786)            (1,728,377)              231,473               76,828
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              452,395             11,742,979              743,888            3,751,986
      Realized gains (losses) on sale of
        investments........................              177,077              3,774,146              430,470              470,904
                                             --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              629,472             15,517,125            1,174,358            4,222,890
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,000,268             12,250,855            3,541,263            9,773,725
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,629,740             27,767,980            4,715,621           13,996,615
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,628,954   $         26,039,603  $         4,947,094  $        14,073,443
                                             ====================  ====================  ===================  ===================

                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             9,893  $          4,421,125  $                22  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                8,102               987,799                   43                  116
      Administrative charges...............                1,465               202,280                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                9,567             1,190,079                   43                  116
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  326             3,231,046                 (21)                (116)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               22,249                    --                  184                1,219
      Realized gains (losses) on sale of
        investments........................                4,800           (1,072,656)                   14                  724
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               27,049           (1,072,656)                  198                1,943
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               71,376             7,857,796                  613                1,130
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               98,425             6,785,140                  811                3,073
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            98,751  $         10,016,186  $               790  $             2,957
                                             ===================  ====================  ===================  ===================

                                                                     MORGAN STANLEY
                                                  MFS(R) VIT           VIF GLOBAL
                                                   RESEARCH          INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                171  $            14,542
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   310                5,834
      Administrative charges...............                    --                1,403
                                             --------------------  -------------------
        Total expenses.....................                   310                7,237
                                             --------------------  -------------------
           Net investment income (loss)....                 (139)                7,305
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,232               25,903
      Realized gains (losses) on sale of
        investments........................                   433                (946)
                                             --------------------  -------------------
           Net realized gains (losses).....                 2,665               24,957
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 3,389               92,234
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 6,054              117,191
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              5,915  $           124,496
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        PIMCO VIT
                                                                        COMMODITY                                 PIMCO VIT
                                              NEUBERGER BERMAN        REALRETURN(R)         PIMCO VIT         EMERGING MARKETS
                                                   GENESIS              STRATEGY          DYNAMIC BOND              BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $            15,176  $            14,116  $            35,013
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   52                3,979                6,197                8,263
      Administrative charges...............                   --                  946                1,419                1,719
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                   52                4,925                7,616                9,982
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....                 (52)               10,251                6,500               25,031
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  356                   --                8,836                   --
      Realized gains (losses) on sale of
        investments........................                   15             (18,587)                1,164                2,885
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                  371             (18,587)               10,000                2,885
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                1,117               43,182                1,478               75,574
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                1,488               24,595               11,478               78,459
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             1,436  $            34,846  $            17,978  $           103,490
                                             ===================  ===================  ===================  ===================

                                                                                            T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT           GOVERNMENT          T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES           MONEY            GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            605,036  $             4,402  $              3,637  $            16,066
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               648,539                3,257                 1,734               71,524
      Administrative charges...............               139,264                  579                    --                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               787,803                3,836                 1,734               71,524
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (182,767)                  566                 1,903             (55,458)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,606,887               67,510                    --              136,562
      Realized gains (losses) on sale of
        investments........................             (380,349)             (12,133)                    --              341,760
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             3,226,538               55,377                    --              478,322
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             9,919,089              (2,874)                    16            1,633,451
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            13,145,627               52,503                    16            2,111,773
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         12,962,860  $            53,069  $              1,919  $         2,056,315
                                             ====================  ===================  ====================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             12,365  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,499                2,552
      Administrative charges...............                    --                  461
                                             --------------------  -------------------
        Total expenses.....................                 4,499                3,013
                                             --------------------  -------------------
           Net investment income (loss)....                 7,866              (1,221)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,013                7,419
      Realized gains (losses) on sale of
        investments........................                 4,872                1,012
                                             --------------------  -------------------
           Net realized gains (losses).....                 6,885                8,431
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               103,414               33,263
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               110,299               41,694
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            118,165  $            40,473
                                             ====================  ===================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (781,104)  $      (783,531)  $      1,461,469  $      1,286,179
   Net realized gains (losses)....         3,737,212         2,506,536           297,772         (351,944)
   Change in unrealized gains
     (losses) on investments......        10,453,396       (1,172,784)         7,675,646       (3,825,721)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,409,504           550,221         9,434,887       (2,891,486)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           599,159           610,621         8,256,873         8,206,268
   Net transfers (including
     fixed account)...............         (869,004)       (1,035,079)         2,358,631         1,706,180
   Contract charges...............           (5,300)           (5,692)       (1,479,855)       (1,452,123)
   Transfers for contract benefits
     and terminations.............       (4,359,732)       (4,580,523)      (17,442,783)      (17,242,592)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,634,877)       (5,010,673)       (8,307,134)       (8,782,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,774,627       (4,460,452)         1,127,753      (11,673,753)
NET ASSETS:
   Beginning of year..............        49,200,272        53,660,724       124,089,879       135,763,632
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,974,899  $     49,200,272  $    125,217,632  $    124,089,879
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH        GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (1,097,887)  $    (2,438,496)  $    (1,252,281)  $    (1,466,987)
   Net realized gains (losses)....         26,000,642        29,684,138         9,422,352         8,360,286
   Change in unrealized gains
     (losses) on investments......         56,892,670      (56,558,465)        18,336,160      (19,185,609)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         81,795,425      (29,312,823)        26,506,231      (12,292,310)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,149,571         8,298,993         1,755,363         2,006,714
   Net transfers (including
     fixed account)...............        (7,948,917)         4,067,044       (2,747,195)         (901,612)
   Contract charges...............        (3,291,212)       (3,322,569)       (1,030,101)       (1,095,093)
   Transfers for contract benefits
     and terminations.............       (35,512,146)      (33,576,789)      (13,236,268)      (13,234,804)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (40,602,704)      (24,533,321)      (15,258,201)      (13,224,795)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         41,192,721      (53,846,144)        11,248,030      (25,517,105)
NET ASSETS:
   Beginning of year..............        259,695,866       313,542,010        94,290,816       119,807,921
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    300,888,587  $    259,695,866  $    105,538,846  $     94,290,816
                                     ================  ================  ================  ================

                                         AMERICAN FUNDS(R) GROWTH        AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,965,829)  $    (8,014,638)  $        561,862  $      (471,898)
   Net realized gains (losses)....        95,913,393       115,675,759        47,138,301        40,643,748
   Change in unrealized gains
     (losses) on investments......        80,734,145     (108,258,017)        33,565,894      (49,812,895)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       171,681,709         (596,896)        81,266,057       (9,641,045)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,117,892         1,515,043        14,250,738        14,594,673
   Net transfers (including
     fixed account)...............      (20,652,583)      (47,696,479)       (3,911,379)      (13,147,408)
   Contract charges...............       (7,490,965)       (8,171,428)       (3,964,673)       (3,996,052)
   Transfers for contract benefits
     and terminations.............      (86,439,623)      (91,170,739)      (43,887,787)      (42,325,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (113,465,279)     (145,523,603)      (37,513,101)      (44,874,547)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        58,216,430     (146,120,499)        43,752,956      (54,515,592)
NET ASSETS:
   Beginning of year..............       639,631,254       785,751,753       348,945,965       403,461,557
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    697,847,684  $    639,631,254  $    392,698,921  $    348,945,965
                                    ================  ================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     58,782,343  $      8,039,996
   Net realized gains (losses)....       110,311,801        64,164,541
   Change in unrealized gains
     (losses) on investments......       260,864,540     (326,527,157)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       429,958,684     (254,322,620)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,717,754        15,251,199
   Net transfers (including
     fixed account)...............      (33,712,676)      (42,062,422)
   Contract charges...............      (50,463,984)      (52,380,024)
   Transfers for contract benefits
     and terminations.............     (220,750,703)     (205,983,756)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (296,209,609)     (285,175,003)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       133,749,075     (539,497,623)
NET ASSETS:
   Beginning of year..............     2,720,841,165     3,260,338,788
                                    ----------------  ----------------
   End of year....................  $  2,854,590,240  $  2,720,841,165
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         BHFTI AB             BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                    INTERNATIONAL BOND          BALANCED ALLOCATION                   GROWTH ALLOCATION
                                        SUB-ACCOUNT                 SUB-ACCOUNT                          SUB-ACCOUNT
                                    ------------------  -----------------------------------  ----------------------------------
                                         2019 (a)             2019               2018              2019              2018
                                    ------------------  ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (5,049)   $      8,815,363  $     (2,370,328)  $      2,343,774  $    (7,127,683)
   Net realized gains (losses)....                296        243,046,837        212,319,736       170,328,703       137,641,704
   Change in unrealized gains
     (losses) on investments......             14,137        258,451,071      (388,736,388)       185,588,681     (262,020,895)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              9,384        510,313,271      (178,786,980)       358,261,158     (131,506,874)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,411,541         73,021,537         61,294,359        32,135,311        22,893,650
   Net transfers (including
     fixed account)...............            134,361         29,098,484         44,467,649         1,437,065        22,422,497
   Contract charges...............               (74)       (42,178,470)       (42,614,398)      (23,516,506)      (23,579,965)
   Transfers for contract benefits
     and terminations.............            (6,398)      (285,562,453)      (332,636,402)     (154,865,870)     (161,542,342)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          1,539,430      (225,620,902)      (269,488,792)     (144,810,000)     (139,806,160)
                                    ------------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,548,814        284,692,369      (448,275,772)       213,451,158     (271,313,034)
NET ASSETS:
   Beginning of year..............                 --      2,963,267,735      3,411,543,507     1,707,533,593     1,978,846,627
                                    ------------------  ----------------  -----------------  ----------------  ----------------
   End of year....................   $      1,548,814   $  3,247,960,104  $   2,963,267,735  $  1,920,984,751  $  1,707,533,593
                                    ==================  ================  =================  ================  ================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,549,960)  $    (8,619,346)  $      6,897,873  $      3,201,462
   Net realized gains (losses)....       121,675,272       121,096,213        86,539,313        85,894,108
   Change in unrealized gains
     (losses) on investments......        87,139,968     (124,294,726)       102,704,109     (161,087,562)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       200,265,280      (11,817,859)       196,141,295      (71,991,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        74,725,927        59,541,793        39,369,793        34,253,829
   Net transfers (including
     fixed account)...............       (3,156,620)      (11,400,101)         5,126,546      (18,221,324)
   Contract charges...............       (9,441,069)       (8,675,546)      (20,567,156)      (20,944,461)
   Transfers for contract benefits
     and terminations.............      (66,856,794)      (74,447,286)     (126,734,697)     (153,644,415)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,728,556)      (34,981,140)     (102,805,514)     (158,556,371)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       195,536,724      (46,798,999)        93,335,781     (230,548,363)
NET ASSETS:
   Beginning of year..............       701,041,738       747,840,737     1,402,819,681     1,633,368,044
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    896,578,462  $    701,041,738  $  1,496,155,462  $  1,402,819,681
                                    ================  ================  ================  ================

                                                                               BHFTI BLACKROCK GLOBAL
                                      BHFTI AQR GLOBAL RISK BALANCED             TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019               2018              2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     32,248,746  $    (22,454,235)  $   (54,184,311)  $      1,356,341
   Net realized gains (losses)....      (43,868,698)        154,085,883        23,983,940       359,743,139
   Change in unrealized gains
     (losses) on investments......       357,199,846      (301,513,104)       812,711,294     (767,714,106)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       345,579,894      (169,881,456)       782,510,923     (406,614,626)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,515,094          6,372,769        15,886,849        27,556,344
   Net transfers (including
     fixed account)...............      (37,486,145)       (50,527,549)      (42,430,476)      (60,756,484)
   Contract charges...............      (38,925,300)       (39,926,841)      (80,089,212)      (82,936,075)
   Transfers for contract benefits
     and terminations.............     (171,565,658)      (148,697,718)     (363,062,821)     (332,714,991)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (242,462,009)      (232,779,339)     (469,695,660)     (448,851,206)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       103,117,885      (402,660,795)       312,815,263     (855,465,832)
NET ASSETS:
   Beginning of year..............     1,970,551,063      2,373,211,858     4,296,443,283     5,151,909,115
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,073,668,948  $   1,970,551,063  $  4,609,258,546  $  4,296,443,283
                                    ================  =================  ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                               BHFTI BRIGHTHOUSE ASSET
                                         BHFTI BLACKROCK HIGH YIELD                ALLOCATION 100
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     11,830,538  $      7,827,468  $      (450,429)  $     (3,449,150)
   Net realized gains (losses).....         (698,917)       (1,294,438)        64,417,949         34,511,246
   Change in unrealized gains
     (losses) on investments.......        20,858,394      (16,824,328)        57,930,299       (94,794,873)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        31,990,015      (10,291,298)       121,897,819       (63,732,777)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        56,193,906        36,481,761         9,302,339          9,099,166
   Net transfers (including
     fixed account)................        23,153,283      (10,255,069)       (9,952,960)        (1,619,355)
   Contract charges................       (3,064,615)       (2,593,200)       (4,829,353)        (4,923,073)
   Transfers for contract benefits
     and terminations..............      (22,292,807)      (22,435,866)      (40,397,256)       (59,754,967)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        53,989,767         1,197,626      (45,877,230)       (57,198,229)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        85,979,782       (9,093,672)        76,020,589      (120,931,006)
NET ASSETS:
   Beginning of year...............       223,555,426       232,649,098       494,626,348        615,557,354
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    309,535,208  $    223,555,426  $    570,646,937  $     494,626,348
                                     ================  ================  ================  =================

                                       BHFTI BRIGHTHOUSE BALANCED PLUS     BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     47,694,050  $      20,444,187  $    (1,499,575)  $     (1,352,409)
   Net realized gains (losses).....        53,321,209        686,094,721        19,451,879         18,446,579
   Change in unrealized gains
     (losses) on investments.......     1,366,475,059    (1,370,558,908)        32,185,432       (54,706,228)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     1,467,490,318      (664,020,000)        50,137,736       (37,612,058)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        37,261,825         73,742,871         3,767,339          2,642,961
   Net transfers (including
     fixed account)................        85,358,804        210,959,020         (197,637)        (4,794,883)
   Contract charges................     (124,420,860)      (123,227,586)       (1,806,787)        (1,903,835)
   Transfers for contract benefits
     and terminations..............     (617,107,937)      (528,896,657)      (20,813,789)       (26,883,359)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (618,908,168)      (367,422,352)      (19,050,874)       (30,939,116)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       848,582,150    (1,031,442,352)        31,086,862       (68,551,174)
NET ASSETS:
   Beginning of year...............     6,920,717,677      7,952,160,029       192,491,868        261,043,042
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  7,769,299,827  $   6,920,717,677  $    223,578,730  $     192,491,868
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/ABERDEEN               BHFTI BRIGHTHOUSE/
                                           EMERGING MARKETS EQUITY               ARTISAN INTERNATIONAL
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019              2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        489,105  $       4,126,792  $            206  $             430
   Net realized gains (losses).....         3,369,362          3,647,784             7,053              2,098
   Change in unrealized gains
     (losses) on investments.......        59,154,673       (71,732,414)            71,865           (42,515)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        63,013,140       (63,957,838)            79,124           (39,987)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,842,614          4,655,859               320                 --
   Net transfers (including
     fixed account)................      (10,988,477)         25,304,928          (16,855)             31,903
   Contract charges................       (4,650,836)        (4,696,357)             (457)              (488)
   Transfers for contract benefits
     and terminations..............      (31,486,776)       (36,217,115)          (23,391)           (10,132)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,283,475)       (10,952,685)          (40,383)             21,283
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,729,665       (74,910,523)            38,741           (18,704)
NET ASSETS:
   Beginning of year...............       352,166,192        427,076,715           292,278            310,982
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    371,895,857  $     352,166,192  $        331,019  $         292,278
                                     ================  =================  ================  =================

                                           BHFTI BRIGHTHOUSE/EATON
                                             VANCE FLOATING RATE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019              2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,522,664  $       1,294,171
   Net realized gains (losses).....         (121,735)           (25,963)
   Change in unrealized gains
     (losses) on investments.......         1,814,322        (2,516,203)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,215,251        (1,247,995)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,856,516         14,449,205
   Net transfers (including
     fixed account)................         3,881,858          7,353,689
   Contract charges................         (824,561)          (590,459)
   Transfers for contract benefits
     and terminations..............       (7,456,791)        (7,617,953)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         8,457,022         13,594,482
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        12,672,273         12,346,487
NET ASSETS:
   Beginning of year...............        74,905,336         62,558,849
                                     ----------------  -----------------
   End of year.....................  $     87,577,609  $      74,905,336
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                          LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     -----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,576,609  $        325,771  $       2,142,331  $      (543,469)
   Net realized gains (losses).....          (452,919)         (883,368)          (263,370)         (785,527)
   Change in unrealized gains
     (losses) on investments.......          2,053,757       (1,087,840)        (1,953,103)         1,155,692
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          4,177,447       (1,645,437)           (74,142)         (173,304)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,166,891         3,019,132            104,849            96,090
   Net transfers (including
     fixed account)................         13,582,396         2,516,951          2,715,649       (1,138,434)
   Contract charges................        (1,847,333)       (1,851,464)          (483,329)         (534,182)
   Transfers for contract benefits
     and terminations..............       (14,530,497)      (13,947,617)        (2,775,450)       (3,298,940)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            371,457      (10,262,998)          (438,281)       (4,875,466)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          4,548,904      (11,908,435)          (512,423)       (5,048,770)
NET ASSETS:
   Beginning of year...............        137,799,742       149,708,177         32,416,554        37,465,324
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     142,348,646  $    137,799,742  $      31,904,131  $     32,416,554
                                     =================  ================  =================  ================

                                        BHFTI BRIGHTHOUSE/WELLINGTON
                                             LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (103,938)  $      (127,648)  $      3,645,890  $     10,990,701
   Net realized gains (losses).....         2,168,450         2,430,231         2,358,814           153,417
   Change in unrealized gains
     (losses) on investments.......         1,849,415       (3,419,013)        41,816,286      (36,679,711)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,913,927       (1,116,430)        47,820,990      (25,535,593)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            32,571            23,271         3,077,401         2,810,811
   Net transfers (including
     fixed account)................         (301,984)         (262,709)      (10,095,622)         (132,497)
   Contract charges................         (196,966)         (199,638)       (2,662,301)       (2,674,044)
   Transfers for contract benefits
     and terminations..............       (1,070,134)         (983,002)      (26,021,556)      (24,752,380)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,536,513)       (1,422,078)      (35,702,078)      (24,748,110)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         2,377,414       (2,538,508)        12,118,912      (50,283,703)
NET ASSETS:
   Beginning of year...............        13,723,171        16,261,679       219,199,553       269,483,256
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $     16,100,585  $     13,723,171  $    231,318,465  $    219,199,553
                                     ================  ================  ================  ================

                                                BHFTI HARRIS                        BHFTI INVESCO
                                            OAKMARK INTERNATIONAL             BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,525,809  $        768,693  $   (12,716,951)  $    (2,009,648)
   Net realized gains (losses).....        37,115,741        29,789,069       (6,034,292)        70,854,862
   Change in unrealized gains
     (losses) on investments.......        71,856,958     (196,507,060)       137,692,596     (145,711,399)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       112,498,508     (165,949,298)       118,941,353      (76,866,185)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        10,467,749        15,524,018         7,724,118        14,935,646
   Net transfers (including
     fixed account)................       (5,859,790)        56,104,531       (7,875,899)       (9,305,569)
   Contract charges................       (6,110,532)       (6,242,256)      (16,310,573)      (16,727,549)
   Transfers for contract benefits
     and terminations..............      (45,336,669)      (58,620,436)      (71,439,632)      (61,893,383)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (46,839,242)         6,765,857      (87,901,986)      (72,990,855)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        65,659,266     (159,183,441)        31,039,367     (149,857,040)
NET ASSETS:
   Beginning of year...............       506,604,107       665,787,548       895,562,846     1,045,419,886
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    572,263,373  $    506,604,107  $    926,602,213  $    895,562,846
                                     ================  ================  ================  ================

                                           BHFTI INVESCO COMSTOCK
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      4,351,946  $     (5,946,041)
   Net realized gains (losses).....        85,950,268         78,083,033
   Change in unrealized gains
     (losses) on investments.......        43,190,352      (162,972,006)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       133,492,566       (90,835,014)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        15,616,958         14,956,081
   Net transfers (including
     fixed account)................         9,330,111       (12,196,277)
   Contract charges................       (7,585,121)        (8,119,649)
   Transfers for contract benefits
     and terminations..............      (76,014,460)       (81,498,750)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (58,652,512)       (86,858,595)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        74,840,054      (177,693,609)
NET ASSETS:
   Beginning of year...............       594,306,823        772,000,432
                                     ----------------  -----------------
   End of year.....................  $    669,146,877  $     594,306,823
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTI INVESCO GLOBAL EQUITY      BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019             2018               2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (347,790)  $      (276,245)  $    (4,833,171)  $    (5,122,349)
   Net realized gains (losses)....         8,525,105         8,781,896        51,599,513        45,068,522
   Change in unrealized gains
     (losses) on investments......         5,917,554      (16,700,241)        15,487,989      (70,770,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,094,869       (8,194,590)        62,254,331      (30,824,210)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,492            47,485        16,835,117        16,733,472
   Net transfers (including
     fixed account)...............         (704,409)         (537,180)         3,763,285           220,199
   Contract charges...............         (481,149)         (523,472)       (3,258,166)       (3,212,415)
   Transfers for contract benefits
     and terminations.............       (7,265,968)       (7,781,202)      (28,067,126)      (34,455,425)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,422,034)       (8,794,369)      (10,726,890)      (20,714,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,672,835      (16,988,959)        51,527,441      (51,538,379)
NET ASSETS:
   Beginning of year..............        49,942,988        66,931,947       277,369,783       328,908,162
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     55,615,823  $     49,942,988  $    328,897,224  $    277,369,783
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND             GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,416,790  $      4,027,160  $     16,171,542  $      3,112,341
   Net realized gains (losses)....         (560,477)       (2,143,941)         5,468,222        68,768,767
   Change in unrealized gains
     (losses) on investments......        11,447,422       (7,403,285)       145,551,085     (176,576,936)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,303,735       (5,520,066)       167,190,849     (104,695,828)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,571,174         7,456,783        11,815,717        22,728,866
   Net transfers (including
     fixed account)...............        18,018,893         3,338,216      (17,693,622)       132,151,847
   Contract charges...............       (4,311,313)       (4,373,478)      (19,780,240)      (19,815,102)
   Transfers for contract benefits
     and terminations.............      (27,374,015)      (30,639,651)      (86,078,278)      (70,377,478)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (95,261)      (24,218,130)     (111,736,423)        64,688,133
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        20,208,474      (29,738,196)        55,454,426      (40,007,695)
NET ASSETS:
   Beginning of year..............       313,000,009       342,738,205     1,135,038,317     1,175,046,012
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    333,208,483  $    313,000,009  $  1,190,492,743  $  1,135,038,317
                                    ================  ================  ================  ================

                                                   BHFTI                           BHFTI LOOMIS
                                         JPMORGAN SMALL CAP VALUE            SAYLES GLOBAL ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $       (79,202)  $       (98,298)  $       (88,095)  $        433,972
   Net realized gains (losses)....          2,109,972         1,898,020        17,318,740        15,053,039
   Change in unrealized gains
     (losses) on investments......          1,237,629       (5,084,957)        17,143,175      (25,413,434)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,268,399       (3,285,235)        34,373,820       (9,926,423)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             57,542            90,111         5,936,700         4,562,863
   Net transfers (including
     fixed account)...............            990,016         (336,694)         (630,169)         2,028,305
   Contract charges...............          (255,224)         (284,025)       (1,729,948)       (1,660,014)
   Transfers for contract benefits
     and terminations.............        (1,562,329)       (1,726,003)      (13,222,288)      (14,509,884)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (769,995)       (2,256,611)       (9,645,705)       (9,578,730)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,498,404       (5,541,846)        24,728,115      (19,505,153)
NET ASSETS:
   Beginning of year..............         18,754,326        24,296,172       138,105,130       157,610,283
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     21,252,730  $     18,754,326  $    162,833,245  $    138,105,130
                                     ================  ================  ================  ================

                                        BHFTI LOOMIS SAYLES GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,057,891)  $    (4,562,646)
   Net realized gains (losses)....        70,663,471        58,276,950
   Change in unrealized gains
     (losses) on investments......         8,944,410      (83,760,460)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        76,549,990      (30,046,156)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,519,690         5,065,547
   Net transfers (including
     fixed account)...............       (5,193,314)      (30,190,633)
   Contract charges...............       (4,334,159)       (4,697,753)
   Transfers for contract benefits
     and terminations.............      (39,516,770)      (45,490,259)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,524,553)      (75,313,098)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        33,025,437     (105,359,254)
NET ASSETS:
   Beginning of year..............       367,812,591       473,171,845
                                    ----------------  ----------------
   End of year....................  $    400,838,028  $    367,812,591
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     62

 The accompanying notes are an integral part of these financial statements.

                                     63

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                              BHFTI METLIFE                        BHFTI MFS(R)
                                        MULTI-INDEX TARGETED RISK             RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,978,683  $      4,117,849  $      (524,133)  $       1,013,371
   Net realized gains (losses)....         5,398,377        64,250,463        13,732,311          3,869,459
   Change in unrealized gains
     (losses) on investments......       159,635,566     (149,317,791)        41,889,030       (44,456,699)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,012,626      (80,949,479)        55,097,208       (39,573,869)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,071,025        23,241,575         3,986,101          4,414,256
   Net transfers (including
     fixed account)...............        12,669,983        28,531,829       (2,087,604)          3,477,530
   Contract charges...............      (15,923,753)      (15,295,603)       (2,304,149)        (2,371,613)
   Transfers for contract benefits
     and terminations.............      (63,669,973)      (54,375,580)      (24,457,777)       (24,819,595)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (56,852,718)      (17,897,779)      (24,863,429)       (19,299,422)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       116,159,908      (98,847,258)        30,233,779       (58,873,291)
NET ASSETS:
   Beginning of year..............       878,288,064       977,135,322       217,709,174        276,582,465
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    994,447,972  $    878,288,064  $    247,942,953  $     217,709,174
                                    ================  ================  ================  =================

                                                                                  BHFTI PANAGORA
                                     BHFTI MORGAN STANLEY DISCOVERY           GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,761,155)  $    (3,685,094)  $      2,499,544  $     (1,909,762)
   Net realized gains (losses)....        71,732,273        72,960,411           692,530         10,348,036
   Change in unrealized gains
     (losses) on investments......        15,540,051      (44,253,416)        20,513,707       (20,920,173)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        83,511,169        25,021,901        23,705,781       (12,481,899)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,049,269         6,177,966         2,541,221          4,414,988
   Net transfers (including
     fixed account)...............      (24,778,029)      (28,831,448)         9,188,670       (18,830,787)
   Contract charges...............       (3,352,540)       (3,217,551)       (2,244,207)        (2,144,779)
   Transfers for contract benefits
     and terminations.............      (28,240,530)      (22,503,501)       (8,599,018)        (8,078,654)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (48,321,830)      (48,374,534)           886,666       (24,639,232)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        35,189,339      (23,352,633)        24,592,447       (37,121,131)
NET ASSETS:
   Beginning of year..............       222,695,855       246,048,488       117,135,727        154,256,858
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    257,885,194  $    222,695,855  $    141,728,174  $     117,135,727
                                    ================  ================  ================  =================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND             BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,086,240  $          8,361  $     17,872,682  $     (2,876,706)
   Net realized gains (losses)....       (6,108,924)       (8,730,078)       (1,950,525)        (9,864,205)
   Change in unrealized gains
     (losses) on investments......        31,705,123      (15,750,336)        72,057,828       (14,647,929)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        35,682,439      (24,472,053)        87,979,985       (27,388,840)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,202,977         6,039,554        24,475,872         17,825,076
   Net transfers (including
     fixed account)...............         7,085,632         7,752,448        11,588,625         11,041,138
   Contract charges...............       (7,369,085)       (7,729,682)      (17,124,515)       (17,665,894)
   Transfers for contract benefits
     and terminations.............      (50,423,950)      (57,582,596)     (113,500,903)      (134,258,489)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,504,426)      (51,520,276)      (94,560,921)      (123,058,169)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (7,821,987)      (75,992,329)       (6,580,936)      (150,447,009)
NET ASSETS:
   Beginning of year..............       557,952,618       633,944,947     1,331,823,874      1,482,270,883
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    550,130,631  $    557,952,618  $  1,325,242,938  $   1,331,823,874
                                    ================  ================  ================  =================

                                             BHFTI SCHRODERS
                                           GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        696,462  $      2,601,382
   Net realized gains (losses)....         5,021,115        53,541,997
   Change in unrealized gains
     (losses) on investments......       157,783,224     (146,584,465)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       163,500,801      (90,441,086)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,702,752         9,919,602
   Net transfers (including
     fixed account)...............      (31,282,137)       388,766,183
   Contract charges...............      (15,269,294)      (14,617,056)
   Transfers for contract benefits
     and terminations.............      (67,616,803)      (54,649,494)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (109,465,482)       329,419,235
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        54,035,319       238,978,149
NET ASSETS:
   Beginning of year..............       867,708,307       628,730,158
                                    ----------------  ----------------
   End of year....................  $    921,743,626  $    867,708,307
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     64

 The accompanying notes are an integral part of these financial statements.

                                     65

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BHFTI SSGA
                                    EMERGING MARKETS              BHFTI SSGA
                                     ENHANCED INDEX          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                       SUB-ACCOUNT                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------  ----------------------------------  ----------------------------------
                                        2019 (A)            2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,420)  $      9,782,306  $     10,289,954  $      1,741,977  $      2,195,170
   Net realized gains (losses)....               136        64,075,683        68,543,923        30,296,962        35,811,101
   Change in unrealized gains
     (losses) on investments......            66,705       117,960,827     (175,633,547)        45,484,805      (82,579,909)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            64,421       191,818,816      (96,799,670)        77,523,744      (44,573,638)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           638,345        15,551,863        16,604,269         4,338,359         3,535,668
   Net transfers (including
     fixed account)...............           169,566       (4,518,577)      (13,699,335)       (6,164,289)       (3,122,870)
   Contract charges...............             (194)      (16,523,705)      (17,065,331)       (5,480,945)       (5,724,715)
   Transfers for contract benefits
     and terminations.............             (813)      (95,612,954)     (114,338,098)      (32,041,466)      (49,423,477)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           806,904     (101,103,373)     (128,498,495)      (39,348,341)      (54,735,394)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           871,325        90,715,443     (225,298,165)        38,175,403      (99,309,032)
NET ASSETS:
   Beginning of year..............                --     1,115,176,743     1,340,474,908       392,931,024       492,240,056
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $        871,325  $  1,205,892,186  $  1,115,176,743  $    431,106,427  $    392,931,024
                                    ================  ================  ================  ================  ================

                                                   BHFTI                           BHFTI T. ROWE
                                       T. ROWE PRICE LARGE CAP VALUE           PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,375,171  $      2,390,778  $    (7,385,840)  $    (7,793,682)
   Net realized gains (losses)....        84,505,088        83,860,860        89,238,257        81,061,225
   Change in unrealized gains
     (losses) on investments......        63,479,038     (160,474,054)        38,200,995      (86,334,850)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       152,359,297      (74,222,416)       120,053,412      (13,067,307)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,425,566        17,158,944        23,396,515        15,406,378
   Net transfers (including
     fixed account)...............       (4,693,302)       (5,348,805)      (17,060,466)      (17,958,274)
   Contract charges...............       (4,755,973)       (4,697,152)       (4,953,782)       (4,891,010)
   Transfers for contract benefits
     and terminations.............      (69,661,865)      (82,582,609)      (44,532,130)      (54,347,620)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (57,685,574)      (75,469,622)      (43,149,863)      (61,790,526)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        94,673,723     (149,692,038)        76,903,549      (74,857,833)
NET ASSETS:
   Beginning of year..............       635,360,934       785,052,972       425,595,931       500,453,764
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    730,034,657  $    635,360,934  $    502,499,480  $    425,595,931
                                    ================  ================  ================  ================

                                                                                  BHFTI VICTORY
                                       BHFTI TCW CORE FIXED INCOME           SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          6,628  $          3,115  $      (943,102)  $    (2,369,206)
   Net realized gains (losses)....             1,912           (1,609)         8,355,870        49,146,976
   Change in unrealized gains
     (losses) on investments......            13,686           (6,630)        44,978,552      (71,450,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            22,226           (5,124)        52,391,320      (24,672,929)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               450             4,506         4,052,455         5,269,753
   Net transfers (including
     fixed account)...............            14,930          (20,026)       (6,629,169)      (21,287,632)
   Contract charges...............             (227)             (226)       (2,906,242)       (3,075,780)
   Transfers for contract benefits
     and terminations.............          (64,938)          (21,993)      (21,649,949)      (22,412,478)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (49,785)          (37,739)      (27,132,905)      (41,506,137)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (27,559)          (42,863)        25,258,415      (66,179,066)
NET ASSETS:
   Beginning of year..............           305,946           348,809       201,225,901       267,404,967
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        278,387  $        305,946  $    226,484,316  $    201,225,901
                                    ================  ================  ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     66

 The accompanying notes are an integral part of these financial statements.

                                     67

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                BHFTI WELLS                     BHFTI WESTERN ASSET
                                     CAPITAL MANAGEMENT MID CAP VALUE      MANAGEMENT GOVERNMENT INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,146,923)  $      (814,715)   $      7,136,503  $      7,480,701
   Net realized gains (losses)....         1,888,121         8,841,843          (914,407)       (4,246,293)
   Change in unrealized gains
     (losses) on investments......        34,508,984      (27,509,855)         24,111,233      (12,308,508)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        35,250,182      (19,482,727)         30,333,329       (9,074,100)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,380,233           999,929          5,356,871         3,554,160
   Net transfers (including
     fixed account)...............       (6,227,505)        11,828,280         28,553,867        10,413,217
   Contract charges...............       (1,203,688)       (1,134,069)       (10,087,991)      (10,124,804)
   Transfers for contract benefits
     and terminations.............      (11,509,862)      (12,957,925)       (62,894,926)      (56,916,755)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (17,560,822)       (1,263,785)       (39,072,179)      (53,074,182)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        17,689,360      (20,746,512)        (8,738,850)      (62,148,282)
NET ASSETS:
   Beginning of year..............       111,542,477       132,288,989        513,955,358       576,103,640
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    129,231,837  $    111,542,477   $    505,216,508  $    513,955,358
                                    ================  ================   ================  ================

                                              BHFTII BAILLIE
                                        GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                    -----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (977,431)  $    (1,467,878)  $      1,707,970  $       1,158,043
   Net realized gains (losses)....         19,975,618         7,060,425          (36,631)          (316,573)
   Change in unrealized gains
     (losses) on investments......         37,596,240      (49,728,013)         4,591,607        (2,334,812)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         56,594,427      (44,135,466)         6,262,946        (1,493,342)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,250,886         2,370,118        16,577,328          8,620,273
   Net transfers (including
     fixed account)...............       (10,427,268)        14,960,218         6,003,098          1,524,689
   Contract charges...............        (2,844,574)       (2,905,414)         (940,842)          (778,446)
   Transfers for contract benefits
     and terminations.............       (18,098,711)      (24,388,602)       (7,736,651)        (5,922,930)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (29,119,667)       (9,963,680)        13,902,933          3,443,586
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         27,474,760      (54,099,146)        20,165,879          1,950,244
NET ASSETS:
   Beginning of year..............        196,377,713       250,476,859        74,443,334         72,493,090
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     223,852,473  $    196,377,713  $     94,609,213  $      74,443,334
                                    =================  ================  ================  =================

                                                  BHFTII                              BHFTII
                                      BLACKROCK CAPITAL APPRECIATION      BLACKROCK ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (523,529)  $      (310,878)   $       (96,428)  $    (2,287,157)
   Net realized gains (losses)....         6,720,357         3,425,333            971,434           659,466
   Change in unrealized gains
     (losses) on investments......         3,385,703       (4,328,210)             19,271         1,557,185
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         9,582,531       (1,213,755)            894,277          (70,506)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,435,997         7,885,189         14,838,120        12,790,774
   Net transfers (including
     fixed account)...............         1,826,055         5,498,963         38,331,370        56,409,768
   Contract charges...............         (305,726)         (166,214)        (3,733,811)       (3,572,402)
   Transfers for contract benefits
     and terminations.............       (3,348,693)       (1,777,307)       (59,534,175)      (68,488,642)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        16,607,633        11,440,631       (10,098,496)       (2,860,502)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets.............        26,190,164        10,226,876        (9,204,219)       (2,931,008)
NET ASSETS:
   Beginning of year..............        26,500,659        16,273,783        290,964,126       293,895,134
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     52,690,823  $     26,500,659   $    281,759,907  $    290,964,126
                                    ================  ================   ================  ================

                                                  BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2019              2018
                                    -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         658,831  $        597,120
   Net realized gains (losses)....          2,192,089           636,916
   Change in unrealized gains
     (losses) on investments......          8,207,052       (5,440,948)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         11,057,972       (4,206,912)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,272,294         1,839,197
   Net transfers (including
     fixed account)...............         23,987,700        21,601,428
   Contract charges...............        (1,439,526)       (1,119,738)
   Transfers for contract benefits
     and terminations.............       (12,667,475)      (16,902,618)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         13,152,993         5,418,269
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         24,210,965         1,211,357
NET ASSETS:
   Beginning of year..............        104,881,125       103,669,768
                                    -----------------  ----------------
   End of year....................  $     129,092,090  $    104,881,125
                                    =================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     68

 The accompanying notes are an integral part of these financial statements.

                                     69

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     18,984,108  $      14,408,883  $      21,404,140  $      3,790,418
   Net realized gains (losses).....       131,283,066         81,772,333        408,369,628       215,494,786
   Change in unrealized gains
     (losses) on investments.......       257,100,306      (294,921,005)        482,130,702     (667,253,153)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       407,367,480      (198,739,789)        911,904,470     (447,967,949)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,662,983         11,201,589         35,977,879        34,039,161
   Net transfers (including
     fixed account)................      (10,731,252)       (83,510,949)       (23,362,167)      (51,910,411)
   Contract charges................      (39,967,976)       (42,313,569)       (66,164,745)      (68,995,140)
   Transfers for contract benefits
     and terminations..............     (330,149,936)      (373,771,375)      (527,765,871)     (627,924,141)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (368,186,181)      (488,394,304)      (581,314,904)     (714,790,531)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        39,181,299      (687,134,093)        330,589,566   (1,162,758,480)
NET ASSETS:
   Beginning of year...............     3,095,758,853      3,782,892,946      5,413,952,175     6,576,710,655
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,134,940,152  $   3,095,758,853  $   5,744,541,741  $  5,413,952,175
                                     ================  =================  =================  ================

                                             BHFTII BRIGHTHOUSE                          BHFTII
                                             ASSET ALLOCATION 80            BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       7,344,896  $    (17,648,061)  $    (1,800,415)  $     (2,299,256)
   Net realized gains (losses).....        498,374,036        259,779,715        20,859,272         14,200,038
   Change in unrealized gains
     (losses) on investments.......        513,656,679      (759,581,911)        13,459,189       (38,603,934)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      1,019,375,611      (517,450,257)        32,518,046       (26,703,152)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         14,985,876         20,368,804         1,913,641          1,726,610
   Net transfers (including
     fixed account)................       (71,005,061)       (52,307,796)         (478,591)        (5,133,638)
   Contract charges................       (57,512,371)       (59,323,746)       (1,210,973)        (1,296,295)
   Transfers for contract benefits
     and terminations..............      (435,027,987)      (499,428,393)      (15,301,188)       (21,304,120)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (548,559,543)      (590,691,131)      (15,077,111)       (26,007,443)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        470,816,068    (1,108,141,388)        17,440,935       (52,710,595)
NET ASSETS:
   Beginning of year...............      4,888,889,937      5,997,031,325       154,625,972        207,336,567
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   5,359,706,005  $   4,888,889,937  $    172,066,907  $     154,625,972
                                     =================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019              2018
                                     -----------------  ----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (334,258)  $        632,796  $         (5,147)  $       1,080,770
   Net realized gains (losses).....          4,216,827         5,120,014         79,953,452         58,237,340
   Change in unrealized gains
     (losses) on investments.......          8,098,666      (21,675,154)        108,256,529       (66,761,339)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,981,235      (15,922,344)        188,204,834        (7,443,229)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,515,043         2,966,681         10,520,496          6,479,546
   Net transfers (including
     fixed account)................          (107,020)         6,535,170       (31,528,035)       (46,346,269)
   Contract charges................          (693,666)         (706,702)        (7,651,571)        (7,811,977)
   Transfers for contract benefits
     and terminations..............        (4,627,720)       (7,345,339)       (79,280,128)       (86,772,379)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,913,363)         1,449,810      (107,939,238)      (134,451,079)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          8,067,872      (14,472,534)         80,265,596      (141,894,308)
NET ASSETS:
   Beginning of year...............         57,864,977        72,337,511        689,411,811        831,306,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      65,932,849  $     57,864,977  $     769,677,407  $     689,411,811
                                     =================  ================  =================  =================

                                       BHFTII FRONTIER MID CAP GROWTH
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2019              2018
                                     ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,077,727)  $    (1,110,604)
   Net realized gains (losses).....        10,343,995         9,846,359
   Change in unrealized gains
     (losses) on investments.......         8,407,102      (13,105,567)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,673,370       (4,369,812)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,228,748           961,242
   Net transfers (including
     fixed account)................       (1,490,814)       (2,475,917)
   Contract charges................         (672,717)         (668,707)
   Transfers for contract benefits
     and terminations..............       (5,872,837)       (6,911,041)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,807,620)       (9,094,423)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        11,865,750      (13,464,235)
NET ASSETS:
   Beginning of year...............        59,173,615        72,637,850
                                     ----------------  ----------------
   End of year.....................  $     71,039,365  $     59,173,615
                                     ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     70

 The accompanying notes are an integral part of these financial statements.

                                     71

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                     BHFTII
                                          BHFTII JENNISON GROWTH          LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,051,149)  $    (7,671,050)  $      (232,590)  $      (252,149)
   Net realized gains (losses)....        86,697,280        95,640,583         1,475,932         1,717,960
   Change in unrealized gains
     (losses) on investments......        54,079,391      (90,743,540)         1,490,922       (3,235,985)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       133,725,522       (2,774,007)         2,734,264       (1,770,174)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,595,186        11,797,946            13,304            41,211
   Net transfers (including
     fixed account)...............       (9,232,001)       (2,864,706)         (129,657)           276,989
   Contract charges...............       (4,435,552)       (4,206,805)         (190,505)         (198,638)
   Transfers for contract benefits
     and terminations.............      (49,129,470)      (55,263,650)         (984,847)         (648,874)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,201,837)      (50,537,215)       (1,291,705)         (529,312)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        82,523,685      (53,311,222)         1,442,559       (2,299,486)
NET ASSETS:
   Beginning of year..............       453,769,065       507,080,287        12,183,847        14,483,333
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    536,292,750  $    453,769,065  $     13,626,406  $     12,183,847
                                    ================  ================  ================  ================

                                                 BHFTII                               BHFTII
                                     LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,659)  $        (3,814)  $      4,611,202  $      4,145,351
   Net realized gains (losses)....            47,518            56,859         (566,948)       (2,275,005)
   Change in unrealized gains
     (losses) on investments......            22,564          (50,854)        15,835,305       (8,007,320)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            66,423             2,191        19,879,559       (6,136,974)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,127                --         9,651,251         6,507,008
   Net transfers (including
     fixed account)...............          (32,498)            43,369        26,770,100        16,545,609
   Contract charges...............           (1,182)           (1,161)       (4,356,581)       (4,146,075)
   Transfers for contract benefits
     and terminations.............         (102,547)          (88,583)      (33,655,218)      (31,907,003)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (127,100)          (46,375)       (1,590,448)      (13,000,461)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (60,677)          (44,184)        18,289,111      (19,137,435)
NET ASSETS:
   Beginning of year..............           299,873           344,057       294,247,365       313,384,800
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        239,196  $        299,873  $    312,536,476  $    294,247,365
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                        METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (492,428)  $      (729,282)   $      1,144,612  $      1,545,569
   Net realized gains (losses)....        16,515,903        17,548,892          1,876,557         1,420,914
   Change in unrealized gains
     (losses) on investments......        16,261,001      (36,439,302)         17,427,733      (21,678,671)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        32,284,476      (19,619,692)         20,448,902      (18,712,188)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,731,883         6,914,692          6,701,313         5,932,657
   Net transfers (including
     fixed account)...............         (371,747)       (1,605,908)          (903,184)         5,961,906
   Contract charges...............       (1,341,267)       (1,330,824)        (1,185,027)       (1,154,457)
   Transfers for contract benefits
     and terminations.............      (13,145,938)      (13,846,354)       (10,018,105)       (9,906,769)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,127,069)       (9,868,394)        (5,405,003)           833,337
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        26,157,407      (29,488,086)         15,043,899      (17,878,851)
NET ASSETS:
   Beginning of year..............       136,815,747       166,303,833        104,406,755       122,285,606
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    162,973,154  $    136,815,747   $    119,450,654  $    104,406,755
                                    ================  ================   ================  ================

                                                 BHFTII
                                      METLIFE RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (882,902)  $    (1,016,598)
   Net realized gains (losses)....        16,995,143        15,075,076
   Change in unrealized gains
     (losses) on investments......        15,284,497      (32,956,301)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,396,738      (18,897,823)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,185,140         8,126,146
   Net transfers (including
     fixed account)...............         (949,689)         7,004,555
   Contract charges...............       (1,445,733)       (1,370,455)
   Transfers for contract benefits
     and terminations.............      (12,221,469)      (12,975,022)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,431,751)           785,224
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        27,964,987      (18,112,599)
NET ASSETS:
   Beginning of year..............       134,269,548       152,382,147
                                    ----------------  ----------------
   End of year....................  $    162,234,535  $    134,269,548
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     72

 The accompanying notes are an integral part of these financial statements.

                                     73

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,803,650  $        490,599  $        245,457  $        240,474
   Net realized gains (losses)....        69,552,511        64,349,783         1,969,850         2,985,938
   Change in unrealized gains
     (losses) on investments......        85,754,538     (101,504,078)         3,988,407       (6,093,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       158,110,699      (36,663,696)         6,203,714       (2,866,855)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,008,791        19,480,075           300,780           364,831
   Net transfers (including
     fixed account)...............      (14,015,124)         9,775,718       (1,124,389)         (244,296)
   Contract charges...............       (5,053,370)       (4,854,612)         (279,927)         (316,189)
   Transfers for contract benefits
     and terminations.............      (51,943,862)      (64,969,331)       (3,597,912)       (3,991,269)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,003,565)      (40,568,150)       (4,701,448)       (4,186,923)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       115,107,134      (77,231,846)         1,502,266       (7,053,778)
NET ASSETS:
   Beginning of year..............       561,844,816       639,076,662        35,831,790        42,885,568
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    676,951,950  $    561,844,816  $     37,334,056  $     35,831,790
                                    ================  ================  ================  ================

                                           BHFTII MFS(R) VALUE           BHFTII NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        509,419  $      (735,962)  $    (1,953,400)  $    (1,930,848)
   Net realized gains (losses)....        18,966,867        20,158,682        19,797,975        22,489,378
   Change in unrealized gains
     (losses) on investments......        47,338,191      (51,764,838)        11,426,070      (29,833,570)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        66,814,477      (32,342,118)        29,270,645       (9,275,040)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,566,381         6,583,715         4,485,526         1,862,706
   Net transfers (including
     fixed account)...............       (1,288,743)          (71,834)         (414,700)       (4,984,142)
   Contract charges...............       (2,969,393)       (3,036,955)       (1,147,763)       (1,162,334)
   Transfers for contract benefits
     and terminations.............      (22,496,628)      (25,226,829)      (10,538,106)      (13,172,700)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,188,383)      (21,751,903)       (7,615,043)      (17,456,470)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        48,626,094      (54,094,021)        21,655,602      (26,731,510)
NET ASSETS:
   Beginning of year..............       247,115,760       301,209,781       109,306,453       136,037,963
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    295,741,854  $    247,115,760  $    130,962,055  $    109,306,453
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,198,448)  $    (3,827,417)  $      (198,179)  $      (201,138)
   Net realized gains (losses)....        47,021,310        54,599,649         2,291,592         1,699,230
   Change in unrealized gains
     (losses) on investments......        32,847,761      (58,693,758)         1,613,790       (2,519,895)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        75,670,623       (7,921,526)         3,707,203       (1,021,803)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        32,106,653        18,851,142           294,713           418,179
   Net transfers (including
     fixed account)...............         8,468,795        17,748,182          (21,739)          (96,822)
   Contract charges...............       (2,865,292)       (2,488,089)          (67,244)          (67,557)
   Transfers for contract benefits
     and terminations.............      (24,626,305)      (27,377,435)       (1,129,037)       (1,263,636)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,083,851         6,733,800         (923,307)       (1,009,836)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        88,754,474       (1,187,726)         2,783,896       (2,031,639)
NET ASSETS:
   Beginning of year..............       259,939,693       261,127,419        12,116,876        14,148,515
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    348,694,167  $    259,939,693  $     14,900,772  $     12,116,876
                                    ================  ================  ================  ================

                                                  BHFTII
                                      VANECK GLOBAL NATURAL RESOURCES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2019             2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (788,662)  $    (1,162,555)
   Net realized gains (losses)....       (2,035,689)       (1,433,525)
   Change in unrealized gains
     (losses) on investments......         9,664,937      (21,400,844)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,840,586      (23,996,924)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           217,821           150,530
   Net transfers (including
     fixed account)...............        10,830,043         3,617,316
   Contract charges...............       (1,032,687)       (1,126,631)
   Transfers for contract benefits
     and terminations.............       (5,599,191)       (6,749,377)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,415,986       (4,108,162)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,256,572      (28,105,086)
NET ASSETS:
   Beginning of year..............        59,956,248        88,061,334
                                    ----------------  ----------------
   End of year....................  $     71,212,820  $     59,956,248
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     74

 The accompanying notes are an integral part of these financial statements.

                                     75

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       BHFTII WESTERN ASSET MANAGEMENT              BHFTII WESTERN
                                        STRATEGIC BOND OPPORTUNITIES       ASSET MANAGEMENT U.S. GOVERNMENT
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2019               2018              2019              2018
                                     -----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      32,562,539  $     39,209,719  $      2,464,881  $      1,448,199
   Net realized gains (losses).....          3,279,468           428,365         (631,890)       (1,703,074)
   Change in unrealized gains
     (losses) on investments.......         79,184,980      (94,399,767)         7,696,529       (1,693,598)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        115,026,987      (54,761,683)         9,529,520       (1,948,473)
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         31,912,152        29,285,136         7,254,427         7,628,438
   Net transfers (including
     fixed account)................            739,864        26,427,515        10,576,654         9,885,195
   Contract charges................       (10,786,580)      (10,895,042)       (2,935,831)       (2,956,262)
   Transfers for contract benefits
     and terminations..............      (116,082,080)     (119,030,364)      (25,478,124)      (29,848,486)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (94,216,644)      (74,212,755)      (10,582,874)      (15,291,115)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         20,810,343     (128,974,438)       (1,053,354)      (17,239,588)
NET ASSETS:
   Beginning of year...............        937,917,920     1,066,892,358       226,871,420       244,111,008
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     958,728,263  $    937,917,920  $    225,818,066  $    226,871,420
                                     =================  ================  ================  ================

                                      BLACKROCK GLOBAL ALLOCATION V.I.     DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2019              2018              2019               2018
                                     ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         39,655  $          5,897  $        171,732  $        (34,358)
   Net realized gains (losses).....           563,763           310,856         (327,399)          (434,350)
   Change in unrealized gains
     (losses) on investments.......         1,034,743         (851,294)         2,027,021        (1,344,486)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,638,161         (534,541)         1,871,354        (1,813,194)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,743,520         4,169,361           320,958            310,679
   Net transfers (including
     fixed account)................           836,026           481,645         (365,457)          (310,812)
   Contract charges................          (70,251)          (11,595)             (690)              (881)
   Transfers for contract benefits
     and terminations..............         (353,217)         (120,207)         (539,841)        (1,037,981)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         7,156,078         4,519,204         (585,030)        (1,038,995)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         8,794,239         3,984,663         1,286,324        (2,852,189)
NET ASSETS:
   Beginning of year...............         6,984,006         2,999,343         9,594,320         12,446,509
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     15,778,245  $      6,984,006  $     10,880,644  $       9,594,320
                                     ================  ================  ================  =================

                                         FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019               2018              2019               2018
                                     ----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             97  $             131  $        (1,024)  $           (918)
   Net realized gains (losses).....               (3)                (2)             6,662              4,733
   Change in unrealized gains
     (losses) on investments.......               155              (220)            13,630            (2,396)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               249               (91)            19,268              1,419
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                 --
   Net transfers (including
     fixed account)................                --                 --                --                 --
   Contract charges................                --                 --                --                 --
   Transfers for contract benefits
     and terminations..............               (1)                (2)               (2)              (107)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (1)                (2)               (2)              (107)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............               248               (93)            19,266              1,312
NET ASSETS:
   Beginning of year...............             1,915              2,008            60,276             58,964
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $          2,163  $           1,915  $         79,542  $          60,276
                                     ================  =================  ================  =================

                                        FIDELITY(R) VIP ASSET MANAGER
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        217,990  $         171,899
   Net realized gains (losses).....         2,294,455          1,997,602
   Change in unrealized gains
     (losses) on investments.......         6,941,092        (6,425,359)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         9,453,537        (4,255,858)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           675,363            804,743
   Net transfers (including
     fixed account)................       (1,082,723)        (1,588,602)
   Contract charges................           (6,671)            (7,501)
   Transfers for contract benefits
     and terminations..............       (6,686,490)        (7,944,461)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (7,100,521)        (8,735,821)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,353,016       (12,991,679)
NET ASSETS:
   Beginning of year...............        59,276,315         72,267,994
                                     ----------------  -----------------
   End of year.....................  $     61,629,331  $      59,276,315
                                     ================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     76

 The accompanying notes are an integral part of these financial statements.

                                     77

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         FIDELITY(R) VIP CONTRAFUND          FIDELITY(R) VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2019              2018               2019               2018
                                     ----------------  -----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (5,740,275)  $     (4,658,059)  $          23,127  $         35,858
   Net realized gains (losses).....        81,586,175         75,006,364            273,339           231,025
   Change in unrealized gains
     (losses) on investments.......        71,261,482      (111,391,708)            647,786         (692,539)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       147,107,382       (41,043,403)            944,252         (425,656)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,998,700         12,841,606              3,579             2,063
   Net transfers (including
     fixed account)................      (10,466,555)       (10,166,095)           (28,866)          (42,217)
   Contract charges................       (4,399,733)        (4,513,633)                 --                --
   Transfers for contract benefits
     and terminations..............      (66,356,376)       (66,046,593)          (601,297)         (604,458)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (68,223,964)       (67,884,715)          (626,584)         (644,612)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        78,883,418      (108,928,118)            317,668       (1,070,268)
NET ASSETS:
   Beginning of year...............       516,822,732        625,750,850          3,905,060         4,975,328
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    595,706,150  $     516,822,732  $       4,222,728  $      3,905,060
                                     ================  =================  =================  ================

                                      FIDELITY(R) VIP FUNDSMANAGER 50%      FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2019              2018               2019               2018
                                     -----------------  -----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (14,111,149)  $    (28,570,555)  $   (11,139,237)  $    (21,186,152)
   Net realized gains (losses).....        363,165,316        387,861,639       343,566,273        361,132,051
   Change in unrealized gains
     (losses) on investments.......        198,608,205      (653,490,971)        29,274,722      (535,553,464)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        547,662,372      (294,199,887)       361,701,758      (195,607,565)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          5,535,963          6,472,632         6,158,967          6,309,500
   Net transfers (including
     fixed account)................                 --                 --                --                 --
   Contract charges................                 --                 --                --                 --
   Transfers for contract benefits
     and terminations..............      (707,802,566)      (620,216,112)     (356,127,713)      (445,225,372)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (702,266,603)      (613,743,480)     (349,968,746)      (438,915,872)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (154,604,231)      (907,943,367)        11,733,012      (634,523,437)
NET ASSETS:
   Beginning of year...............      3,795,963,053      4,703,906,420     2,146,738,120      2,781,261,557
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,641,358,822  $   3,795,963,053  $  2,158,471,132  $   2,146,738,120
                                     =================  =================  ================  =================

                                               FIDELITY(R) VIP
                                           GOVERNMENT MONEY MARKET               FIDELITY(R) VIP GROWTH
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2019               2018               2019               2018
                                     -----------------  ----------------   ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         110,250  $         49,575   $    (1,968,572)  $     (2,042,899)
   Net realized gains (losses).....                 --                --         18,262,883         32,112,863
   Change in unrealized gains
     (losses) on investments.......                (2)                 3         33,776,257       (31,265,399)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            110,248            49,578         50,070,568        (1,195,435)
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            623,472           897,378          1,610,543          1,847,353
   Net transfers (including
     fixed account)................          (187,127)           747,649        (4,085,657)        (3,228,562)
   Contract charges................            (1,305)           (1,472)           (14,350)           (15,633)
   Transfers for contract benefits
     and terminations..............        (1,768,551)       (1,808,738)       (15,360,210)       (14,268,095)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,333,511)         (165,183)       (17,849,674)       (15,664,937)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,223,263)         (115,605)         32,220,894       (16,860,372)
NET ASSETS:
   Beginning of year...............         17,486,552        17,602,157        160,226,256        177,086,628
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      16,263,289  $     17,486,552   $    192,447,150  $     160,226,256
                                     =================  ================   ================  =================

                                          FIDELITY(R) VIP INDEX 500
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2019               2018
                                     -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         365,309  $        294,869
   Net realized gains (losses).....          4,608,479         4,311,968
   Change in unrealized gains
     (losses) on investments.......         10,875,574       (7,834,778)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         15,849,362       (3,227,941)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                281                --
   Net transfers (including
     fixed account)................          (986,352)       (1,125,805)
   Contract charges................           (15,379)          (17,245)
   Transfers for contract benefits
     and terminations..............        (5,258,030)       (5,803,898)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,259,480)       (6,946,948)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          9,589,882      (10,174,889)
NET ASSETS:
   Beginning of year...............         55,902,972        66,077,861
                                     -----------------  ----------------
   End of year.....................  $      65,492,854  $     55,902,972
                                     =================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     78

 The accompanying notes are an integral part of these financial statements.

                                     79

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          FIDELITY(R) VIP MID CAP            FIDELITY(R) VIP OVERSEAS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018              2019               2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,635,111)  $    (4,118,485)  $          18,278  $         12,233
   Net realized gains (losses)....        41,959,369        46,442,108            204,221            72,873
   Change in unrealized gains
     (losses) on investments......        31,790,445     (104,511,568)            681,263         (770,959)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,114,703      (62,187,945)            903,762         (685,853)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,784,933        10,328,023             47,972            67,368
   Net transfers (including
     fixed account)...............        16,102,117       (3,262,083)             34,604          (32,603)
   Contract charges...............       (4,488,975)       (4,959,024)               (42)              (38)
   Transfers for contract benefits
     and terminations.............      (47,213,590)      (47,374,116)          (446,499)         (283,553)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (27,815,515)      (45,267,200)          (363,965)         (248,826)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,299,188     (107,455,145)            539,797         (934,679)
NET ASSETS:
   Beginning of year..............       336,722,689       444,177,834          3,608,965         4,543,644
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    380,021,877  $    336,722,689  $       4,148,762  $      3,608,965
                                    ================  ================  =================  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------  -----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,062,984  $      8,496,216  $         458,844  $      1,208,972
   Net realized gains (losses)....         4,569,275         1,428,156         11,536,069         6,514,086
   Change in unrealized gains
     (losses) on investments......        16,861,151      (22,969,206)          8,998,025      (19,962,133)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        30,493,410      (13,044,834)         20,992,938      (12,239,075)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,250,340         5,403,491          1,324,149         1,601,354
   Net transfers (including
     fixed account)...............         2,502,098           408,131            707,990           815,223
   Contract charges...............       (2,574,034)       (2,660,976)        (1,209,624)       (1,300,237)
   Transfers for contract benefits
     and terminations.............      (28,637,508)      (30,996,185)       (15,467,084)      (16,476,798)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (23,459,104)      (27,845,539)       (14,644,569)      (15,360,458)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,034,306      (40,890,373)          6,348,369      (27,599,533)
NET ASSETS:
   Beginning of year..............       218,572,330       259,462,703        105,943,384       133,542,917
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    225,606,636  $    218,572,330  $     112,291,753  $    105,943,384
                                    ================  ================  =================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP        FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  -----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (332,464)  $       (590,781)  $       (54,374)  $        541,919
   Net realized gains (losses)....        17,291,483         19,821,500           282,906            37,325
   Change in unrealized gains
     (losses) on investments......         7,771,242       (36,050,020)         6,056,414      (12,421,982)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,730,261       (16,819,301)         6,284,946      (11,842,738)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,423,211          2,824,157           131,953           122,654
   Net transfers (including
     fixed account)...............           510,329            561,083         5,004,178         5,327,341
   Contract charges...............       (1,469,838)        (1,562,312)         (827,263)         (855,303)
   Transfers for contract benefits
     and terminations.............      (13,502,130)       (12,334,646)       (4,454,162)       (4,586,691)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,038,428)       (10,511,718)         (145,294)             8,001
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        12,691,833       (27,331,019)         6,139,652      (11,834,737)
NET ASSETS:
   Beginning of year..............       104,045,294        131,376,313        58,848,718        70,683,455
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    116,737,127  $     104,045,294  $     64,988,370  $     58,848,718
                                    ================  =================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,974,577  $    (2,791,526)
   Net realized gains (losses)....       (1,707,966)       (1,691,871)
   Change in unrealized gains
     (losses) on investments......       (7,909,510)         5,722,312
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,357,101         1,238,915
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,289,191         7,620,384
   Net transfers (including
     fixed account)...............         7,368,799         3,841,758
   Contract charges...............       (2,477,843)       (2,549,046)
   Transfers for contract benefits
     and terminations.............      (23,802,576)      (21,044,249)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,622,429)      (12,131,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,265,328)      (10,892,238)
NET ASSETS:
   Beginning of year..............       196,643,947       207,536,185
                                    ----------------  ----------------
   End of year....................  $    185,378,619  $    196,643,947
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     80

 The accompanying notes are an integral part of these financial statements.

                                     81

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           INVESCO OPPENHEIMER V.I.               INVESCO OPPENHEIMER V.I.
                                               GOVERNMENT MONEY                     MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2019               2018                2019               2018
                                      -----------------  -----------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              10  $              --  $     (1,323,739)  $      (1,474,043)
   Net realized gains (losses)......                 --                 --         10,871,442          19,484,189
   Change in unrealized gains
     (losses) on investments........                (2)                  2         11,279,875        (28,702,815)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                  8                  2         20,827,578        (10,692,669)
                                      -----------------  -----------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --          1,200,921           1,244,630
   Net transfers (including
     fixed account).................                 --                 --          3,184,835         (2,268,049)
   Contract charges.................                 --                 --        (1,125,234)         (1,253,357)
   Transfers for contract benefits
     and terminations...............              (132)              (152)       (14,390,538)        (15,016,227)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              (132)              (152)       (11,130,016)        (17,293,003)
                                      -----------------  -----------------  -----------------  ------------------
     Net increase (decrease)
        in net assets...............              (124)              (150)          9,697,562        (27,985,672)
NET ASSETS:
   Beginning of year................              3,069              3,219         88,702,351         116,688,023
                                      -----------------  -----------------  -----------------  ------------------
   End of year......................  $           2,945  $           3,069  $      98,399,913  $       88,702,351
                                      =================  =================  =================  ==================

                                           INVESCO OPPENHEIMER V.I.
                                                  MAIN STREET                  INVESCO V.I. AMERICAN FRANCHISE
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2019                2018               2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (51)  $           (257)  $            (36)  $           (191)
   Net realized gains (losses)......              2,486             17,255                394              1,744
   Change in unrealized gains
     (losses) on investments........              1,498           (30,519)                428            (1,652)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              3,933           (13,521)                786               (99)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                 --                 --
   Net transfers (including
     fixed account).................                 --                 --                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............                (1)           (87,462)                (6)           (12,586)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......                (1)           (87,462)                (6)           (12,586)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              3,932          (100,983)                780           (12,685)
NET ASSETS:
   Beginning of year................             12,998            113,981              2,238             14,923
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          16,930  $          12,998  $           3,018  $           2,238
                                      =================  =================  =================  =================

                                           INVESCO V.I. CORE EQUITY            INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2019                2018               2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (555)  $           (646)  $       5,323,919  $       3,783,260
   Net realized gains (losses)......             15,428             13,906         52,091,795         40,594,624
   Change in unrealized gains
     (losses) on investments........             13,684           (26,464)         41,888,908      (114,250,594)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             28,557           (13,204)         99,304,622       (69,872,710)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --         19,395,812         25,205,893
   Net transfers (including
     fixed account).................                  7            (2,573)          3,891,446          7,575,152
   Contract charges.................                 --                 --        (6,981,375)        (7,146,875)
   Transfers for contract benefits
     and terminations...............            (9,300)            (4,177)       (74,669,203)       (76,228,957)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......            (9,293)            (6,750)       (58,363,320)       (50,594,787)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             19,264           (19,954)         40,941,302      (120,467,497)
NET ASSETS:
   Beginning of year................            110,127            130,081        560,935,776        681,403,273
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         129,391  $         110,127  $     601,877,078  $     560,935,776
                                      =================  =================  =================  =================

                                        INVESCO V.I. INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT
                                      ------------------------------------
                                             2019               2018
                                      -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (248,545)  $       1,092,683
   Net realized gains (losses)......         24,784,603          6,398,939
   Change in unrealized gains
     (losses) on investments........         29,818,647       (50,284,813)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         54,354,705       (42,793,191)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,460,586          4,495,662
   Net transfers (including
     fixed account).................        (7,254,793)         18,323,682
   Contract charges.................        (2,952,159)        (3,019,027)
   Transfers for contract benefits
     and terminations...............       (30,195,868)       (29,132,218)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......       (37,942,234)        (9,331,901)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         16,412,471       (52,125,092)
NET ASSETS:
   Beginning of year................        217,298,662        269,423,754
                                      -----------------  -----------------
   End of year......................  $     233,711,133  $     217,298,662
                                      =================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     82

 The accompanying notes are an integral part of these financial statements.

                                     83

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                LMPVET CLEARBRIDGE
                                         IVY VIP ASSET STRATEGY             VARIABLE AGGRESSIVE GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          2,497  $          1,514  $    (1,455,332)  $    (2,704,438)
   Net realized gains (losses)....            12,446            14,088        13,019,577        30,911,333
   Change in unrealized gains
     (losses) on investments......            40,444          (34,262)        50,382,732      (56,688,564)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            55,387          (18,660)        61,946,977      (28,481,669)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               200        11,313,506        17,256,880
   Net transfers (including
     fixed account)...............           (9,894)          (13,138)           536,322          (58,922)
   Contract charges...............               (5)               (8)       (3,369,971)       (3,403,106)
   Transfers for contract benefits
     and terminations.............          (12,505)          (32,051)      (31,420,347)      (32,718,784)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (22,404)          (44,997)      (22,940,490)      (18,923,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            32,983          (63,657)        39,006,487      (47,405,601)
NET ASSETS:
   Beginning of year..............           269,339           332,996       274,064,297       321,469,898
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        302,322  $        269,339  $    313,070,784  $    274,064,297
                                    ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                           VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                     ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (337,305)  $      (811,048)  $      (166,816)  $       (51,375)
   Net realized gains (losses)....         54,468,396        44,196,685        27,204,853        22,678,338
   Change in unrealized gains
     (losses) on investments......         50,409,831      (54,650,170)        27,792,692      (35,551,367)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        104,540,922      (11,264,533)        54,830,729      (12,924,404)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         15,677,421        18,890,436        12,372,418        11,994,980
   Net transfers (including
     fixed account)...............       (18,531,359)      (15,849,002)       (9,771,771)       (3,506,979)
   Contract charges...............        (5,076,262)       (5,005,606)       (2,533,705)       (2,430,895)
   Transfers for contract benefits
     and terminations.............       (49,051,381)      (45,729,547)      (23,283,947)      (24,199,142)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (56,981,581)      (47,693,719)      (23,217,005)      (18,142,036)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         47,559,341      (58,958,252)        31,613,724      (31,066,440)
NET ASSETS:
   Beginning of year..............        393,172,143       452,130,395       193,406,499       224,472,939
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    440,731,484  $    393,172,143  $    225,020,223  $    193,406,499
                                     ================  ================  ================  ================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH            VARIABLE LARGE CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2019              2018              2019              2018
                                    -----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (34,964)  $       (45,396)  $          (786)  $       (18,266)
   Net realized gains (losses)....            307,012           417,182           629,472           590,716
   Change in unrealized gains
     (losses) on investments......            355,388         (327,244)         1,000,268       (1,263,154)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            627,436            44,542         1,628,954         (690,704)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                360             5,260            24,000            23,428
   Net transfers (including
     fixed account)...............             19,758         (203,085)           863,030           208,243
   Contract charges...............            (8,980)          (12,359)          (87,666)          (71,780)
   Transfers for contract benefits
     and terminations.............          (461,658)         (880,482)         (760,942)         (583,343)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (450,520)       (1,090,666)            38,422         (423,452)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            176,916       (1,046,124)         1,667,376       (1,114,156)
NET ASSETS:
   Beginning of year..............          2,215,534         3,261,658         5,902,416         7,016,572
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       2,392,450  $      2,215,534  $      7,569,792  $      5,902,416
                                    =================  ================  ================  ================

                                            LMPVET CLEARBRIDGE
                                         VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,728,377)  $    (1,719,359)
   Net realized gains (losses)....        15,517,125        20,768,811
   Change in unrealized gains
     (losses) on investments......        12,250,855      (15,336,872)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        26,039,603         3,712,580
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,137,318         7,239,546
   Net transfers (including
     fixed account)...............         4,490,074       (8,047,366)
   Contract charges...............       (1,499,380)       (1,447,146)
   Transfers for contract benefits
     and terminations.............      (11,245,283)      (10,955,607)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,117,271)      (13,210,573)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        23,922,332       (9,497,993)
NET ASSETS:
   Beginning of year..............       104,196,797       113,694,790
                                    ----------------  ----------------
   End of year....................  $    128,119,129  $    104,196,797
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     84

 The accompanying notes are an integral part of these financial statements.

                                     85

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH          LMPVET QS VARIABLE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        231,473  $        400,599  $         76,828  $        996,052
   Net realized gains (losses)....         1,174,358         1,604,788         4,222,890         5,663,427
   Change in unrealized gains
     (losses) on investments......         3,541,263       (4,061,458)         9,773,725      (14,026,648)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,947,094       (2,056,071)        14,073,443       (7,367,169)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,913           196,353           404,636           654,945
   Net transfers (including
     fixed account)...............         (352,229)           327,139           152,365         (216,321)
   Contract charges...............         (426,929)         (470,143)         (844,343)         (920,536)
   Transfers for contract benefits
     and terminations.............       (3,528,012)       (5,084,764)      (11,580,074)       (9,791,066)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,238,257)       (5,031,415)      (11,867,416)      (10,272,978)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           708,837       (7,087,486)         2,206,027      (17,640,147)
NET ASSETS:
   Beginning of year..............        33,045,053        40,132,539        71,918,076        89,558,223
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     33,753,890  $     33,045,053  $     74,124,103  $     71,918,076
                                    ================  ================  ================  ================

                                                LMPVET QS                     LMPVIT WESTERN ASSET
                                        VARIABLE MODERATE GROWTH         VARIABLE GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            326  $          3,273  $      3,231,046  $      3,166,796
   Net realized gains (losses)....            27,049            54,660       (1,072,656)       (1,103,797)
   Change in unrealized gains
     (losses) on investments......            71,376         (105,442)         7,857,796       (6,633,498)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            98,751          (47,509)        10,016,186       (4,570,499)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,117                --         6,673,147         5,585,164
   Net transfers (including
     fixed account)...............               642             1,713           431,848         1,804,505
   Contract charges...............             (232)             (296)         (949,939)         (904,804)
   Transfers for contract benefits
     and terminations.............          (42,437)         (210,483)       (9,736,457)       (9,233,724)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,910)         (209,066)       (3,581,401)       (2,748,859)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            60,841         (256,575)         6,434,785       (7,319,358)
NET ASSETS:
   Beginning of year..............           547,294           803,869        80,253,026        87,572,384
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        608,135  $        547,294  $     86,687,811  $     80,253,026
                                    ================  ================  ================  ================

                                       MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (21)  $           (26)  $          (116)  $          (112)
   Net realized gains (losses)....               198             1,155             1,943             1,714
   Change in unrealized gains
     (losses) on investments......               613           (1,294)             1,130           (1,928)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               790             (165)             2,957             (326)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --             (441)             2,929
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............               (3)           (3,230)           (3,006)           (1,219)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (3)           (3,230)           (3,447)             1,710
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............               787           (3,395)             (490)             1,384
NET ASSETS:
   Beginning of year..............             2,648             6,043             7,947             6,563
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          3,435  $          2,648  $          7,457  $          7,947
                                    ================  ================  ================  ================

                                            MFS(R) VIT RESEARCH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (139)  $          (151)
   Net realized gains (losses)....             2,665             4,184
   Change in unrealized gains
     (losses) on investments......             3,389           (5,181)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             5,915           (1,148)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,333)             (678)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,333)             (678)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             4,582           (1,826)
NET ASSETS:
   Beginning of year..............            19,274            21,100
                                    ----------------  ----------------
   End of year....................  $         23,856  $         19,274
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     86

 The accompanying notes are an integral part of these financial statements.

                                     87

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                  MORGAN
                                     STANLEY VIF GLOBAL INFRASTRUCTURE        NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2019              2018               2019              2018
                                    ----------------  ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,305  $          7,597   $           (52)  $           (50)
   Net realized gains (losses)....            24,957            14,820                371               572
   Change in unrealized gains
     (losses) on investments......            92,234          (69,920)              1,117             (935)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           124,496          (47,503)              1,436             (413)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,100             3,025                 --                --
   Net transfers (including
     fixed account)...............            29,363             6,537                 --                --
   Contract charges...............             (113)             (119)                 --                --
   Transfers for contract benefits
     and terminations.............          (52,588)          (45,017)                (2)               (3)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (22,238)          (35,574)                (2)               (3)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           102,258          (83,077)              1,434             (416)
NET ASSETS:
   Beginning of year..............           462,118           545,195              5,089             5,505
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $        564,376  $        462,118   $          6,523  $          5,089
                                    ================  ================   ================  ================

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         10,251  $          2,253  $          6,500  $          5,830
   Net realized gains (losses)....          (18,587)           (5,559)            10,000             3,675
   Change in unrealized gains
     (losses) on investments......            43,182          (66,127)             1,478          (13,072)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            34,846          (69,433)            17,978           (3,567)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,300             2,700                --             1,336
   Net transfers (including
     fixed account)...............             7,905             5,480            83,080            42,724
   Contract charges...............              (43)              (49)              (79)              (66)
   Transfers for contract benefits
     and terminations.............          (15,926)          (26,852)          (47,930)          (57,629)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (6,764)          (18,721)            35,071          (13,635)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            28,082          (88,154)            53,049          (17,202)
NET ASSETS:
   Beginning of year..............           375,089           463,243           546,932           564,134
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        403,171  $        375,089  $        599,981  $        546,932
                                    ================  ================  ================  ================

                                                 PIMCO VIT
                                           EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2019              2018              2019              2018
                                    ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,031  $         23,711  $      (182,767)  $      (596,306)
   Net realized gains (losses)....             2,885           (3,166)         3,226,538         5,632,080
   Change in unrealized gains
     (losses) on investments......            75,574          (78,997)         9,919,089      (18,355,064)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           103,490          (58,452)        12,962,860      (13,319,290)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,936             3,207           927,245         1,361,526
   Net transfers (including
     fixed account)...............          (40,933)             7,731             1,696         2,365,298
   Contract charges...............              (87)             (102)         (615,916)         (655,786)
   Transfers for contract benefits
     and terminations.............          (96,667)          (46,839)       (7,193,546)       (8,281,154)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (123,751)          (36,003)       (6,880,521)       (5,210,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (20,261)          (94,455)         6,082,339      (18,529,406)
NET ASSETS:
   Beginning of year..............           827,015           921,470        50,850,983        69,380,389
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        806,754  $        827,015  $     56,933,322  $     50,850,983
                                    ================  ================  ================  ================

                                      PIONEER VCT REAL ESTATE SHARES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2019              2018
                                    ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            566  $          1,941
   Net realized gains (losses)....            55,377            18,597
   Change in unrealized gains
     (losses) on investments......           (2,874)          (41,198)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            53,069          (20,660)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               507               555
   Net transfers (including
     fixed account)...............          (17,441)             2,718
   Contract charges...............           (3,442)           (3,242)
   Transfers for contract benefits
     and terminations.............          (24,642)          (11,990)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (45,018)          (11,959)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             8,051          (32,619)
NET ASSETS:
   Beginning of year..............           211,095           243,714
                                    ----------------  ----------------
   End of year....................  $        219,146  $        211,095
                                    ================  ================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     88

 The accompanying notes are an integral part of these financial statements.

                                     89

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2019              2018                2019              2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,903  $           1,059  $        (55,458)  $        (59,385)
   Net realized gains (losses)......                 --                 --            478,322            957,143
   Change in unrealized gains
     (losses) on investments........                 16               (16)          1,633,451          (989,532)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,919              1,043          2,056,315           (91,774)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            204,802            225,757
   Net transfers (including
     fixed account).................             19,235                 --          (214,825)          (268,886)
   Contract charges.................               (63)               (75)              (964)            (1,017)
   Transfers for contract benefits
     and terminations...............            (7,154)          (210,390)          (744,173)          (660,287)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             12,018          (210,465)          (755,160)          (704,433)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             13,937          (209,422)          1,301,155          (796,207)
NET ASSETS:
   Beginning of year................            179,949            389,371          7,200,178          7,996,385
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         193,886  $         179,949  $       8,501,333  $       7,200,178
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2019              2018               2019               2018
                                      -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           7,866  $           2,454  $         (1,221)  $           (772)
   Net realized gains (losses)......              6,885             27,076              8,431             15,166
   Change in unrealized gains
     (losses) on investments........            103,414          (105,877)             33,263           (19,785)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            118,165           (76,347)             40,473            (5,391)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,136             20,174                 --                 --
   Net transfers (including
     fixed account).................                 --                 --            (1,653)             30,491
   Contract charges.................               (50)               (70)               (84)               (83)
   Transfers for contract benefits
     and terminations...............           (33,085)           (15,504)            (8,561)            (4,213)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......           (12,999)              4,600           (10,298)             26,195
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            105,166           (71,747)             30,175             20,804
NET ASSETS:
   Beginning of year................            445,745            517,492            167,444            146,640
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         550,911  $         445,745  $         197,619  $         167,444
                                      =================  =================  =================  =================

(a) For the period April 29, 2019 to December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

                                     90

 The accompanying notes are an integral part of these financial statements.

                                     91

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account A (the "Separate Account"), a separate account of
Brighthouse Life Insurance Company (the "Company"), was established by the
Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on
May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4,
2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of
MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of
1940, as amended, and is subject to the rules and regulations of the U.S.
Securities and Exchange Commission, as well as the Delaware Department of
Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund, portfolio or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust         T. Rowe Price Government Money Fund, Inc.
   ("FTVIPT")                                                T. Rowe Price Growth Stock Fund, Inc.
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price International Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                    Trust for Advised Portfolios ("TAP")
   ("LMPVET")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2019:

Alger Small Cap Growth Sub-Account                     BHFTI AB Global Dynamic Allocation Sub-Account
American Funds(R) Bond Sub-Account (a)                 BHFTI AB International Bond Sub-Account (b)
American Funds(R) Global Growth Sub-Account (a)        BHFTI American Funds(R) Balanced Allocation
American Funds(R) Global Small Capitalization            Sub-Account
   Sub-Account (a)                                     BHFTI American Funds(R) Growth Allocation
American Funds(R) Growth Sub-Account                     Sub-Account
American Funds(R) Growth-Income Sub-Account (a)

                                     92

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

BHFTI American Funds(R) Growth Sub-Account               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI Wells Capital Management Mid Cap Value
   Sub-Account                                             Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI Western Asset Management Government
BHFTI BlackRock Global Tactical Strategies                 Income Sub-Account
   Sub-Account                                           BHFTII Baillie Gifford International Stock
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account (a)
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse Small Cap Value Sub-Account (a)          Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Ultra-Short Term Bond
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Templeton International Bond             Sub-Account (a)
   Sub-Account                                           BHFTII Brighthouse/Dimensional International Small
BHFTI Brighthouse/Wellington Large Cap Research            Company Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Wellington Core Equity
BHFTI Clarion Global Real Estate Sub-Account               Opportunities Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Balanced-Risk Allocation Sub-Account       BHFTII Jennison Growth Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Global Equity Sub-Account                  BHFTII Loomis Sayles Small Cap Growth
BHFTI Invesco Small Cap Growth Sub-Account (a)             Sub-Account
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
BHFTI Loomis Sayles Global Allocation Sub-Account        BHFTII MetLife Stock Index Sub-Account (a)
BHFTI Loomis Sayles Growth Sub-Account (a)               BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII MFS(R) Value Sub-Account (a)
   Sub-Account                                           BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII T. Rowe Price Large Cap Growth
BHFTI Morgan Stanley Discovery Sub-Account (a)             Sub-Account (a)
BHFTI PanAgora Global Diversified Risk Sub-Account       BHFTII T. Rowe Price Small Cap Growth
BHFTI PIMCO Inflation Protected Bond Sub-Account           Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII Van Eck Global Natural Resources
BHFTI Schroders Global Multi-Asset Sub-Account             Sub-Account
BHFTI SSGA Emerging Markets Enhanced Index               BHFTII Western Asset Management Strategic Bond
   Sub-Account (b)                                         Opportunities Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII Western Asset Management U.S. Government
BHFTI SSGA Growth ETF Sub-Account                          Sub-Account (a)
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BlackRock Global Allocation V.I. Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account           DWS CROCI(R) International VIP Sub-Account
BHFTI TCW Core Fixed Income Sub-Account                  Federated High Income Bond Sub-Account

                                     93

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

Federated Kaufman Sub-Account                            LMPVET ClearBridge Variable Dividend Strategy
Fidelity(R) VIP Asset Manager Sub-Account                   Sub-Account (a)
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET ClearBridge Variable Large Cap Growth
Fidelity(R) VIP Equity-Income Sub-Account                   Sub-Account
Fidelity(R) VIP FundsManager 50% Sub-Account             LMPVET ClearBridge Variable Large Cap Value
Fidelity(R) VIP FundsManager 60% Sub-Account                Sub-Account
Fidelity(R) VIP Government Money Market                  LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
Fidelity(R) VIP Growth Sub-Account                       LMPVET QS Variable Conservative Growth
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     LMPVET QS Variable Moderate Growth Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   LMPVIT Western Asset Variable Global High Yield
FTVIPT Franklin Mutual Shares VIP Sub-Account               Bond Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MFS(R) VIT Investors Trust Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MFS(R) VIT New Discovery Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MFS(R) VIT Research Sub-Account
Invesco Oppenheimer V.I. Government Money                Morgan Stanley VIF Global Infrastructure Sub-Account
   Sub-Account                                           Neuberger Berman Genesis Sub-Account
Invesco Oppenheimer V.I. Main Street Small Cap           PIMCO VIT Commodity RealReturn(R) Strategy
   Sub-Account                                              Sub-Account
Invesco Oppenheimer V.I. Main Street Sub-Account         PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. Core Equity Sub-Account                     Pioneer VCT Mid Cap Value Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           Pioneer VCT Real Estate Shares Sub-Account
Invesco V.I. International Growth Sub-Account (a)        T. Rowe Price Government Money Sub-Account
Ivy VIP Asset Strategy Sub-Account                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Appreciation                    Sub-Account
   Sub-Account (a)
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Sub-Account began operations during the period ended December 31,
    2019.

B. The following Sub-Accounts had no net assets as of December 31, 2019:

Federated Managed Volatility II Sub-Account
Invesco Oppenheimer V.I. Global Strategic Income Sub-Account
Invesco Oppenheimer V.I. Total Return Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account
Janus Henderson Global Research Sub-Account

3.  PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31,
2019:

Oppenheimer VA Global Multi-Alternatives Sub-Account

                                     94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                              New Name

BHFTI Clearbridge Aggressive Growth Portfolio            BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Asset Management(R)         BHFTI Western Asset Management Government
   Government Income Portfolio                             Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio             BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio            BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio                BHFTI Invesco Global Equity Portfolio
Oppenheimer VA Global Strategic Income Portfolio         Invesco Oppenheimer V.I. Global Strategic Income
                                                           Portfolio
Oppenheimer VA Government Money Portfolio                Invesco Oppenheimer V.I. Government Money Portfolio
Oppenheimer VA Main Street Portfolio                     Invesco Oppenheimer V.I. Main Street Portfolio
Oppenheimer VA Main Street Small Cap Portfolio           Invesco Oppenheimer V.I. Main Street Small Cap
                                                           Portfolio
Oppenheimer VA Total Return Bond Portfolio               Invesco Oppenheimer V.I. Total Return Bond Portfolio
TRUST NAME CHANGE:

Former Name                                             New Name

Oppenheimer Variable Account Funds                      AIM Variable Insurance Funds (Invesco Variable
                                                          Insurance Funds)

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                                     95

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts.
     In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

                                     96

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed
      Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the
      Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                                     97

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other
Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain
Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     98

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------

     Alger Small Cap Growth Sub-Account.........................      2,020,735       52,130,768         3,443,836        5,786,055
     American Funds(R) Bond Sub-Account.........................     11,365,528      121,608,733        13,246,858       20,092,512
     American Funds(R) Global Growth Sub-Account................      9,335,906      224,293,266        23,983,675       49,565,222
     American Funds(R) Global Small Capitalization Sub-Account..      4,055,166       83,694,034         8,352,856       18,237,038
     American Funds(R) Growth Sub-Account.......................      8,661,385      534,198,207        77,680,089      124,010,392
     American Funds(R) Growth-Income Sub-Account................      7,849,684      325,988,058        57,253,208       56,002,060
     BHFTI AB Global Dynamic Allocation Sub-Account.............    223,363,879    2,304,975,826       153,598,009      335,540,463
     BHFTI AB International Bond Sub-Account (a)................        147,652        1,534,730         1,637,694          103,261
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    315,335,943    2,921,290,219       289,622,032      282,979,629
     BHFTI American Funds(R) Growth Allocation Sub-Account......    191,906,583    1,679,992,405       196,554,864      183,719,938
     BHFTI American Funds(R) Growth Sub-Account.................     84,742,774      794,788,779       153,280,367       48,906,366
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    150,216,428    1,405,761,603       118,034,673      131,781,036
     BHFTI AQR Global Risk Balanced Sub-Account.................    224,423,059    2,285,056,609        61,231,116      271,444,324
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    415,248,528    4,093,802,746         8,861,930      532,741,837
     BHFTI BlackRock High Yield Sub-Account.....................     40,009,268      312,323,424        80,440,640       14,620,222
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     44,756,632      491,342,813        72,386,669       60,974,220
     BHFTI Brighthouse Balanced Plus Sub-Account................    646,902,575    6,719,797,622       168,050,185      739,264,249
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,346,792      204,567,021        23,253,220       25,416,668
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     33,145,814      320,870,463         7,275,348       50,069,640
     BHFTI Brighthouse/Artisan International Sub-Account........         26,130          253,160             4,268           44,431
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      8,628,351       88,489,819        17,249,560        6,269,788
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,921,256      146,100,857        17,364,819       14,416,686
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,419,532       37,917,823         4,353,477        2,587,065
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,072,201       12,311,995         2,025,897        1,896,446
     BHFTI Clarion Global Real Estate Sub-Account...............     17,931,679      205,360,158         7,503,060       39,559,151
     BHFTI Harris Oakmark International Sub-Account.............     43,038,400      593,821,376        67,104,595       67,561,239
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........     91,652,060      932,170,461         2,912,576      103,531,458
     BHFTI Invesco Comstock Sub-Account.........................     47,490,919      584,557,805        95,872,366       72,096,500
     BHFTI Invesco Global Equity Sub-Account....................      2,404,494       44,910,186         7,550,110        9,372,927
     BHFTI Invesco Small Cap Growth Sub-Account.................     27,697,595      369,201,161        64,098,990       25,396,613
     BHFTI JPMorgan Core Bond Sub-Account.......................     32,225,209      334,914,534        36,939,768       27,618,153
     BHFTI JPMorgan Global Active Allocation Sub-Account........     97,024,684    1,078,511,089        34,146,427      129,711,257
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,429,194       20,672,084         3,094,445        1,848,202
     BHFTI Loomis Sayles Global Allocation Sub-Account..........      9,071,497      120,941,122        20,876,092       17,404,283
     BHFTI Loomis Sayles Growth Sub-Account.....................     24,054,126      274,824,786        60,252,631       52,697,017
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     73,826,885      866,566,511        32,936,692       81,810,679
     BHFTI MFS(R) Research International Sub-Account............     19,213,658      210,559,537        17,117,876       31,502,697
     BHFTI Morgan Stanley Discovery Sub-Account.................     12,573,081      180,119,804        55,439,205       57,665,914
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     12,061,984      129,398,287        18,602,319       15,216,052
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     55,456,740      594,377,444        28,287,063       61,705,115
     BHFTI PIMCO Total Return Sub-Account.......................    112,455,531    1,315,369,293        76,682,199      153,370,352
     BHFTI Schroders Global Multi-Asset Sub-Account.............     70,254,860      821,178,318        13,535,995      122,304,929
     BHFTI SSGA Emerging Markets Enhanced Index
       Sub-Account (a)..........................................         84,025          804,630           807,011            2,518
     BHFTI SSGA Growth and Income ETF Sub-Account...............    100,323,820    1,104,800,439        87,465,171      120,441,480
     BHFTI SSGA Growth ETF Sub-Account..........................     35,658,111      383,870,371        38,893,063       49,837,531
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     23,493,608      664,053,651       102,828,450       74,946,456
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     49,950,255      462,328,063        90,077,569       56,035,335
     BHFTI TCW Core Fixed Income Sub-Account....................         26,649          270,089            36,901           80,038

(a)  For the period April 29, 2019 to December 31, 2019.

                                     99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------

     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     12,143,943      205,150,637        10,562,241        31,265,016
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      9,948,575      125,831,614         4,817,246        20,062,050
     BHFTI Western Asset Management Government Income
       Sub-Account..............................................     47,128,420      503,466,811        43,422,098        75,357,763
     BHFTII Baillie Gifford International Stock Sub-Account.....     16,767,877      164,497,893        16,411,769        33,792,544
     BHFTII BlackRock Bond Income Sub-Account...................        882,576       93,084,167        23,484,277         7,873,260
     BHFTII BlackRock Capital Appreciation Sub-Account..........      1,263,668       48,832,259        27,125,425         4,876,640
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,768,297      278,338,563        69,243,068        79,437,733
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     11,724,997      126,300,899        34,786,360        18,755,661
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    271,894,211    3,232,001,278       229,490,094       421,845,347
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    475,148,206    5,929,958,970       588,279,752       695,083,732
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    399,679,796    5,426,801,623       619,299,644       632,531,218
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        779,783      167,672,543        22,781,425        19,129,109
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,435,534       73,170,964         9,714,876         8,216,217
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     21,847,898      639,474,911        91,448,558       137,398,124
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,153,363       65,613,990        12,510,330         9,682,080
     BHFTII Jennison Growth Sub-Account.........................     33,547,192      444,502,655        84,403,490        66,422,004
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,354       13,246,896         1,568,964         1,641,414
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         18,749          245,448            72,436           145,956
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,897,718      311,498,647        36,852,843        33,831,992
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      9,115,250      147,726,265        24,712,708        16,052,420
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,550,264      104,310,902        10,292,350        13,707,918
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      8,244,078      140,500,943        27,758,711        17,260,899
     BHFTII MetLife Stock Index Sub-Account.....................     12,573,242      484,762,273        90,134,251        81,867,617
     BHFTII MFS(R) Total Return Sub-Account.....................        218,305       33,330,661         3,920,576         6,910,128
     BHFTII MFS(R) Value Sub-Account............................     18,197,553      270,999,718        32,355,227        31,731,725
     BHFTII Neuberger Berman Genesis Sub-Account................      6,448,017      105,108,849        20,503,221        12,961,191
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     15,611,084      334,810,058        74,880,146        19,399,030
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        649,748       12,746,061         2,887,122         1,977,266
     BHFTII VanEck Global Natural Resources Sub-Account.........      8,348,525       92,930,551         9,315,364         5,687,995
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     69,672,251      905,528,880        67,758,935       129,412,903
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,149,023      228,119,329        18,708,567        26,826,507
     BlackRock Global Allocation V.I. Sub-Account...............      1,089,664       15,365,432         8,426,838           659,587
     DWS CROCI(R) International VIP Sub-Account.................      1,480,362       13,488,730           466,926           880,222
     Federated High Income Bond Sub-Account.....................            333            2,268               125                29
     Federated Kaufman Sub-Account..............................          3,515           54,124             6,380             1,023
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,046,575       61,371,468         3,972,711         8,228,565
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,159,129      458,001,867        75,038,923        82,916,809
     Fidelity(R) VIP Equity-Income Sub-Account..................        177,649        3,919,025           358,430           686,443
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    296,527,591    3,495,224,416       426,411,300       776,835,241
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    211,614,817    2,118,760,459       387,803,862       392,967,337
     Fidelity(R) VIP Government Money Market Sub-Account........     16,263,312       16,263,312         1,665,634         2,888,886
     Fidelity(R) VIP Growth Sub-Account.........................      2,433,268      113,204,477        11,772,080        20,427,586
     Fidelity(R) VIP Index 500 Sub-Account......................        204,442       29,384,798         2,150,264         7,121,005
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,969,194      359,646,878        47,719,051        36,455,218
     Fidelity(R) VIP Overseas Sub-Account.......................        179,368        3,356,959           318,273           521,147
     FTVIPT Franklin Income VIP Sub-Account.....................     14,180,182      213,925,082        17,415,545        28,137,474
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      5,969,794      107,127,009        12,993,799        16,490,210

(a)  For the period April 29, 2019 to December 31, 2019.

                                     100

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------     -------------   -------------   --------------

     FTVIPT Franklin Small Cap Value VIP Sub-Account.............      7,756,621       126,508,777      21,923,547       15,140,501
     FTVIPT Templeton Foreign VIP Sub-Account....................      4,665,358        68,123,848       4,274,378        3,841,118
     FTVIPT Templeton Global Bond VIP Sub-Account................     11,607,929       209,597,388      16,140,765       17,788,607
     Invesco Oppenheimer V.I. Government Money Sub-Account.......          2,951             2,951              51              176
     Invesco Oppenheimer V.I. Main Street Small Cap Sub-Account..      4,298,791        82,465,821      10,419,803       13,734,582
     Invesco Oppenheimer V.I. Main Street Sub-Account............            575            13,994           2,615              216
     Invesco V.I. American Franchise Sub-Account.................             45             2,580             387               48
     Invesco V.I. Core Equity Sub-Account........................          3,703           110,245          14,954           10,985
     Invesco V.I. Equity and Income Sub-Account..................     34,550,908       522,410,250      58,428,455       69,201,906
     Invesco V.I. International Growth Sub-Account...............      6,073,551       173,683,042      17,741,428       41,143,501
     Ivy VIP Asset Strategy Sub-Account..........................         31,825           288,717          54,302           62,425
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,166,061       239,587,422      17,786,254       36,741,406
     LMPVET ClearBridge Variable Appreciation Sub-Account........      9,426,503       286,172,719      44,170,658       74,469,780
     LMPVET ClearBridge Variable Dividend Strategy Sub-Account...     10,676,365       142,556,398      21,845,960       29,031,479
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................         79,777         1,629,842         261,242          638,662
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        356,061         6,587,113       1,739,824        1,249,767
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account...............................................      4,688,203        97,172,606      20,255,892       12,358,520
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,268,409        29,693,246       1,486,453        4,749,321
     LMPVET QS Variable Growth Sub-Account.......................      5,294,581        68,447,541       5,118,162       13,156,747
     LMPVET QS Variable Moderate Growth Sub-Account..............         43,847           535,240          38,487           53,813
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     11,985,914        93,071,099      11,267,494       11,617,755
     MFS(R) VIT Investors Trust Sub-Account......................            104             2,269             206               43
     MFS(R) VIT New Discovery Sub-Account........................            368             6,743           1,326            3,670
     MFS(R) VIT Research Sub-Account.............................            809            18,557           2,403            1,637
     Morgan Stanley VIF Global Infrastructure Sub-Account........         70,024           541,587         111,750          100,775
     Neuberger Berman Genesis Sub-Account........................            111             4,789             356               54
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account.......         63,296           466,743          83,235           79,730
     PIMCO VIT Dynamic Bond Sub-Account..........................         57,748           591,490         116,270           65,843
     PIMCO VIT Emerging Markets Bond Sub-Account.................         61,167           771,106          59,526          158,236
     Pioneer VCT Mid Cap Value Sub-Account.......................      3,123,060        56,989,368       4,973,633        8,429,996
     Pioneer VCT Real Estate Shares Sub-Account..................         19,228           274,356          77,697           54,625
     T. Rowe Price Government Money Sub-Account..................        193,891           193,891          22,872            8,930
     T. Rowe Price Growth Stock Sub-Account......................        115,901         5,188,186         311,767          985,822
     T. Rowe Price International Stock Sub-Account...............         29,555           444,211          32,023           35,145
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..          6,536           175,846           9,227           13,327

(a)  For the period April 29, 2019 to December 31, 2019.

                                     101

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                     ALGER SMALL CAP GROWTH           AMERICAN FUNDS(R) BOND        AMERICAN FUNDS(R) GLOBAL GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........        2,688,052       2,933,840        7,204,717        7,338,385       6,019,155        6,214,664
Units issued and transferred
   from other funding options..           65,408         369,515        1,283,999        1,380,319         464,476          793,900
Units redeemed and transferred
   to other funding options....        (271,203)       (615,303)      (1,405,833)      (1,513,987)     (1,050,224)        (989,409)
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------
Units end of year..............        2,482,257       2,688,052        7,082,883        7,204,717       5,433,407        6,019,155
                                 ===============  ==============  ===============  ===============  ==============  ===============

                                        AMERICAN FUNDS(R)
                                   GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ---------------------------------
                                      2019            2018            2019             2018             2019            2018
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........       2,457,371       2,697,437        1,952,191       2,352,201        2,624,423        2,282,271
Units issued and transferred
   from other funding options..         137,538         211,151           31,505          35,932          690,522          695,804
Units redeemed and transferred
   to other funding options....       (423,956)       (451,217)        (327,334)       (435,942)        (342,260)        (353,652)
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............       2,170,953       2,457,371        1,656,362       1,952,191        2,972,685        2,624,423
                                 ==============  ==============  ===============  ==============  ===============  ===============

                                                                      BHFTI AB
                                            BHFTI AB                INTERNATIONAL      BHFTI AMERICAN FUNDS(R)
                                    GLOBAL DYNAMIC ALLOCATION           BOND             BALANCED ALLOCATION
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                 --------------------------------  --------------  -------------------------------
                                       2019            2018           2019 (a)           2019            2018
                                 ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year........      212,871,321      234,041,870              --      203,079,308     220,323,596
Units issued and transferred
   from other funding options..        2,296,524        5,033,116         159,652        9,780,218      13,046,913
Units redeemed and transferred
   to other funding options....     (23,392,660)     (26,203,665)        (10,642)     (23,879,253)    (30,291,201)
                                 ---------------  ---------------  --------------  ---------------  --------------
Units end of year..............      191,775,185      212,871,321         149,010      188,980,273     203,079,308
                                 ===============  ===============  ==============  ===============  ==============

                                     BHFTI AMERICAN FUNDS(R)                   BHFTI                   BHFTI AMERICAN FUNDS(R)
                                        GROWTH ALLOCATION            AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........     113,490,991      122,012,392      72,677,305       73,869,010      101,025,606     111,929,949
Units issued and transferred
   from other funding options..       5,872,013        7,871,252       9,470,430       14,488,104        5,138,290       4,434,950
Units redeemed and transferred
   to other funding options....    (14,542,082)     (16,392,653)    (11,752,821)     (15,679,809)     (12,046,827)    (15,339,293)
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............     104,820,922      113,490,991      70,394,914       72,677,305       94,117,069     101,025,606
                                 ==============  ===============  ==============  ===============  ===============  ==============

                                             BHFTI AQR                     BHFTI BLACKROCK
                                       GLOBAL RISK BALANCED          GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                            SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------  -------------------------------
                                       2019             2018            2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........      182,066,578      202,498,724      353,756,093      388,316,355       8,357,441        8,401,774
Units issued and transferred
   from other funding options..        2,017,350        3,567,226        3,977,511        6,393,453       3,320,428        1,892,652
Units redeemed and transferred
   to other funding options....     (22,056,039)     (23,999,372)     (38,726,046)     (40,953,715)     (1,627,848)      (1,936,985)
                                 ---------------  ---------------  ---------------  ---------------  --------------  ---------------
Units end of year..............      162,027,889      182,066,578      319,007,558      353,756,093      10,050,021        8,357,441
                                 ===============  ===============  ===============  ===============  ==============  ===============

                                               BHFTI                             BHFTI
                                 BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------  -------------------------------
                                       2019             2018             2019             2018
                                  ---------------  ---------------  --------------  ---------------

Units beginning of year........        27,764,232       30,589,042     503,167,035      528,210,748
Units issued and transferred
   from other funding options..         1,115,616        1,603,629      16,479,991       29,410,004
Units redeemed and transferred
   to other funding options....       (3,365,258)      (4,428,439)    (56,103,414)     (54,453,717)
                                  ---------------  ---------------  --------------  ---------------
Units end of year..............        25,514,590       27,764,232     463,543,612      503,167,035
                                  ===============  ===============  ==============  ===============

                                              BHFTI
                                   BRIGHTHOUSE SMALL CAP VALUE
                                           SUB-ACCOUNT
                                 --------------------------------
                                       2019            2018
                                 ---------------  ---------------

Units beginning of year........        7,365,900        8,335,979
Units issued and transferred
   from other funding options..          546,670          543,727
Units redeemed and transferred
   to other funding options....      (1,165,751)      (1,513,806)
                                 ---------------  ---------------
Units end of year..............        6,746,819        7,365,900
                                 ===============  ===============

                                   BHFTI BRIGHTHOUSE/ABERDEEN          BHFTI BRIGHTHOUSE/                BHFTI BRIGHTHOUSE/
                                     EMERGING MARKETS EQUITY          ARTISAN INTERNATIONAL           EATON VANCE FLOATING RATE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  --------------------------------
                                      2019            2018            2019             2018             2019             2018
                                 --------------  --------------  --------------  ---------------  ---------------  ---------------

Units beginning of year........      35,052,942      35,923,134          30,041           28,148        6,426,630        5,324,129
Units issued and transferred
   from other funding options..       2,250,629       6,165,444             159            3,009        1,875,253        2,521,694
Units redeemed and transferred
   to other funding options....     (6,167,437)     (7,035,636)         (3,717)          (1,116)      (1,198,911)      (1,419,193)
                                 --------------  --------------  --------------  ---------------  ---------------  ---------------
Units end of year..............      31,136,134      35,052,942          26,483           30,041        7,102,972        6,426,630
                                 ==============  ==============  ==============  ===============  ===============  ===============

                                   BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                    LOW DURATION TOTAL RETURN            INTERNATIONAL BOND                LARGE CAP RESEARCH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........       14,147,915       15,198,406        2,637,613        3,032,605          754,715         825,196
Units issued and transferred
   from other funding options..        2,738,353        2,636,228          346,120          221,615           13,815          22,090
Units redeemed and transferred
   to other funding options....      (2,705,410)      (3,686,719)        (378,722)        (616,607)         (84,872)        (92,571)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............       14,180,858       14,147,915        2,605,011        2,637,613          683,658         754,715
                                 ===============  ===============  ===============  ===============  ===============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     102

                                     103

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                              BHFTI                            BHFTI                             BHFTI
                                   CLARION GLOBAL REAL ESTATE      HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ---------------------------------
                                      2019             2018            2019             2018             2019             2018
                                 ---------------  --------------  --------------  ---------------   ---------------  --------------

Units beginning of year........       12,065,705      13,335,708      21,052,149       20,719,834       765,263,861     827,358,429
Units issued and transferred
   from other funding options..          549,465       1,017,953       2,043,711        3,890,204        28,218,482      50,321,588
Units redeemed and transferred
   to other funding options....      (2,233,419)     (2,287,956)     (3,716,809)      (3,557,889)      (99,189,630)   (112,416,156)
                                 ---------------  --------------  --------------  ---------------   ---------------  --------------
Units end of year..............       10,381,751      12,065,705      19,379,051       21,052,149       694,292,713     765,263,861
                                 ===============  ==============  ==============  ===============   ===============  ==============

                                                                               BHFTI                            BHFTI
                                     BHFTI INVESCO COMSTOCK            INVESCO GLOBAL EQUITY          INVESCO SMALL CAP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 ---------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year........       29,425,080      32,917,318       1,691,467        1,939,475       9,018,510       9,589,654
Units issued and transferred
   from other funding options..        2,435,536       2,261,945          51,949           88,496       1,193,447       1,573,020
Units redeemed and transferred
   to other funding options....      (4,837,600)     (5,754,183)       (291,206)        (336,504)     (1,499,076)     (2,144,164)
                                 ---------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..............       27,023,016      29,425,080       1,452,210        1,691,467       8,712,881       9,018,510
                                 ===============  ==============  ==============  ===============  ==============  ==============

                                                                          BHFTI JPMORGAN                        BHFTI
                                    BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year........      28,609,283       30,860,383     870,005,941      828,047,798         940,191       1,032,660
Units issued and transferred
   from other funding options..       4,910,846        4,176,590      27,693,283      154,818,543          84,368          55,857
Units redeemed and transferred
   to other funding options....     (4,960,214)      (6,427,690)   (107,085,852)    (112,860,400)       (117,202)       (148,326)
                                 --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year..............      28,559,915       28,609,283     790,613,372      870,005,941         907,357         940,191
                                 ==============  ===============  ==============  ===============  ==============  ==============

                                              BHFTI                             BHFTI                       BHFTI METLIFE
                                 LOOMIS SAYLES GLOBAL ALLOCATION        LOOMIS SAYLES GROWTH          MULTI-INDEX TARGETED RISK
                                           SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------  ------------------------------  -------------------------------
                                      2019             2018             2019            2018            2019             2018
                                 --------------  ---------------   --------------  --------------  ---------------  --------------

Units beginning of year........       7,006,931        7,449,959       23,583,660      27,853,512      594,369,348     602,325,151
Units issued and transferred
   from other funding options..         765,951          818,562        1,534,246       1,653,771       30,755,420      61,553,063
Units redeemed and transferred
   to other funding options....     (1,198,134)      (1,261,590)      (4,024,220)     (5,923,623)     (66,572,947)    (69,508,866)
                                 --------------  ---------------   --------------  --------------  ---------------  --------------
Units end of year..............       6,574,748        7,006,931       21,093,686      23,583,660      558,551,821     594,369,348
                                 ==============  ===============   ==============  ==============  ===============  ==============

                                          BHFTI MFS(R)                        BHFTI                        BHFTI PANAGORA
                                     RESEARCH INTERNATIONAL         MORGAN STANLEY DISCOVERY           GLOBAL DIVERSIFIED RISK
                                           SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------------------  -------------------------------  --------------------------------
                                      2019            2018             2019            2018             2019            2018
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year........      13,932,370      14,986,140        9,448,933      11,326,489      106,655,491      128,771,774
Units issued and transferred
   from other funding options..         841,809       1,408,933          995,358       1,047,701       22,357,791        9,716,981
Units redeemed and transferred
   to other funding options....     (2,210,833)     (2,462,703)      (2,517,705)     (2,925,257)     (21,569,257)     (31,833,264)
                                 --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year..............      12,563,346      13,932,370        7,926,586       9,448,933      107,444,025      106,655,491
                                 ==============  ==============  ===============  ==============  ===============  ===============

                                           BHFTI PIMCO                                                     BHFTI SCHRODERS
                                    INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........      40,080,372       43,727,125      76,540,109       83,642,926      679,440,347     442,077,911
Units issued and transferred
   from other funding options..       3,439,641        4,374,269       7,975,106        9,505,039       14,576,316     375,830,386
Units redeemed and transferred
   to other funding options....     (6,454,141)      (8,021,022)    (13,274,743)     (16,607,856)     (92,108,731)   (138,467,950)
                                 --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............      37,065,872       40,080,372      71,240,472       76,540,109      601,907,932     679,440,347
                                 ==============  ===============  ==============  ===============  ===============  ==============

                                    BHFTI SSGA
                                     EMERGING
                                      MARKETS               BHFTI SSGA
                                  ENHANCED INDEX       GROWTH AND INCOME ETF            BHFTI SSGA GROWTH ETF
                                    SUB-ACCOUNT             SUB-ACCOUNT                      SUB-ACCOUNT
                                 ---------------  -------------------------------  -------------------------------
                                     2019 (a)          2019             2018            2019             2018
                                 ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........               --      70,665,371       78,213,763      24,904,386       28,040,270
Units issued and transferred
   from other funding options..           85,661       1,839,714        2,423,048         884,861        1,630,444
Units redeemed and transferred
   to other funding options....            (861)     (7,672,447)      (9,971,440)     (3,128,088)      (4,766,328)
                                 ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............           84,800      64,832,638       70,665,371      22,661,159       24,904,386
                                 ===============  ==============  ===============  ==============  ===============

                                              BHFTI                            BHFTI
                                  T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH      BHFTI TCW CORE FIXED INCOME
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                       2019            2018             2019            2018             2019            2018
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........        9,073,593      10,083,649       19,662,128      22,282,585           30,719          34,566
Units issued and transferred
   from other funding options..          547,777         836,376        1,848,957       1,999,060            2,684           2,856
Units redeemed and transferred
   to other funding options....      (1,317,218)     (1,846,432)      (3,562,905)     (4,619,517)          (7,318)         (6,703)
                                 ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............        8,304,152       9,073,593       17,948,180      19,662,128           26,085          30,719
                                 ===============  ==============  ===============  ==============  ===============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     104

                                     105

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                          BHFTI VICTORY                 BHFTI WELLS CAPITAL              BHFTI WESTERN ASSET
                                     SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE       MANAGEMENT GOVERNMENT INCOME
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  --------------------------------
                                       2019            2018            2019             2018            2019             2018
                                 ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year........        5,527,899       6,509,324       5,031,010        5,092,444       47,610,656      52,602,412
Units issued and transferred
   from other funding options..          264,714         421,989         191,641          874,015        6,935,756       6,041,394
Units redeemed and transferred
   to other funding options....        (894,432)     (1,403,414)       (853,612)        (935,449)     (10,390,902)    (11,033,150)
                                 ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year..............        4,898,181       5,527,899       4,369,039        5,031,010       44,155,510      47,610,656
                                 ===============  ==============  ==============  ===============  ===============  ==============

                                         BHFTII BAILLIE                                                    BHFTII BLACKROCK
                                   GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME         CAPITAL APPRECIATION
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  -------------------------------  -------------------------------
                                       2019            2018             2019             2018            2019             2018
                                 ---------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year........       18,628,820       19,385,638       1,262,721        1,210,717       12,135,301         510,906
Units issued and transferred
   from other funding options..          884,515        3,089,235         443,268          269,116       20,221,354      12,277,614
Units redeemed and transferred
   to other funding options....      (3,222,562)      (3,846,053)       (234,713)        (217,112)      (3,702,996)       (653,219)
                                 ---------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year..............       16,290,773       18,628,820       1,471,276        1,262,721       28,653,659      12,135,301
                                 ===============  ===============  ==============  ===============  ===============  ==============

                                         BHFTII BLACKROCK                       BHFTII
                                       ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........       28,914,668       28,762,874        7,342,533        6,959,208
Units issued and transferred
   from other funding options..       11,555,241       14,146,935        2,619,672        2,773,172
Units redeemed and transferred
   to other funding options....     (13,060,473)     (13,995,141)      (1,749,157)      (2,389,847)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............       27,409,436       28,914,668        8,213,048        7,342,533
                                 ===============  ===============  ===============  ===============

                                              BHFTII                             BHFTII
                                  BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------  --------------------------------
                                       2019             2018              2019            2018
                                 ---------------  ---------------   ---------------  ---------------

Units beginning of year........      202,906,702      233,277,672       329,067,375      369,390,513
Units issued and transferred
   from other funding options..        3,622,853        3,319,688         8,434,530        6,602,677
Units redeemed and transferred
   to other funding options....     (25,964,740)     (33,690,658)      (40,564,093)     (46,925,815)
                                 ---------------  ---------------   ---------------  ---------------
Units end of year..............      180,564,815      202,906,702       296,937,812      329,067,375
                                 ===============  ===============   ===============  ===============

                                             BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                 BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........      289,237,581      320,858,282        6,972,807        7,979,852
Units issued and transferred
   from other funding options..        3,134,347        6,439,520          377,961          416,969
Units redeemed and transferred
   to other funding options....     (31,993,527)     (38,060,221)        (964,041)      (1,424,014)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............      260,378,401      289,237,581        6,386,727        6,972,807
                                 ===============  ===============  ===============  ===============

                                 BHFTII BRIGHTHOUSE/DIMENSIONAL      BHFTII BRIGHTHOUSE/WELLINGTON               BHFTII
                                   INTERNATIONAL SMALL COMPANY         CORE EQUITY OPPORTUNITIES         FRONTIER MID CAP GROWTH
                                           SUB-ACCOUNT                        SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------  ------------------------------
                                      2019             2018              2019            2018             2019            2018
                                 ---------------  --------------   ---------------  ---------------  --------------  --------------

Units beginning of year........        2,801,946       2,741,436        22,089,432       26,398,229       2,592,967       2,948,860
Units issued and transferred
   from other funding options..          358,877         777,861           920,562          774,169         296,838         254,869
Units redeemed and transferred
   to other funding options....        (526,137)       (717,351)       (3,866,399)      (5,082,966)       (512,281)       (610,762)
                                 ---------------  --------------   ---------------  ---------------  --------------  --------------
Units end of year..............        2,634,686       2,801,946        19,143,595       22,089,432       2,377,524       2,592,967
                                 ===============  ==============   ===============  ===============  ==============  ==============

                                                                               BHFTII                           BHFTII
                                     BHFTII JENNISON GROWTH         LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------

Units beginning of year........       16,632,803      18,321,429          208,357          215,634          12,889           14,487
Units issued and transferred
   from other funding options..        1,429,659       3,165,531            7,431           15,540           1,200            2,463
Units redeemed and transferred
   to other funding options....      (2,992,933)     (4,854,157)         (26,661)         (22,817)         (5,655)          (4,061)
                                 ---------------  --------------  ---------------  ---------------  --------------  ---------------
Units end of year..............       15,069,529      16,632,803          189,127          208,357           8,434           12,889
                                 ===============  ==============  ===============  ===============  ==============  ===============

                                             BHFTII                           BHFTII                           BHFTII
                                  METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX      METLIFE MSCI EAFE(R) INDEX
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019            2018             2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........      20,516,851       21,705,738       4,807,176        5,121,934       8,638,406        8,636,458
Units issued and transferred
   from other funding options..       4,096,556        4,011,610         667,158          772,111       1,068,543        1,471,651
Units redeemed and transferred
   to other funding options....     (4,984,670)      (5,200,497)       (933,669)      (1,086,869)     (1,786,328)      (1,469,703)
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............      19,628,737       20,516,851       4,540,665        4,807,176       7,920,621        8,638,406
                                 ==============  ===============  ==============  ===============  ==============  ===============

                                             BHFTII
                                  METLIFE RUSSELL 2000(R) INDEX    BHFTII METLIFE STOCK INDEX      BHFTII MFS(R) TOTAL RETURN
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019            2018             2019            2018            2019            2018
                                 --------------  --------------   --------------  --------------  --------------  --------------

Units beginning of year........       4,827,070       4,832,284       21,350,722      22,657,750         547,628         607,860
Units issued and transferred
   from other funding options..         909,092       1,071,304        2,875,646       3,884,794          33,888          32,811
Units redeemed and transferred
   to other funding options....     (1,077,538)     (1,076,518)      (4,334,623)     (5,191,822)        (99,813)        (93,043)
                                 --------------  --------------   --------------  --------------  --------------  --------------
Units end of year..............       4,658,624       4,827,070       19,891,745      21,350,722         481,703         547,628
                                 ==============  ==============   ==============  ==============  ==============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     106

                                     107

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                              BHFTII                           BHFTII
                                       BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS      T. ROWE PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year........       9,345,345       10,064,425       4,313,161        4,920,073      16,833,803       16,507,642
Units issued and transferred
   from other funding options..         941,941        1,313,891         404,291          320,327       4,026,895        4,597,720
Units redeemed and transferred
   to other funding options....     (1,548,524)      (2,032,971)       (659,695)        (927,239)     (3,185,241)      (4,271,559)
                                 --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year..............       8,738,762        9,345,345       4,057,757        4,313,161      17,675,457       16,833,803
                                 ==============  ===============  ==============  ===============  ==============  ===============

                                                                                                               BHFTII
                                             BHFTII                        BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                 T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019            2018
                                 --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year........         312,692          336,378       6,884,892        7,083,667      29,089,667      31,331,458
Units issued and transferred
   from other funding options..          25,750           51,229       1,692,497        1,309,071       2,417,442       3,488,138
Units redeemed and transferred
   to other funding options....        (45,674)         (74,915)     (1,186,880)      (1,507,846)     (5,053,635)     (5,729,929)
                                 --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year..............         292,768          312,692       7,390,509        6,884,892      26,453,474      29,089,667
                                 ==============  ===============  ==============  ===============  ==============  ==============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  ---------------------------------
                                      2019             2018             2019             2018
                                 --------------  ---------------  ---------------  ---------------

Units beginning of year........      12,864,119       13,730,177          327,579          128,262
Units issued and transferred
   from other funding options..       2,035,671        2,157,907          376,254          235,612
Units redeemed and transferred
   to other funding options....     (2,611,263)      (3,023,965)         (67,301)         (36,295)
                                 --------------  ---------------  ---------------  ---------------
Units end of year..............      12,288,527       12,864,119          636,532          327,579
                                 ==============  ===============  ===============  ===============

                                          DWS CROCI(R)
                                        INTERNATIONAL VIP            FEDERATED HIGH INCOME BOND            FEDERATED KAUFMAN
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  ------------------------------  --------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------

Units beginning of year........        1,189,127        1,302,718             168             168            5,211            5,219
Units issued and transferred
   from other funding options..           40,464           59,066              --             336               --            5,211
Units redeemed and transferred
   to other funding options....        (107,084)        (172,657)              --           (336)               --          (5,219)
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------
Units end of year..............        1,122,507        1,189,127             168             168            5,211            5,211
                                 ===============  ===============  ==============  ==============  ===============  ===============

                                  FIDELITY(R) VIP ASSET MANAGER
                                           SUB-ACCOUNT
                                 --------------------------------
                                       2019            2018
                                 ---------------  ---------------

Units beginning of year........        3,584,269        4,080,387
Units issued and transferred
   from other funding options..           60,653          384,874
Units redeemed and transferred
   to other funding options....        (450,791)        (880,992)
                                 ---------------  ---------------
Units end of year..............        3,194,131        3,584,269
                                 ===============  ===============

                                   FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........       18,483,447       20,143,633          188,322          216,963
Units issued and transferred
   from other funding options..          973,254        2,042,711              386          197,453
Units redeemed and transferred
   to other funding options....      (2,688,312)      (3,702,897)         (26,666)        (226,094)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............       16,768,389       18,483,447          162,042          188,322
                                 ===============  ===============  ===============  ===============

                                 FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ---------------------------------  ---------------------------------
                                       2019             2018              2019             2018
                                  ---------------  ---------------   ---------------  ---------------

Units beginning of year........       275,172,032      316,884,820       161,436,447      191,801,626
Units issued and transferred
   from other funding options..           365,596          472,401           413,773          433,342
Units redeemed and transferred
   to other funding options....      (47,152,561)     (42,185,189)      (24,416,169)     (30,798,521)
                                  ---------------  ---------------   ---------------  ---------------
Units end of year..............       228,385,067      275,172,032       137,434,051      161,436,447
                                  ===============  ===============   ===============  ===============

                                         FIDELITY(R) VIP
                                     GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  ------------------------------
                                      2019             2018            2019            2018
                                 ---------------  --------------  --------------  --------------

Units beginning of year........        2,554,414       2,578,960       5,216,221       5,678,425
Units issued and transferred
   from other funding options..          270,304         581,291          75,898         886,033
Units redeemed and transferred
   to other funding options....        (464,513)       (605,837)       (564,287)     (1,348,237)
                                 ---------------  --------------  --------------  --------------
Units end of year..............        2,360,205       2,554,414       4,727,832       5,216,221
                                 ===============  ==============  ==============  ==============

                                    FIDELITY(R) VIP INDEX 500         FIDELITY(R) VIP MID CAP         FIDELITY(R) VIP OVERSEAS
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  ------------------------------  --------------------------------
                                      2019             2018            2019            2018             2019             2018
                                 ---------------  --------------  --------------  --------------  ---------------  ---------------

Units beginning of year........        1,773,192       1,974,819       5,255,869       5,822,703          290,819          307,530
Units issued and transferred
   from other funding options..            3,178           4,366         506,604         356,491           11,403          325,096
Units redeemed and transferred
   to other funding options....        (173,348)       (205,993)       (876,036)       (923,325)         (36,889)        (341,807)
                                 ---------------  --------------  --------------  --------------  ---------------  ---------------
Units end of year..............        1,603,022       1,773,192       4,886,437       5,255,869          265,333          290,819
                                 ===============  ==============  ==============  ==============  ===============  ===============

                                                                               FTVIPT
                                    FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019            2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        3,323,429        3,717,519        3,418,001        3,858,849
Units issued and transferred
   from other funding options..          199,290          219,389          131,633          197,548
Units redeemed and transferred
   to other funding options....        (523,276)        (613,479)        (550,429)        (638,396)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        2,999,443        3,323,429        2,999,205        3,418,001
                                 ===============  ===============  ===============  ===============

                                             FTVIPT
                                  FRANKLIN SMALL CAP VALUE VIP
                                           SUB-ACCOUNT
                                 --------------------------------
                                      2019             2018
                                 ---------------  ---------------

Units beginning of year........        6,690,072        7,335,249
Units issued and transferred
   from other funding options..          522,275          448,461
Units redeemed and transferred
   to other funding options....      (1,247,671)      (1,093,638)
                                 ---------------  ---------------
Units end of year..............        5,964,676        6,690,072
                                 ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.

                                     108

                                     109

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                                FTVIPT
                                  FTVIPT TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                           SUB-ACCOUNT                        SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        1,992,730        1,993,298       10,293,632       10,914,647
Units issued and transferred
   from other funding options..          223,256          256,457        1,097,963        1,242,122
Units redeemed and transferred
   to other funding options....        (226,765)        (257,025)      (1,739,179)      (1,863,137)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        1,989,221        1,992,730        9,652,416       10,293,632
                                 ===============  ===============  ===============  ===============

                                     INVESCO OPPENHEIMER V.I.          INVESCO OPPENHEIMER V.I.
                                         GOVERNMENT MONEY                MAIN STREET SMALL CAP
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........              585              613        2,862,403        3,322,847
Units issued and transferred
   from other funding options..               --            1,170          242,292          216,778
Units redeemed and transferred
   to other funding options....             (25)          (1,198)        (550,558)        (677,222)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............              560              585        2,554,137        2,862,403
                                 ===============  ===============  ===============  ===============

                                     INVESCO OPPENHEIMER V.I.
                                            MAIN STREET             INVESCO V.I. AMERICAN FRANCHISE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                       2019             2018             2019             2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........            1,395           11,112              227            1,440
Units issued and transferred
   from other funding options..               --           11,025               --            2,812
Units redeemed and transferred
   to other funding options....               --         (20,742)               --          (4,025)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............            1,395            1,395              227              227
                                 ===============  ===============  ===============  ===============

                                     INVESCO V.I. CORE EQUITY      INVESCO V.I. EQUITY AND INCOME
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018            2019              2018
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........           16,354           17,258       23,855,831       25,769,702
Units issued and transferred
   from other funding options..                2           34,057        1,400,961        1,947,016
Units redeemed and transferred
   to other funding options....          (1,246)         (34,961)      (3,609,968)      (3,860,887)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............           15,110           16,354       21,646,824       23,855,831
                                 ===============  ===============  ===============  ===============

                                 INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                            SUB-ACCOUNT                         SUB-ACCOUNT
                                 ----------------------------------  ---------------------------------
                                       2019             2018               2019             2018
                                 ----------------  ---------------   ---------------  ----------------

Units beginning of year........         7,312,222        7,575,169            16,591            19,310
Units issued and transferred
   from other funding options..           235,464          876,815             2,292               444
Units redeemed and transferred
   to other funding options....       (1,325,380)      (1,139,762)           (3,422)           (3,163)
                                 ----------------  ---------------   ---------------  ----------------
Units end of year..............         6,222,306        7,312,222            15,461            16,591
                                 ================  ===============   ===============  ================

                                        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                    VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------  ---------------------------------
                                      2019              2018             2019              2018
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........       10,306,862       10,637,575         8,114,870        7,854,907
Units issued and transferred
   from other funding options..        1,026,239        1,238,938         1,185,383        1,509,071
Units redeemed and transferred
   to other funding options....      (1,591,018)      (1,569,651)       (1,325,294)      (1,249,108)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............        9,742,083       10,306,862         7,974,959        8,114,870
                                 ===============  ===============  ================  ===============

                                       LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                       2019            2018            2019             2018            2019             2018
                                 ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year........        7,795,080       8,474,807           69,686         101,448         232,863          248,434
Units issued and transferred
   from other funding options..          607,269         702,784            4,418           4,206          43,312           19,346
Units redeemed and transferred
   to other funding options....      (1,405,517)     (1,382,511)         (16,203)        (35,968)        (40,739)         (34,917)
                                 ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year..............        6,996,832       7,795,080           57,901          69,686         235,436          232,863
                                 ===============  ==============  ===============  ==============  ==============  ===============

                                       LMPVET CLEARBRIDGE              LMPVET QS VARIABLE
                                    VARIABLE SMALL CAP GROWTH          CONSERVATIVE GROWTH           LMPVET QS VARIABLE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  -------------------------------  -------------------------------
                                      2019            2018             2019            2018            2019             2018
                                 --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year........       3,317,005       3,504,028        1,337,369       1,529,846        3,186,503       3,596,291
Units issued and transferred
   from other funding options..         575,731         592,622           21,659          45,265           62,277          69,629
Units redeemed and transferred
   to other funding options....       (480,646)       (779,645)        (178,355)       (237,742)        (527,826)       (479,417)
                                 --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year..............       3,412,090       3,317,005        1,180,673       1,337,369        2,720,954       3,186,503
                                 ==============  ==============  ===============  ==============  ===============  ==============

                                              LMPVET                    LMPVIT WESTERN ASSET
                                    QS VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------  --------------------------------
                                       2019            2018             2019             2018
                                 ---------------  ---------------  ---------------  --------------

Units beginning of year........           25,741           34,884        3,297,946       3,326,625
Units issued and transferred
   from other funding options..              339              230          493,871         541,902
Units redeemed and transferred
   to other funding options....          (1,927)          (9,373)        (531,395)       (570,581)
                                 ---------------  ---------------  ---------------  --------------
Units end of year..............           24,153           25,741        3,260,422       3,297,946
                                 ===============  ===============  ===============  ==============

                                    MFS(R) VIT INVESTORS TRUST        MFS(R) VIT NEW DISCOVERY           MFS(R) VIT RESEARCH
                                            SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 --------------------------------  ------------------------------  --------------------------------
                                       2019            2018             2019            2018             2019            2018
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------

Units beginning of year........              273              581             493             395            1,848            1,908
Units issued and transferred
   from other funding options..               --              273               5             739               --            2,275
Units redeemed and transferred
   to other funding options....               --            (581)           (167)           (641)            (103)          (2,335)
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------
Units end of year..............              273              273             331             493            1,745            1,848
                                 ===============  ===============  ==============  ==============  ===============  ===============

                                       MORGAN STANLEY VIF
                                      GLOBAL INFRASTRUCTURE
                                           SUB-ACCOUNT
                                 ------------------------------
                                      2019            2018
                                 --------------  --------------

Units beginning of year........          37,631          40,450
Units issued and transferred
   from other funding options..           5,551           2,575
Units redeemed and transferred
   to other funding options....         (6,831)         (5,394)
                                 --------------  --------------
Units end of year..............          36,351          37,631
                                 ==============  ==============

(a) For the period April 29, 2019 to December 31, 2019.

                                     110

                                     111

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                             PIMCO VIT                         PIMCO VIT
                                    NEUBERGER BERMAN GENESIS      COMMODITYREALRETURN(R) STRATEGY            DYNAMIC BOND
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2019             2018             2019            2018             2019             2018
                                 --------------  ---------------   --------------  --------------   --------------  ---------------

Units beginning of year........             181              181           61,287          64,010           53,631           55,031
Units issued and transferred
   from other funding options..              --               --           11,473           3,472            9,783            9,680
Units redeemed and transferred
   to other funding options....              --               --         (12,634)         (6,195)          (6,329)         (11,080)
                                 --------------  ---------------   --------------  --------------   --------------  ---------------
Units end of year..............             181              181           60,126          61,287           57,085           53,631
                                 ==============  ===============   ==============  ==============   ==============  ===============

                                           PIMCO VIT
                                     EMERGING MARKETS BOND          PIONEER VCT MID CAP VALUE     PIONEER VCT REAL ESTATE SHARES
                                          SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 ------------------------------  -------------------------------  -------------------------------
                                      2019            2018            2019             2018             2019            2018
                                 --------------  --------------  --------------  ---------------   --------------  --------------

Units beginning of year........          79,304          82,983       1,148,743        1,243,008            7,520           7,888
Units issued and transferred
   from other funding options..           2,681           8,585          69,303          117,141              207             837
Units redeemed and transferred
   to other funding options....        (13,658)        (12,264)       (199,610)        (211,406)          (1,488)         (1,205)
                                 --------------  --------------  --------------  ---------------   --------------  --------------
Units end of year..............          68,327          79,304       1,018,436        1,148,743            6,239           7,520
                                 ==============  ==============  ==============  ===============   ==============  ==============

                                 T. ROWE PRICE GOVERNMENT MONEY        T. ROWE PRICE GROWTH STOCK
                                           SUB-ACCOUNT                         SUB-ACCOUNT
                                 ---------------------------------  ---------------------------------
                                      2019              2018              2019             2018
                                 ---------------  ---------------   ----------------  ---------------

Units beginning of year........           10,481           22,810             34,907           38,028
Units issued and transferred
   from other funding options..            1,118            3,033              1,426            1,624
Units redeemed and transferred
   to other funding options....            (416)         (15,362)            (4,547)          (4,745)
                                 ---------------  ---------------   ----------------  ---------------
Units end of year..............           11,183           10,481             31,786           34,907
                                 ===============  ===============   ================  ===============

                                                                            TAP 1919 VARIABLE
                                 T. ROWE PRICE INTERNATIONAL STOCK    SOCIALLY RESPONSIVE BALANCED
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 ----------------------------------  --------------------------------
                                       2019             2018              2019              2018
                                 ---------------  ----------------   ---------------  ---------------

Units beginning of year........           26,491            26,224             3,756            3,165
Units issued and transferred
   from other funding options..            1,051             1,056                 6              734
Units redeemed and transferred
   to other funding options....          (1,714)             (789)             (201)            (143)
                                 ---------------  ----------------   ---------------  ---------------
Units end of year..............           25,828            26,491             3,561            3,756
                                 ===============  ================   ===============  ===============

(a) For the period April 29, 2019 to December 31, 2019.

                                     112

                                     113

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2019:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      -----------  ----------------  --------------

  Alger Small Cap Growth        2019    2,482,257     23.09 - 23.76      57,974,899
     Sub-Account                2018    2,688,052     18.10 - 18.60      49,200,272
                                2017    2,933,840     18.10 - 18.57      53,660,724
                                2016    3,200,478     14.26 - 14.61      46,089,499
                                2015    3,508,832     13.61 - 13.92      48,208,209

  American Funds(R) Bond        2019    7,082,883     10.37 - 21.58     125,217,632
     Sub-Account                2018    7,204,717      9.68 - 19.92     124,089,879
                                2017    7,338,385      9.95 - 20.26     135,763,632
                                2016    7,293,353      9.80 - 19.73     132,721,070
                                2015    8,159,989     16.20 - 19.35     146,511,985

  American Funds(R) Global      2019    5,433,407     20.23 - 69.88     300,888,587
     Growth Sub-Account         2018    6,019,155     15.27 - 52.13     259,695,866
                                2017    6,214,664     17.14 - 57.83     313,542,010
                                2016    6,980,723     13.31 - 44.38     277,038,594
                                2015    7,480,782     34.27 - 44.51     300,649,358

  American Funds(R) Global      2019    2,170,953     17.69 - 58.11     105,538,846
     Small Capitalization       2018    2,457,371     13.72 - 44.58      94,290,816
     Sub-Account                2017    2,697,437     15.67 - 50.28     119,807,921
                                2016    2,939,876     12.70 - 40.30     106,488,578
                                2015    3,123,694     12.77 - 39.82     113,155,266

  American Funds(R) Growth      2019    1,656,362   312.46 - 518.46     697,847,684
     Sub-Account                2018    1,952,191   244.49 - 400.00     639,631,254
                                2017    2,352,201   250.83 - 404.60     785,751,753
                                2016    2,741,584   200.05 - 318.18     724,894,313
                                2015    3,075,557   186.96 - 293.21     754,095,254

  American Funds(R)             2019    2,972,685    22.18 - 323.61     392,698,921
     Growth-Income Sub-Account  2018    2,624,423    17.95 - 258.85     348,945,965
                                2017    2,282,271    18.66 - 265.93     403,461,557
                                2016    2,163,637    15.56 - 219.23     363,982,389
                                2015    2,179,793   126.48 - 198.34     358,450,579

  BHFTI AB Global Dynamic       2019  191,775,185     13.69 - 15.53   2,854,590,240
     Allocation Sub-Account     2018  212,871,321     11.87 - 13.27   2,720,841,165
                                2017  234,041,870     13.06 - 14.39   3,260,338,788
                                2016  252,960,506     11.77 - 12.78   3,143,878,353
                                2015  263,678,991     11.63 - 12.45   3,205,371,897

  BHFTI AB International        2019      149,010     10.38 - 10.41       1,548,814
     Bond Sub-Account
     (Commenced 4/29/2019)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  Alger Small Cap Growth        2019         --        1.25 - 1.40         27.54 - 27.73
     Sub-Account                2018         --        1.25 - 1.40           0.02 - 0.17
                                2017         --        1.25 - 1.40         26.95 - 27.14
                                2016         --        1.25 - 1.40           4.76 - 4.92
                                2015         --        1.25 - 1.40       (4.66) - (4.52)

  American Funds(R) Bond        2019       2.53        0.95 - 1.90           7.14 - 8.32
     Sub-Account                2018       2.35        0.95 - 1.90       (2.66) - (1.66)
                                2017       1.93        0.95 - 1.90           1.45 - 2.69
                                2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                2015       1.68        0.95 - 1.90       (1.61) - (0.67)

  American Funds(R) Global      2019       1.07        0.90 - 2.30         32.20 - 34.06
     Growth Sub-Account         2018       0.65        0.90 - 2.30      (11.12) - (9.86)
                                2017       0.64        0.90 - 2.30         28.49 - 30.30
                                2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                2015       0.99        0.90 - 2.30           4.51 - 5.98

  American Funds(R) Global      2019       0.15        0.89 - 1.90         28.90 - 30.35
     Small Capitalization       2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Sub-Account                2017       0.43        0.89 - 1.90         23.39 - 24.78
                                2016       0.25        0.89 - 1.90           0.18 - 2.23
                                2015         --        0.89 - 1.90       (6.47) - (0.62)

  American Funds(R) Growth      2019       0.72        0.89 - 2.30         27.80 - 29.61
     Sub-Account                2018       0.41        0.89 - 2.30       (2.53) - (1.14)
                                2017       0.49        0.89 - 2.30         25.38 - 27.16
                                2016       0.76        0.89 - 2.30           7.00 - 8.52
                                2015       0.58        0.89 - 2.30           4.43 - 5.91

  American Funds(R)             2019       1.62        0.89 - 2.30         23.27 - 25.02
     Growth-Income Sub-Account  2018       1.36        0.89 - 2.30       (4.03) - (2.66)
                                2017       1.38        0.89 - 2.30         19.61 - 21.30
                                2016       1.47        0.89 - 2.30          6.81 - 10.53
                                2015       1.28        0.89 - 2.30         (0.85) - 0.56

  BHFTI AB Global Dynamic       2019       3.45        0.90 - 2.35         15.33 - 17.02
     Allocation Sub-Account     2018       1.66        0.90 - 2.35       (9.14) - (7.81)
                                2017       1.48        0.90 - 2.35         10.99 - 12.60
                                2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                2015       3.28        0.90 - 2.35       (1.76) - (0.32)

  BHFTI AB International        2019         --        1.15 - 1.55           3.79 - 4.07
     Bond Sub-Account
     (Commenced 4/29/2019)

                                     114

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------

  BHFTI American Funds(R)        2019   188,980,273    15.59 - 18.47   3,247,960,104
     Balanced Allocation         2018   203,079,308    13.35 - 15.59   2,963,267,735
     Sub-Account                 2017   220,323,596    14.29 - 16.44   3,411,543,507
                                 2016   234,371,003    12.52 - 14.20   3,152,567,972
                                 2015   246,263,553    11.89 - 13.29   3,117,922,583

  BHFTI American Funds(R)        2019   104,820,922    16.71 - 19.80   1,920,984,751
     Growth Allocation           2018   113,490,991    13.84 - 16.16   1,707,533,593
     Sub-Account                 2017   122,012,392    15.03 - 17.30   1,978,846,627
                                 2016   128,517,470    12.68 - 14.39   1,744,990,829
                                 2015   137,469,623    11.92 - 13.12   1,740,439,216

  BHFTI American Funds(R)        2019    70,394,914     2.47 - 25.92     896,578,462
     Growth Sub-Account          2018    72,677,305     1.92 - 20.08     701,041,738
                                 2017    73,869,010     1.96 - 20.37     747,840,737
                                 2016    77,428,972     1.55 - 16.08     654,182,440
                                 2015    77,730,599     1.44 - 14.88     640,713,098

  BHFTI American Funds(R)        2019    94,117,069    14.40 - 17.06   1,496,155,462
     Moderate Allocation         2018   101,025,606    12.69 - 14.82   1,402,819,681
     Sub-Account                 2017   111,929,949    13.45 - 15.48   1,633,368,044
                                 2016   121,315,385    12.19 - 13.83   1,590,453,756
                                 2015   126,162,585    11.66 - 13.04   1,567,578,863

  BHFTI AQR Global Risk          2019   162,027,889    11.35 - 13.13   2,073,668,948
     Balanced Sub-Account        2018   182,066,578     9.61 - 11.07   1,970,551,063
                                 2017   202,498,724    10.43 - 11.96   2,373,211,858
                                 2016   221,364,216     9.79 - 11.01   2,395,534,199
                                 2015   241,508,750     9.10 - 10.21   2,431,541,679

  BHFTI BlackRock Global         2019   319,007,558    13.29 - 15.07   4,609,258,546
     Tactical Strategies         2018   353,756,093    11.28 - 12.61   4,296,443,283
     Sub-Account                 2017   388,316,355    12.44 - 13.71   5,151,909,115
                                 2016   421,174,334    11.24 - 12.21   4,999,248,698
                                 2015   445,213,023    11.02 - 11.80   5,128,182,508

  BHFTI BlackRock High Yield     2019    10,050,021    18.69 - 36.43     309,535,208
     Sub-Account                 2018     8,357,441    16.49 - 32.01     223,555,426
                                 2017     8,401,774    17.21 - 33.25     232,649,098
                                 2016     8,860,074    16.19 - 31.14     231,879,405
                                 2015     9,031,674    14.40 - 27.56     210,920,401

  BHFTI Brighthouse Asset        2019    25,514,590    19.96 - 24.87     570,646,937
     Allocation 100 Sub-Account  2018    27,764,232    16.03 - 19.68     494,626,348
                                 2017    30,589,042    18.25 - 22.08     615,557,354
                                 2016    33,538,308    15.19 - 18.13     557,780,998
                                 2015    37,143,227    14.27 - 16.78     575,818,048

  BHFTI Brighthouse Balanced     2019   463,543,612    15.42 - 17.49   7,769,299,827
     Plus Sub-Account            2018   503,167,035    12.78 - 14.28   6,920,717,677
                                 2017   528,210,748    14.12 - 15.56   7,952,160,029
                                 2016   536,906,397    12.22 - 13.27   6,925,324,483
                                 2015   552,214,291    11.54 - 12.35   6,663,424,002

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI American Funds(R)        2019       1.80        0.90 - 2.35         16.75 - 18.46
     Balanced Allocation         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Sub-Account                 2017       1.49        0.90 - 2.35         14.15 - 15.81
                                 2016       1.62        0.90 - 2.35           2.90 - 6.84
                                 2015       1.40        0.90 - 2.35       (4.60) - (0.37)

  BHFTI American Funds(R)        2019       1.69        0.90 - 2.35          7.66 - 22.53
     Growth Allocation           2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Sub-Account                 2017       1.24        0.90 - 2.35         18.54 - 20.26
                                 2016       1.30        0.90 - 2.35           6.43 - 7.98
                                 2015       1.31        1.10 - 2.35       (5.94) - (0.25)

  BHFTI American Funds(R)        2019       0.43        0.95 - 2.35         27.31 - 29.11
     Growth Sub-Account          2018       0.39        0.95 - 2.35       (2.82) - (0.54)
                                 2017       0.40        0.95 - 2.35         24.94 - 26.70
                                 2016       0.29        0.95 - 2.35           6.57 - 8.32
                                 2015       0.87        0.95 - 2.35           1.76 - 5.48

  BHFTI American Funds(R)        2019       1.97        0.90 - 2.35         13.46 - 15.12
     Moderate Allocation         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Sub-Account                 2017       1.76        0.90 - 2.35         10.35 - 11.96
                                 2016       1.91        0.90 - 2.35           2.00 - 6.05
                                 2015       1.49        0.90 - 2.35       (3.52) - (0.45)

  BHFTI AQR Global Risk          2019       2.95        0.90 - 2.35         17.13 - 18.84
     Balanced Sub-Account        2018       0.38        0.90 - 2.35       (8.54) - (7.19)
                                 2017       1.71        0.90 - 2.35           7.26 - 8.82
                                 2016         --        0.90 - 2.35           2.44 - 7.98
                                 2015       5.51        0.90 - 2.35     (11.67) - (10.38)

  BHFTI BlackRock Global         2019       0.19        0.90 - 2.35         17.82 - 19.54
     Tactical Strategies         2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Sub-Account                 2017       0.67        0.90 - 2.35         10.68 - 12.30
                                 2016       1.45        0.90 - 2.35           0.63 - 3.50
                                 2015       1.55        0.90 - 2.35         (2.43) - 0.11

  BHFTI BlackRock High Yield     2019       5.84        0.90 - 2.35         12.19 - 13.82
     Sub-Account                 2018       4.89        0.90 - 2.35       (5.14) - (3.75)
                                 2017       5.44        0.90 - 2.35           5.26 - 6.80
                                 2016       6.73        0.90 - 2.35          7.19 - 12.96
                                 2015       8.07        0.90 - 2.35       (6.28) - (4.91)

  BHFTI Brighthouse Asset        2019       1.51        0.90 - 2.35         24.52 - 26.34
     Allocation 100 Sub-Account  2018       1.02        0.90 - 2.35     (12.17) - (10.88)
                                 2017       1.24        0.90 - 2.35         20.09 - 21.84
                                 2016       2.26        0.90 - 2.35           5.06 - 8.00
                                 2015       1.29        0.90 - 2.35       (4.28) - (1.06)

  BHFTI Brighthouse Balanced     2019       2.02        0.90 - 2.35         20.70 - 22.46
     Plus Sub-Account            2018       1.67        0.90 - 2.35       (9.53) - (8.20)
                                 2017       1.55        0.90 - 2.35         15.59 - 17.27
                                 2016       2.86        0.90 - 2.35           2.21 - 7.39
                                 2015       2.10        0.90 - 2.35       (6.32) - (4.95)

                                     115

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTI Brighthouse Small Cap     2019     6,746,819    29.25 - 39.11     223,578,730
     Value Sub-Account            2018     7,365,900    23.25 - 30.57     192,491,868
                                  2017     8,335,979    28.09 - 36.28     261,043,042
                                  2016     9,362,462    25.74 - 32.69     266,605,506
                                  2015    10,725,811    20.08 - 25.07     236,287,986

  BHFTI Brighthouse/Aberdeen      2019    31,136,134    10.68 - 13.02     371,895,857
     Emerging Markets Equity      2018    35,052,942     9.05 - 10.98     352,166,192
     Sub-Account                  2017    35,923,134    10.80 - 13.09     427,076,715
                                  2016    39,351,974     8.62 - 10.44     370,235,661
                                  2015    42,624,617      7.91 - 9.58     365,167,198

  BHFTI Brighthouse/Artisan       2019        26,483    12.19 - 12.68         331,019
     International Sub-Account    2018        30,041      9.53 - 9.85         292,278
     (Commenced 11/19/2014 and    2017        28,148    10.88 - 11.16         310,982
     began transactions in 2015)  2016        27,485      8.41 - 8.57         233,690
                                  2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton         2019     7,102,972    11.35 - 13.06      87,577,609
     Vance Floating Rate          2018     6,426,630    10.86 - 12.32      74,905,336
     Sub-Account                  2017     5,324,129    11.09 - 12.39      62,558,849
                                  2016     5,632,610    10.95 - 12.06      64,827,675
                                  2015     5,985,329    10.26 - 11.01      64,028,918

  BHFTI Brighthouse/Franklin      2019    14,180,858     9.45 - 10.62     142,348,646
     Low Duration Total Return    2018    14,147,915     9.23 - 10.24     137,799,742
     Sub-Account                  2017    15,198,406     9.34 - 10.29     149,708,177
                                  2016    14,680,889     9.44 - 10.25     144,974,836
                                  2015    16,246,958     9.37 - 10.03     157,983,094

  BHFTI Brighthouse/Templeton     2019     2,605,011    11.56 - 13.00      31,904,131
     International Bond           2018     2,637,613    11.66 - 12.97      32,416,554
     Sub-Account                  2017     3,032,605    11.78 - 12.96      37,465,324
                                  2016     3,153,303    11.87 - 13.07      39,493,620
                                  2015     3,361,116    12.07 - 13.08      42,349,271

  BHFTI Brighthouse/Wellington    2019       683,658    20.66 - 27.06      16,100,585
     Large Cap Research           2018       754,715    16.04 - 20.73      13,723,171
     Sub-Account                  2017       825,196    17.51 - 22.35      16,261,679
                                  2016       931,137    14.70 - 18.51      15,301,423
                                  2015     1,013,512    13.89 - 17.26      15,616,983

  BHFTI Clarion Global Real       2019    10,381,751    18.98 - 86.54     231,318,465
     Estate Sub-Account           2018    12,065,705    15.57 - 70.00     219,199,553
                                  2017    13,335,708    17.45 - 77.36     269,483,256
                                  2016    14,214,001    16.13 - 70.52     263,186,597
                                  2015    15,477,002    16.37 - 70.58     288,549,595

  BHFTI Harris Oakmark            2019    19,379,051    24.91 - 33.47     572,263,373
     International Sub-Account    2018    21,052,149    20.42 - 27.13     506,604,107
                                  2017    20,719,834    27.40 - 36.00     665,787,548
                                  2016    23,007,569    21.43 - 27.85     576,095,441
                                  2015    25,339,005    20.23 - 25.80     595,542,818

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Brighthouse Small Cap     2019       0.89         0.89 - 2.35        25.79 - 27.92
     Value Sub-Account            2018      1.05          0.89 - 2.35    (17.21) - (15.73)
                                  2017      0.91          0.89 - 2.35         9.11 - 10.99
                                  2016      1.06          0.89 - 2.35        28.21 - 30.39
                                  2015      0.10          0.89 - 2.35      (7.61) - (6.05)

  BHFTI Brighthouse/Aberdeen      2019       1.66         0.90 - 2.35        17.94 - 19.67
     Emerging Markets Equity      2018      2.60          0.90 - 2.35    (16.19) - (14.95)
     Sub-Account                  2017      1.09          0.90 - 2.35        25.36 - 27.18
                                  2016      0.97          0.90 - 2.35       (0.57) - 10.50
                                  2015      1.79          0.90 - 2.35     (15.82) - (2.68)

  BHFTI Brighthouse/Artisan       2019       1.22         0.90 - 1.60        27.83 - 28.73
     International Sub-Account    2018      1.31          0.90 - 1.60    (12.33) - (11.71)
     (Commenced 11/19/2014 and    2017      1.14          0.90 - 1.60        29.26 - 30.16
     began transactions in 2015)  2016      0.99          0.90 - 1.60    (10.71) - (10.09)
                                  2015      0.60          0.90 - 1.60      (9.11) - (4.55)

  BHFTI Brighthouse/Eaton         2019       4.54         0.90 - 2.35          1.11 - 6.07
     Vance Floating Rate          2018      3.45          0.90 - 2.35      (2.03) - (0.59)
     Sub-Account                  2017      3.80          0.90 - 2.35          1.28 - 2.75
                                  2016      4.01          0.90 - 2.35          6.73 - 8.29
                                  2015      3.64          1.10 - 2.35      (3.14) - (1.92)

  BHFTI Brighthouse/Franklin      2019       3.37         0.90 - 2.25          1.06 - 3.70
     Low Duration Total Return    2018      1.79          0.90 - 2.25      (1.81) - (0.47)
     Sub-Account                  2017      1.40          0.90 - 2.35        (1.02) - 0.43
                                  2016      2.90          0.90 - 2.35          0.74 - 2.21
                                  2015      3.12          0.90 - 2.35      (2.93) - (1.51)

  BHFTI Brighthouse/Templeton     2019       8.19         0.95 - 2.05        (0.89) - 0.21
     International Bond           2018        --          0.95 - 2.05        (1.06) - 0.04
     Sub-Account                  2017        --          0.95 - 2.05      (1.89) - (0.80)
                                  2016        --          0.95 - 2.20      (1.32) - (0.08)
                                  2015      8.17          0.95 - 2.15        (6.20) - 0.75

  BHFTI Brighthouse/Wellington    2019       0.99         0.90 - 2.30        28.84 - 30.52
     Large Cap Research           2018      0.88          0.90 - 2.30      (8.44) - (7.24)
     Sub-Account                  2017      0.95          0.90 - 2.30        19.17 - 20.75
                                  2016      2.26          0.90 - 2.30          5.83 - 7.22
                                  2015      0.78          0.90 - 2.30          2.08 - 3.48

  BHFTI Clarion Global Real       2019       3.07         0.90 - 2.35        21.91 - 23.69
     Estate Sub-Account           2018      5.96          0.90 - 2.35     (10.78) - (9.47)
                                  2017      3.44          0.90 - 2.35          8.18 - 9.76
                                  2016      2.07          0.90 - 2.35      (4.89) - (0.03)
                                  2015      3.81          0.90 - 2.35        (3.69) - 3.43

  BHFTI Harris Oakmark            2019       2.21         0.90 - 2.35        21.63 - 23.40
     International Sub-Account    2018      1.71          0.90 - 2.35    (25.75) - (24.66)
                                  2017      1.62          0.90 - 2.35        27.41 - 29.26
                                  2016      2.14          0.90 - 2.35          5.67 - 7.21
                                  2015      3.01          0.95 - 2.35      (6.74) - (3.92)

                                     116

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------

  BHFTI Invesco Balanced-Risk  2019   694,292,713     1.21 - 13.50     926,602,213
     Allocation Sub-Account    2018   765,263,861     1.07 - 11.82     895,562,846
                               2017   827,358,429     1.17 - 12.75   1,045,419,886
                               2016   818,076,929     1.09 - 11.62     940,598,161
                               2015   749,414,346     1.00 - 10.52     777,069,714

  BHFTI Invesco Comstock       2019    27,023,016    19.48 - 33.08     669,146,877
     Sub-Account               2018    29,425,080    15.96 - 26.72     594,306,823
                               2017    32,917,318    18.60 - 30.71     772,000,432
                               2016    36,743,760    16.14 - 26.27     742,413,375
                               2015    39,951,458    14.08 - 22.61     699,284,637

  BHFTI Invesco Global Equity  2019     1,452,210    31.45 - 43.31      55,615,823
     Sub-Account               2018     1,691,467    24.46 - 33.22      49,942,988
                               2017     1,939,475    28.83 - 38.59      66,931,947
                               2016     2,333,207    21.57 - 28.48      59,761,246
                               2015     2,520,098    22.02 - 28.67      65,266,488

  BHFTI Invesco Small Cap      2019     8,712,881    32.88 - 44.05     328,897,224
     Growth Sub-Account        2018     9,018,510    27.06 - 35.66     277,369,783
                               2017     9,589,654    30.46 - 39.44     328,908,162
                               2016    10,669,549    24.88 - 31.68     296,393,238
                               2015    11,537,860    22.84 - 28.61     291,887,925

  BHFTI JPMorgan Core Bond     2019    28,559,915    10.49 - 12.00     333,208,483
     Sub-Account               2018    28,609,283     9.85 - 11.23     313,000,009
                               2017    30,860,383    10.01 - 11.38     342,738,205
                               2016    31,064,359     9.84 - 11.16     339,144,828
                               2015    31,401,600     9.78 - 11.06     340,682,787

  BHFTI JPMorgan Global        2019   790,613,372     1.38 - 15.38   1,190,492,743
     Active Allocation         2018   870,005,941     1.21 - 13.28   1,135,038,317
     Sub-Account               2017   828,047,798     1.33 - 14.44   1,175,046,012
                               2016   848,098,850     1.17 - 12.50   1,042,207,011
                               2015   828,919,735     1.16 - 12.26   1,000,785,200

  BHFTI JPMorgan Small Cap     2019       907,357    21.60 - 25.61      21,252,730
     Value Sub-Account         2018       940,191    18.49 - 21.68      18,754,326
                               2017     1,032,660    21.94 - 25.42      24,296,172
                               2016     1,141,302    21.67 - 24.82      26,376,632
                               2015     1,287,553    16.94 - 19.19      23,133,878

  BHFTI Loomis Sayles Global   2019     6,574,748    22.18 - 26.87     162,833,245
     Allocation Sub-Account    2018     7,006,931    17.81 - 21.27     138,105,130
                               2017     7,449,959    19.27 - 22.83     157,610,283
                               2016     8,505,955    16.04 - 18.73     148,612,417
                               2015     9,530,128    15.68 - 17.95     161,399,211

  BHFTI Loomis Sayles Growth   2019    21,093,686   15.93 - 269.23     400,838,028
     Sub-Account               2018    23,583,660   13.06 - 220.81     367,812,591
                               2017    27,853,512   14.25 - 240.67     473,171,845
                               2016    31,716,282   12.20 - 205.91     461,921,010
                               2015    35,697,833   12.04 - 203.07     513,586,109

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI Invesco Balanced-Risk  2019         --        0.90 - 2.35         12.60 - 14.25
     Allocation Sub-Account    2018       1.17        0.90 - 2.35       (8.62) - (7.28)
                               2017       3.74        0.90 - 2.35           7.45 - 9.02
                               2016       0.15        0.90 - 2.35          4.88 - 10.72
                               2015       2.83        0.90 - 2.35       (6.43) - (0.67)

  BHFTI Invesco Comstock       2019       2.12        0.90 - 2.35         22.05 - 23.84
     Sub-Account               2018       0.63        0.90 - 2.35     (14.21) - (12.95)
                               2017       2.27        0.90 - 2.35         15.29 - 16.97
                               2016       2.53        0.90 - 2.35         12.17 - 16.25
                               2015       2.88        0.90 - 2.35       (8.16) - (6.81)

  BHFTI Invesco Global Equity  2019       0.80        0.90 - 2.30         28.58 - 30.39
     Sub-Account               2018       0.99        0.90 - 2.30     (15.13) - (13.93)
                               2017       0.90        0.90 - 2.30         33.64 - 35.51
                               2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                               2015       0.94        0.90 - 2.30         (1.50) - 3.00

  BHFTI Invesco Small Cap      2019         --        0.89 - 2.35         21.52 - 23.53
     Growth Sub-Account        2018         --        0.89 - 2.35      (11.17) - (9.59)
                               2017         --        0.89 - 2.35         22.43 - 24.50
                               2016         --        0.89 - 2.35          8.71 - 10.73
                               2015       0.01        0.89 - 2.35       (3.99) - (2.29)

  BHFTI JPMorgan Core Bond     2019       4.46        0.90 - 2.35           5.70 - 7.25
     Sub-Account               2018       2.76        0.90 - 2.35       (2.31) - (0.88)
                               2017       2.47        0.90 - 2.20           1.07 - 2.39
                               2016       2.78        0.90 - 2.20           0.01 - 1.31
                               2015       2.33        0.90 - 2.20       (1.70) - (0.01)

  BHFTI JPMorgan Global        2019       2.74        0.90 - 2.35         14.20 - 15.87
     Active Allocation         2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Sub-Account               2017       2.52        0.90 - 2.35         13.96 - 15.61
                               2016       2.12        0.90 - 2.35           0.12 - 1.98
                               2015       2.71        0.90 - 2.35         (1.45) - 0.82

  BHFTI JPMorgan Small Cap     2019       1.33        0.90 - 2.30         16.81 - 18.08
     Value Sub-Account         2018       1.31        0.90 - 2.30     (15.73) - (14.68)
                               2017       1.32        0.90 - 2.30           1.27 - 2.39
                               2016       1.84        0.90 - 2.30         27.88 - 29.34
                               2015       1.35        0.90 - 2.30       (9.36) - (1.13)

  BHFTI Loomis Sayles Global   2019       1.49        0.95 - 2.35         24.56 - 26.32
     Allocation Sub-Account    2018       1.84        0.95 - 2.35       (7.60) - (6.29)
                               2017       1.39        0.90 - 2.35         20.12 - 21.87
                               2016       1.67        0.90 - 2.35           1.78 - 3.84
                               2015       1.59        0.95 - 2.35         (1.12) - 0.27

  BHFTI Loomis Sayles Growth   2019       0.81        0.90 - 2.35         20.70 - 22.46
     Sub-Account               2018       0.58        0.90 - 2.35       (9.23) - (7.90)
                               2017       0.72        0.90 - 2.35         15.67 - 17.35
                               2016       0.40        0.90 - 2.35           0.30 - 1.76
                               2015       0.23        0.90 - 2.35       (6.27) - (4.69)

                                     117

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------

  BHFTI MetLife Multi-Index          2019   558,551,821     1.46 - 15.59     994,447,972
     Targeted Risk Sub-Account       2018   594,369,348     1.22 - 12.95     878,288,064
                                     2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341

  BHFTI MFS(R) Research              2019    12,563,346    17.18 - 24.33     247,942,953
     International Sub-Account       2018    13,932,370    13.70 - 19.07     217,709,174
                                     2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758

  BHFTI Morgan Stanley               2019     7,926,586     4.94 - 45.52     257,885,194
     Discovery Sub-Account           2018     9,448,933     3.57 - 32.70     222,695,855
                                     2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412

  BHFTI PanAgora Global              2019   107,444,025     1.23 - 13.20     141,728,174
     Diversified Risk Sub-Account    2018   106,655,491     1.03 - 10.94     117,135,727
                                     2017   128,771,774     1.14 - 11.97     154,256,858
                                     2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770

  BHFTI PIMCO Inflation              2019    37,065,872    13.05 - 16.62     550,130,631
     Protected Bond Sub-Account      2018    40,080,372    12.34 - 15.49     557,952,618
                                     2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757

  BHFTI PIMCO Total Return           2019    71,240,472    13.58 - 22.29   1,325,242,938
     Sub-Account                     2018    76,540,109    12.67 - 20.69   1,331,823,874
                                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561

  BHFTI Schroders Global             2019   601,907,932     1.41 - 15.69     921,743,626
     Multi-Asset Sub-Account         2018   679,440,347     1.19 - 13.04     867,708,307
                                     2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602

  BHFTI SSGA Emerging                2019        84,800    10.25 - 10.28         871,325
     Markets Enhanced Index
     Sub-Account
     (Commenced 4/29/2019)

  BHFTI SSGA Growth and              2019    64,832,638    16.47 - 20.25   1,205,892,186
     Income ETF Sub-Account          2018    70,665,371    14.09 - 17.08   1,115,176,743
                                     2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------

  BHFTI MetLife Multi-Index          2019       2.14        0.90 - 2.20         19.06 - 20.62
     Targeted Risk Sub-Account       2018       1.75        0.90 - 2.20       (9.22) - (8.02)
                                     2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)

  BHFTI MFS(R) Research              2019       1.35        0.89 - 2.35         25.33 - 27.55
     International Sub-Account       2018       1.98        0.89 - 2.35     (16.01) - (14.57)
                                     2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)

  BHFTI Morgan Stanley               2019         --        0.89 - 2.30         36.94 - 39.23
     Discovery Sub-Account           2018         --        0.89 - 2.30           7.63 - 9.43
                                     2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)

  BHFTI PanAgora Global              2019       3.24        0.90 - 2.20         19.34 - 20.90
     Diversified Risk Sub-Account    2018         --        0.90 - 2.20       (9.61) - (8.42)
                                     2017         --        0.90 - 2.20         10.15 - 11.59
                                     2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)

  BHFTI PIMCO Inflation              2019       3.39        0.90 - 2.35           3.20 - 7.30
     Protected Bond Sub-Account      2018       1.59        0.90 - 2.35       (4.69) - (3.29)
                                     2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)

  BHFTI PIMCO Total Return           2019       2.89        0.89 - 2.35           5.94 - 7.72
     Sub-Account                     2018       1.36        0.89 - 2.35       (2.56) - (0.86)
                                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)

  BHFTI Schroders Global             2019       1.47        0.90 - 2.35         18.67 - 20.40
     Multi-Asset Sub-Account         2018       1.69        0.90 - 2.35     (11.54) - (10.24)
                                     2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)

  BHFTI SSGA Emerging                2019         --        1.30 - 1.65           2.53 - 2.78
     Markets Enhanced Index
     Sub-Account
     (Commenced 4/29/2019)

  BHFTI SSGA Growth and              2019       2.32        0.90 - 2.35         16.83 - 18.54
     Income ETF Sub-Account          2018       2.32        0.90 - 2.35       (8.70) - (7.36)
                                     2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)

                                     118

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ----------------  -------------

  BHFTI SSGA Growth ETF        2019    22,661,159     16.95 - 20.84    431,106,427
     Sub-Account               2018    24,904,386     14.17 - 17.18    392,931,024
                               2017    28,040,270     15.90 - 18.99    492,240,056
                               2016    30,512,706     13.61 - 16.02    454,752,008
                               2015    32,991,663     13.03 - 15.12    467,274,058

  BHFTI T. Rowe Price Large    2019     8,304,152    54.61 - 210.76    730,034,657
     Cap Value Sub-Account     2018     9,073,593    44.13 - 167.68    635,360,934
                               2017    10,083,649    49.66 - 185.82    785,052,972
                               2016    11,082,070    43.41 - 159.87    747,778,790
                               2015    12,150,155    38.27 - 138.81    715,850,738

  BHFTI T. Rowe Price Mid Cap  2019    17,948,180     24.32 - 30.23    502,499,480
     Growth Sub-Account        2018    19,662,128     18.99 - 23.33    425,595,931
                               2017    22,282,585     19.87 - 23.52    500,453,764
                               2016    25,320,043     16.30 - 19.10    462,783,968
                               2015    27,786,712     15.70 - 18.22    485,654,167

  BHFTI TCW Core Fixed Income  2019        26,085     10.52 - 10.87        278,387
     Sub-Account               2018        30,719      9.86 - 10.12        305,946
     (Commenced 5/1/2015)      2017        34,566     10.02 - 10.21        348,809
                               2016        29,430      9.90 - 10.02        292,738
                               2015         7,421       9.84 - 9.87         73,169

  BHFTI Victory Sycamore Mid   2019     4,898,181      2.27 - 53.19    226,484,316
     Cap Value Sub-Account     2018     5,527,899      1.78 - 41.61    201,225,901
                               2017     6,509,324      2.00 - 46.73    267,404,967
                               2016     7,068,224      1.84 - 43.07    268,931,465
                               2015     7,308,379      1.61 - 37.62    244,281,850

  BHFTI Wells Capital          2019     4,369,039     26.25 - 32.95    129,231,837
     Management Mid Cap Value  2018     5,031,010     19.83 - 24.53    111,542,477
     Sub-Account               2017     5,092,444     23.42 - 28.55    132,288,989
                               2016     5,715,456     21.64 - 26.00    136,116,482
                               2015     6,513,771     19.57 - 23.18    139,196,313

  BHFTI Western Asset          2019    44,155,510     10.52 - 11.93    505,216,508
     Management Government     2018    47,610,656     10.02 - 11.20    513,955,358
     Income Sub-Account        2017    52,602,412     10.26 - 11.31    576,103,640
                               2016    59,975,014     10.24 - 11.12    648,755,946
                               2015    60,149,269     10.35 - 11.07    651,039,693

  BHFTII Baillie Gifford       2019    16,290,773      6.19 - 21.01    223,852,473
     International Stock       2018    18,628,820      4.72 - 16.05    196,377,713
     Sub-Account               2017    19,385,638      5.77 - 19.59    250,476,859
                               2016    22,804,816      4.33 - 14.68    221,819,744
                               2015    24,846,295      4.17 - 14.13    233,411,516

  BHFTII BlackRock Bond        2019     1,471,276     49.00 - 86.39     94,609,213
     Income Sub-Account        2018     1,262,721     45.72 - 79.37     74,443,334
                               2017     1,210,717     47.04 - 80.37     72,493,090
                               2016     1,269,349     46.30 - 77.89     74,475,330
                               2015     1,196,294     46.01 - 76.20     69,045,344

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI SSGA Growth ETF        2019       1.95        0.90 - 2.35          6.77 - 21.35
     Sub-Account               2018       2.03        0.90 - 2.35      (10.88) - (9.57)
                               2017       2.10        0.90 - 2.35         16.87 - 18.57
                               2016       2.14        0.90 - 2.35           4.40 - 5.92
                               2015       2.00        0.90 - 2.35       (4.58) - (3.19)

  BHFTI T. Rowe Price Large    2019       2.13        0.89 - 2.35         23.58 - 25.69
     Cap Value Sub-Account     2018       1.84        0.89 - 2.35      (11.28) - (9.76)
                               2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48

  BHFTI T. Rowe Price Mid Cap  2019       0.03        1.15 - 2.35         28.02 - 29.57
     Growth Sub-Account        2018         --        1.15 - 2.35       (4.48) - (1.94)
                               2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30

  BHFTI TCW Core Fixed Income  2019       3.40        0.90 - 1.60           6.67 - 7.42
     Sub-Account               2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     (Commenced 5/1/2015)      2017       1.56        0.90 - 1.60           1.19 - 1.90
                               2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2019       1.08        0.90 - 2.35         25.99 - 27.83
     Cap Value Sub-Account     2018       0.57        0.90 - 2.35     (12.25) - (10.96)
                               2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)

  BHFTI Wells Capital          2019       0.66        0.90 - 2.35         32.38 - 34.32
     Management Mid Cap Value  2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Sub-Account               2017       1.06        0.90 - 2.35           8.22 - 9.80
                               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)

  BHFTI Western Asset          2019       2.76        0.90 - 2.35           5.00 - 6.53
     Management Government     2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Income Sub-Account        2017       2.18        0.90 - 2.35           0.22 - 1.68
                               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                               2015       2.27        0.90 - 2.35       (1.90) - (0.47)

  BHFTII Baillie Gifford       2019       1.08        1.10 - 2.25         10.25 - 30.98
     International Stock       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     Sub-Account               2017       1.00        1.10 - 2.25         31.90 - 33.42
                               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)

  BHFTII BlackRock Bond        2019       3.53        0.89 - 2.30           7.17 - 8.85
     Income Sub-Account        2018       3.17        0.89 - 2.30         (2.79) - 0.93
                               2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)

                                     119

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        -----------  ----------------  --------------

  BHFTII BlackRock Capital        2019   28,653,659      1.24 - 97.26      52,690,823
     Appreciation Sub-Account     2018   12,135,301      0.95 - 73.87      26,500,659
                                  2017      510,906     22.58 - 72.77      16,273,783
                                  2016      584,767     17.21 - 54.82      14,098,982
                                  2015      579,182     17.56 - 55.26      14,301,142

  BHFTII BlackRock                2019   27,409,436      2.29 - 25.55     281,759,907
     Ultra-Short Term Bond        2018   28,914,668      2.28 - 25.31     290,964,126
     Sub-Account                  2017   28,762,874      2.27 - 25.15     293,895,134
                                  2016   33,915,071      2.28 - 25.22     343,711,226
                                  2015   39,040,662      2.31 - 25.42     398,590,779

  BHFTII Brighthouse Asset        2019    8,213,048     14.01 - 17.34     129,092,090
     Allocation 20 Sub-Account    2018    7,342,533     13.11 - 15.66     104,881,125
                                  2017    6,959,208     13.76 - 16.22     103,669,768
                                  2016    7,192,154     13.15 - 15.31     101,585,600
                                  2015    4,782,874     12.86 - 14.78      65,568,612

  BHFTII Brighthouse Asset        2019  180,564,815     15.32 - 19.09   3,134,940,152
     Allocation 40 Sub-Account    2018  202,906,702     13.57 - 16.83   3,095,758,853
                                  2017  233,277,672     14.53 - 17.77   3,782,892,946
                                  2016  266,351,270     13.44 - 16.21   3,966,089,283
                                  2015  297,958,878     12.97 - 15.25   4,248,132,666

  BHFTII Brighthouse Asset        2019  296,937,812     17.35 - 25.27   5,744,541,741
     Allocation 60 Sub-Account    2018  329,067,375     14.86 - 21.42   5,413,952,175
                                  2017  369,390,513     16.19 - 23.09   6,576,710,655
                                  2016  407,551,536     14.43 - 20.37   6,424,608,702
                                  2015  446,107,386     13.78 - 19.25   6,667,289,010

  BHFTII Brighthouse Asset        2019  260,378,401     18.44 - 27.86   5,359,706,005
     Allocation 80 Sub-Account    2018  289,237,581     15.24 - 22.79   4,888,889,937
                                  2017  320,858,282     16.97 - 25.11   5,997,031,325
                                  2016  353,810,551     14.56 - 21.32   5,638,281,052
                                  2015  388,323,652     13.77 - 19.96   5,814,030,390

  BHFTII Brighthouse/Artisan      2019    6,386,727     22.94 - 71.75     172,066,907
     Mid Cap Value Sub-Account    2018    6,972,807     19.02 - 58.50     154,625,972
                                  2017    7,979,852     22.49 - 68.00     207,336,567
                                  2016    9,275,939     20.44 - 60.81     217,144,062
                                  2015   10,052,598     17.04 - 49.89     194,979,851

  BHFTII                          2019    2,634,686     23.06 - 26.96      65,932,849
     Brighthouse/Dimensional      2018    2,801,946     19.18 - 22.11      57,864,977
     International Small Company  2017    2,741,436     24.71 - 28.09      72,337,511
     Sub-Account                  2016    2,814,983     19.38 - 21.73      57,869,934
                                  2015    3,198,853     18.74 - 20.72      63,108,799

  BHFTII Brighthouse/Wellington   2019   19,143,595     26.20 - 94.36     769,677,407
     Core Equity Opportunities    2018   22,089,432      6.76 - 72.71     689,411,811
     Sub-Account                  2017   26,398,229      6.84 - 73.43     831,306,119
                                  2016   29,665,645      5.82 - 62.22     787,903,717
                                  2015   26,356,637     17.28 - 58.48     527,700,755

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII BlackRock Capital        2019       0.09        0.89 - 2.30         29.83 - 31.67
     Appreciation Sub-Account     2018       0.09        0.89 - 2.30         (4.75) - 1.51
                                  2017       0.09        0.89 - 2.30         30.89 - 32.75
                                  2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34

  BHFTII BlackRock                2019       1.52        0.90 - 2.35         (0.49) - 1.02
     Ultra-Short Term Bond        2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Sub-Account                  2017       0.09        0.90 - 2.35       (1.70) - (0.21)
                                  2016         --        0.90 - 2.35       (2.21) - (0.75)
                                  2015         --        0.90 - 2.35       (2.32) - (0.27)

  BHFTII Brighthouse Asset        2019       2.10        0.90 - 2.35          9.14 - 10.74
     Allocation 20 Sub-Account    2018       2.15        0.90 - 2.20       (4.74) - (3.49)
                                  2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)

  BHFTII Brighthouse Asset        2019       2.17        0.90 - 2.35         12.91 - 14.56
     Allocation 40 Sub-Account    2018       1.99        0.90 - 2.35       (6.63) - (5.26)
                                  2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)

  BHFTII Brighthouse Asset        2019       1.94        0.90 - 2.35         16.65 - 18.35
     Allocation 60 Sub-Account    2018       1.64        0.90 - 2.35       (8.32) - (6.97)
                                  2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)

  BHFTII Brighthouse Asset        2019       1.75        0.90 - 2.35         20.85 - 22.62
     Allocation 80 Sub-Account    2018       1.31        0.90 - 2.35      (10.26) - (8.94)
                                  2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)

  BHFTII Brighthouse/Artisan      2019       0.53        0.89 - 2.35         20.57 - 22.65
     Mid Cap Value Sub-Account    2018       0.39        0.89 - 2.35     (15.44) - (11.05)
                                  2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)

  BHFTII                          2019       1.03        0.90 - 2.30          7.88 - 21.93
     Brighthouse/Dimensional      2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     International Small Company  2017       1.97        0.90 - 2.30         27.49 - 29.28
     Sub-Account                  2016       1.92        0.90 - 2.30           3.42 - 4.88
                                  2015       1.67        0.90 - 2.30           0.83 - 4.81

  BHFTII Brighthouse/Wellington   2019       1.52        0.89 - 2.35         27.73 - 29.78
     Core Equity Opportunities    2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Sub-Account                  2017       1.46        0.89 - 2.35         16.17 - 18.02
                                  2016       1.71        0.89 - 2.35           0.63 - 6.39
                                  2015       1.65        0.89 - 2.35         (0.11) - 4.18

                                     120

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------

  BHFTII Frontier Mid Cap         2019     2,377,524   26.50 - 113.55      71,039,365
     Growth Sub-Account           2018     2,592,967    20.42 - 86.47      59,173,615
                                  2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799

  BHFTII Jennison Growth          2019    15,069,529     8.00 - 40.97     536,292,750
     Sub-Account                  2018    16,632,803     6.11 - 31.20     453,769,065
                                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353

  BHFTII Loomis Sayles Small      2019       189,127    62.31 - 84.80      13,626,406
     Cap Core Sub-Account         2018       208,357    50.91 - 68.47      12,183,847
                                  2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644

  BHFTII Loomis Sayles Small      2019         8,434    27.34 - 30.58         239,196
     Cap Growth Sub-Account       2018        12,889    21.94 - 24.39         299,873
                                  2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707

  BHFTII MetLife Aggregate        2019    19,628,737     1.93 - 21.00     312,536,476
     Bond Index Sub-Account       2018    20,516,851     1.80 - 19.50     294,247,365
                                  2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645

  BHFTII MetLife Mid Cap          2019     4,540,665     4.07 - 44.58     162,973,154
     Stock Index Sub-Account      2018     4,807,176     3.28 - 35.71     136,815,747
                                  2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288

  BHFTII MetLife MSCI EAFE(R)     2019     7,920,621     1.84 - 20.38     119,450,654
     Index Sub-Account            2018     8,638,406     1.53 - 16.86     104,406,755
                                  2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951

  BHFTII MetLife Russell 2000(R)  2019     4,658,624     3.97 - 44.45     162,234,535
     Index Sub-Account            2018     4,827,070     3.20 - 35.70     134,269,548
                                  2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499

  BHFTII MetLife Stock Index      2019    19,891,745   11.35 - 128.00     676,951,950
     Sub-Account                  2018    21,350,722     8.76 - 98.47     561,844,816
                                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII Frontier Mid Cap         2019         --        1.15 - 2.35         29.75 - 31.32
     Growth Sub-Account           2018         --        1.15 - 2.35       (8.10) - (3.60)
                                  2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28

  BHFTII Jennison Growth          2019       0.21        0.90 - 2.35         29.42 - 31.31
     Sub-Account                  2018       0.12        0.90 - 2.35       (2.22) - (0.79)
                                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55

  BHFTII Loomis Sayles Small      2019         --        1.10 - 2.30         22.38 - 23.86
     Cap Core Sub-Account         2018         --        1.10 - 2.30     (13.33) - (12.27)
                                  2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)

  BHFTII Loomis Sayles Small      2019         --        0.90 - 1.50         24.63 - 25.38
     Cap Growth Sub-Account       2018         --        0.90 - 1.50       (1.22) - (0.62)
                                  2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52

  BHFTII MetLife Aggregate        2019       2.94        0.89 - 2.35           5.83 - 7.67
     Bond Index Sub-Account       2018       2.82        0.89 - 2.25       (2.72) - (1.06)
                                  2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)

  BHFTII MetLife Mid Cap          2019       1.17        0.89 - 2.35         22.62 - 24.83
     Stock Index Sub-Account      2018       1.05        0.89 - 2.35     (13.63) - (11.95)
                                  2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)

  BHFTII MetLife MSCI EAFE(R)     2019       2.49        0.89 - 2.25         18.87 - 20.85
     Index Sub-Account            2018       2.81        0.89 - 2.25     (16.05) - (14.68)
                                  2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)

  BHFTII MetLife Russell 2000(R)  2019       0.94        0.89 - 2.35         22.29 - 24.51
     Index Sub-Account            2018       0.88        0.89 - 2.35     (13.28) - (11.76)
                                  2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)

  BHFTII MetLife Stock Index      2019       1.97        0.89 - 2.90         27.29 - 29.99
     Sub-Account                  2018       1.62        0.89 - 2.90       (7.43) - (2.52)
                                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90

                                     121

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------

  BHFTII MFS(R) Total Return     2019       481,703   60.25 - 101.99      37,334,056
     Sub-Account                 2018       547,628    51.32 - 85.49      35,831,790
                                 2017       607,860    55.73 - 91.35      42,885,568
                                 2016       645,393    50.82 - 81.96      41,309,025
                                 2015       710,775    47.72 - 75.73      42,319,194

  BHFTII MFS(R) Value            2019     8,738,762    18.13 - 38.93     295,741,854
     Sub-Account                 2018     9,345,345    14.28 - 30.25     247,115,760
                                 2017    10,064,425    16.28 - 34.01     301,209,781
                                 2016    11,015,597    14.16 - 29.18     284,625,248
                                 2015    10,866,190    12.69 - 25.81     249,890,569

  BHFTII Neuberger Berman        2019     4,057,757    26.64 - 43.90     130,962,055
     Genesis Sub-Account         2018     4,313,161    21.08 - 34.16     109,306,453
                                 2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869

  BHFTII T. Rowe Price Large     2019    17,675,457   14.64 - 102.68     348,694,167
     Cap Growth Sub-Account      2018    16,833,803    11.33 - 79.82     259,939,693
                                 2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817

  BHFTII T. Rowe Price Small     2019       292,768    42.20 - 63.57      14,900,772
     Cap Growth Sub-Account      2018       312,692    32.46 - 48.17      12,116,876
                                 2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560

  BHFTII VanEck Global           2019     7,390,509     8.99 - 10.11      71,212,820
     Natural Resources           2018     6,884,892      8.17 - 9.10      59,956,248
     Sub-Account                 2017     7,083,667    11.74 - 12.93      88,061,334
                                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874

  BHFTII Western Asset           2019    26,453,474     3.95 - 42.60     958,728,263
     Management Strategic Bond   2018    29,089,667    24.90 - 37.54     937,917,920
     Opportunities Sub-Account   2017    31,331,458    26.57 - 39.37   1,066,892,358
                                 2016    32,852,094    25.20 - 36.70   1,050,068,498
                                 2015         6,545    27.92 - 31.04         195,310

  BHFTII Western Asset           2019    12,288,527    14.59 - 21.02     225,818,066
     Management U.S. Government  2018    12,864,119    14.12 - 20.05     226,871,420
     Sub-Account                 2017    13,730,177    14.36 - 20.09     244,111,008
                                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667

  BlackRock Global Allocation    2019       636,532    22.54 - 26.48      15,778,245
     V.I. Sub-Account            2018       327,579    19.51 - 22.69       6,984,006
                                 2017       128,262    22.44 - 24.78       2,999,343
                                 2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII MFS(R) Total Return     2019       2.21        0.89 - 2.30         17.40 - 19.30
     Sub-Account                 2018       2.15        0.89 - 2.30       (7.92) - (6.41)
                                 2017       2.39        0.89 - 2.30          9.68 - 11.45
                                 2016       2.77        0.89 - 2.30           6.50 - 8.23
                                 2015       2.49        0.89 - 2.30       (2.62) - (1.04)

  BHFTII MFS(R) Value            2019       1.74        0.89 - 2.35         26.83 - 28.98
     Sub-Account                 2018       1.31        0.89 - 2.35     (12.34) - (10.85)
                                 2017       1.88        0.89 - 2.35         14.86 - 16.96
                                 2016       2.08        0.89 - 2.35         11.45 - 13.38
                                 2015       2.49        0.89 - 2.35         (2.68) - 2.26

  BHFTII Neuberger Berman        2019       0.02        0.89 - 2.35         26.40 - 28.53
     Genesis Sub-Account         2018       0.12        0.89 - 2.35       (9.16) - (7.54)
                                 2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)

  BHFTII T. Rowe Price Large     2019       0.19        0.89 - 2.35         27.56 - 29.83
     Cap Growth Sub-Account      2018       0.21        0.89 - 2.35       (3.46) - (1.82)
                                 2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80

  BHFTII T. Rowe Price Small     2019       0.02        0.89 - 2.15         30.01 - 31.98
     Cap Growth Sub-Account      2018       0.05        0.89 - 2.15       (8.78) - (7.38)
                                 2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80

  BHFTII VanEck Global           2019       0.35        1.10 - 2.15          9.96 - 11.12
     Natural Resources           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Sub-Account                 2017         --        1.10 - 2.15       (2.85) - (1.82)
                                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)

  BHFTII Western Asset           2019       4.82        0.89 - 2.35         11.58 - 13.47
     Management Strategic Bond   2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Opportunities Sub-Account   2017       3.85        0.89 - 2.35           5.43 - 7.27
                                 2016       2.28        0.89 - 2.35           3.36 - 7.33
                                 2015       3.26        1.10 - 1.60       (3.56) - (2.23)

  BHFTII Western Asset           2019       2.52        0.90 - 2.35           3.32 - 4.83
     Management U.S. Government  2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Sub-Account                 2017       2.43        0.90 - 2.35         (0.68) - 0.77
                                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)

  BlackRock Global Allocation    2019       1.65        0.90 - 1.90         15.54 - 16.70
     V.I. Sub-Account            2018       1.44        0.90 - 1.90       (9.05) - (7.53)
                                 2017       1.29        0.90 - 1.60         11.91 - 12.69
                                 2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)

                                     122

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------

  DWS CROCI(R) International    2019     1,122,507      7.95 - 9.70      10,880,644
     VIP Sub-Account            2018     1,189,127      6.59 - 8.07       9,594,320
                                2017     1,302,718      7.77 - 9.56      12,446,509
                                2016     1,416,905      6.42 - 7.94      11,250,311
                                2015     1,563,760      7.92 - 7.99      12,496,599

  Federated High Income Bond    2019           168            12.86           2,163
     Sub-Account                2018           168            11.39           1,915
                                2017           168            11.94           2,008
                                2016         2,435            11.32          27,574
                                2015         2,503            10.00          25,030

  Federated Kaufman             2019         5,211            15.26          79,542
     Sub-Account                2018         5,211            11.57          60,276
                                2017         5,219            11.30          58,964
                                2016         5,331             8.93          47,589
                                2015         5,491             8.73          47,958

  Fidelity(R) VIP Asset         2019     3,194,131    19.14 - 20.76      61,629,331
     Manager Sub-Account        2018     3,584,269    16.41 - 17.71      59,276,315
                                2017     4,080,387    17.58 - 18.88      72,267,994
                                2016     4,493,375    15.61 - 16.70      70,694,332
                                2015     4,920,853    15.35 - 16.34      76,132,122

  Fidelity(R) VIP Contrafund    2019    16,768,389    9.33 - 110.40     595,706,150
     Sub-Account                2018    18,483,447     7.22 - 84.79     516,822,732
                                2017    20,143,633     7.85 - 91.54     625,750,850
                                2016    21,259,478     6.55 - 75.90     573,685,439
                                2015    21,653,047     6.17 - 71.00     581,923,231

  Fidelity(R) VIP               2019       162,042            26.06       4,222,728
     Equity-Income Sub-Account  2018       188,322            20.74       3,905,060
                                2017       216,963            22.93       4,975,328
                                2016       230,181            20.60       4,741,279
                                2015       280,187            17.70       4,959,137

  Fidelity(R) VIP               2019   228,385,067    15.79 - 16.12   3,641,358,822
     FundsManager 50%           2018   275,172,032    13.67 - 13.93   3,795,963,053
     Sub-Account                2017   316,884,820    14.72 - 14.98   4,703,906,420
                                2016   339,562,460    13.13 - 13.34   4,491,693,357
                                2015   340,402,591    12.86 - 13.05   4,406,702,675

  Fidelity(R) VIP               2019   137,434,051    15.58 - 15.87   2,158,471,132
     FundsManager 60%           2018   161,436,447    13.20 - 13.42   2,146,738,120
     Sub-Account                2017   191,801,626    14.40 - 14.62   2,781,261,557
                                2016   250,989,708    12.56 - 12.74   3,173,600,531
                                2015   299,646,067    12.24 - 12.39   3,688,709,449

  Fidelity(R) VIP Government    2019     2,360,205      6.78 - 7.71      16,263,289
     Money Market Sub-Account   2018     2,554,414      6.74 - 7.62      17,486,552
                                2017     2,578,960     6.72 - 10.03      17,602,157
                                2016     2,758,925     6.77 - 10.16      18,955,221
                                2015     5,764,747     6.85 - 10.34      49,654,013

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  DWS CROCI(R) International    2019       3.04        0.89 - 1.40         20.08 - 20.69
     VIP Sub-Account            2018      1.06         0.89 - 1.40     (15.59) - (15.16)
                                2017      7.00         0.89 - 1.40         20.27 - 20.89
                                2016     10.65         0.89 - 1.40       (0.66) - (0.15)
                                2015      4.14         1.35 - 1.40       (6.80) - (6.75)

  Federated High Income Bond    2019       6.03               1.40                 12.95
     Sub-Account                2018      7.96                1.40                (4.64)
                                2017     22.71                1.40                  5.46
                                2016      6.17                1.40                 13.22
                                2015      5.62                1.40                (3.93)

  Federated Kaufman             2019         --               1.40                 31.96
     Sub-Account                2018        --                1.40                  2.39
                                2017        --                1.40                 26.55
                                2016        --                1.40                  2.22
                                2015        --                1.40                  4.90

  Fidelity(R) VIP Asset         2019       1.71        0.89 - 1.40         16.61 - 17.20
     Manager Sub-Account        2018      1.62         0.89 - 1.40       (6.67) - (6.19)
                                2017      1.84         0.89 - 1.40         12.52 - 13.10
                                2016      1.45         0.89 - 1.40           1.64 - 2.16
                                2015      1.53         0.89 - 1.40       (1.25) - (0.75)

  Fidelity(R) VIP Contrafund    2019       0.36        0.89 - 2.25         28.53 - 30.41
     Sub-Account                2018      0.60         0.89 - 2.25       (8.58) - (7.21)
                                2017      0.91         0.89 - 2.25         19.06 - 20.80
                                2016      0.74         0.89 - 2.25           5.15 - 7.05
                                2015      0.94         0.89 - 2.25       (1.68) - (0.22)

  Fidelity(R) VIP               2019       1.96               1.40                 25.67
     Equity-Income Sub-Account  2018      2.21                1.40                (9.57)
                                2017      1.70                1.40                 11.33
                                2016      2.16                1.40                 16.38
                                2015      3.11                1.40                (5.30)

  Fidelity(R) VIP               2019       1.60        1.90 - 2.05         15.50 - 15.67
     FundsManager 50%           2018      1.34         1.90 - 2.05       (7.14) - (7.00)
     Sub-Account                2017      1.14         1.90 - 2.05         12.14 - 12.31
                                2016      1.24         1.90 - 2.05           2.11 - 2.26
                                2015      1.25         1.90 - 2.05       (1.89) - (1.75)

  Fidelity(R) VIP               2019       1.47        1.90 - 2.05         18.04 - 18.22
     FundsManager 60%           2018      1.16         1.90 - 2.05       (8.35) - (8.21)
     Sub-Account                2017      0.99         1.90 - 2.05         14.62 - 14.79
                                2016      1.14         1.90 - 2.05           2.66 - 2.82
                                2015      1.05         1.90 - 2.05       (1.63) - (1.48)

  Fidelity(R) VIP Government    2019       2.00        0.89 - 1.40           0.60 - 1.11
     Money Market Sub-Account   2018      1.64         0.89 - 1.40           0.23 - 0.75
                                2017      0.67         0.89 - 2.05       (1.39) - (0.22)
                                2016      0.18         0.89 - 2.05       (1.85) - (0.68)
                                2015      0.02         0.89 - 2.05       (2.02) - (0.86)

                                     123

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    -----------  ----------------  --------------

  Fidelity(R) VIP Growth      2019    4,727,832     40.25 - 43.52     192,447,150
     Sub-Account              2018    5,216,221     30.39 - 32.69     160,226,256
                              2017    5,678,425     30.88 - 33.04     177,086,628
                              2016    6,179,280     23.17 - 24.67     144,530,563
                              2015    6,842,558     23.31 - 24.69     160,925,919

  Fidelity(R) VIP Index 500   2019    1,603,022     40.39 - 44.22      65,492,854
     Sub-Account              2018    1,773,192     31.52 - 33.96      55,902,972
                              2017    1,974,819     33.45 - 35.88      66,077,861
                              2016    2,222,100     27.86 - 29.74      61,915,726
                              2015    2,464,560     25.24 - 26.83      62,224,177

  Fidelity(R) VIP Mid Cap     2019    4,886,437     69.72 - 85.13     380,021,877
     Sub-Account              2018    5,255,869     57.69 - 69.78     336,722,689
                              2017    5,822,703     68.99 - 82.66     444,177,834
                              2016    6,382,115     58.33 - 69.23     409,695,192
                              2015    6,898,177     53.12 - 62.44     401,284,587

  Fidelity(R) VIP Overseas    2019      265,333     14.85 - 16.89       4,148,762
     Sub-Account              2018      290,819     11.76 - 13.38       3,608,965
                              2017      307,530     13.96 - 15.91       4,543,644
                              2016      333,151     10.84 - 12.36       3,832,068
                              2015      376,022     11.55 - 13.19       4,615,792

  FTVIPT Franklin Income VIP  2019    2,999,443     57.34 - 85.72     225,606,636
     Sub-Account              2018    3,323,429     50.53 - 74.56     218,572,330
                              2017    3,717,519     54.01 - 78.66     259,462,703
                              2016    4,031,843     50.36 - 72.41     260,175,136
                              2015    4,415,184     45.17 - 64.11     253,302,116

  FTVIPT Franklin Mutual      2019    2,999,205     33.25 - 41.44     112,291,753
     Shares VIP Sub-Account   2018    3,418,001     27.65 - 34.13     105,943,384
                              2017    3,858,849     30.99 - 37.89     133,542,917
                              2016    4,164,982     29.15 - 35.30     134,905,092
                              2015    4,536,450     25.60 - 30.71     128,211,487

  FTVIPT Franklin Small Cap   2019    5,964,676     18.03 - 45.97     116,737,127
     Value VIP Sub-Account    2018    6,690,072      1.59 - 36.86     104,045,294
                              2017    7,335,249      1.85 - 42.86     131,376,313
                              2016    7,878,700      1.69 - 39.24     128,270,987
                              2015    8,783,442      1.31 - 13.07     110,998,636

  FTVIPT Templeton Foreign    2019    1,989,221     14.43 - 34.12      64,988,370
     VIP Sub-Account          2018    1,992,730     13.05 - 30.84      58,848,718
                              2017    1,993,298     15.72 - 37.10      70,683,455
                              2016    2,245,781     13.71 - 32.34      68,504,762
                              2015    2,282,942     13.03 - 30.69      66,002,305

  FTVIPT Templeton Global     2019    9,652,416     17.50 - 20.91     185,378,619
     Bond VIP Sub-Account     2018   10,293,632     17.46 - 20.70     196,643,947
                              2017   10,914,647     17.44 - 20.50     207,536,185
                              2016   11,303,555     17.42 - 20.30     213,840,331
                              2015   11,945,145     17.38 - 19.91     222,633,715

                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  Fidelity(R) VIP Growth      2019       0.26        0.89 - 1.40         32.45 - 33.12
     Sub-Account              2018       0.24        0.89 - 1.40       (1.56) - (1.06)
                              2017       0.22        0.89 - 1.40         33.26 - 33.94
                              2016       0.04        0.89 - 1.40       (0.60) - (0.09)
                              2015       0.25        0.89 - 1.40           5.68 - 6.23

  Fidelity(R) VIP Index 500   2019       1.94        0.89 - 1.40         29.52 - 30.19
     Sub-Account              2018       1.82        0.89 - 1.35       (5.78) - (5.34)
                              2017       1.77        0.89 - 1.35         20.09 - 20.64
                              2016       1.44        0.89 - 1.35         10.36 - 10.87
                              2015       1.93        0.89 - 1.35         (0.02) - 0.44

  Fidelity(R) VIP Mid Cap     2019       0.67        0.95 - 1.90         20.85 - 22.01
     Sub-Account              2018       0.40        0.95 - 1.90     (16.39) - (15.58)
                              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)

  Fidelity(R) VIP Overseas    2019       1.70        1.15 - 1.40         25.99 - 26.31
     Sub-Account              2018       1.54        1.15 - 1.40     (16.00) - (15.79)
                              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44

  FTVIPT Franklin Income VIP  2019       5.37        0.95 - 2.25         13.48 - 14.96
     Sub-Account              2018       4.83        0.95 - 2.25       (6.45) - (5.21)
                              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)

  FTVIPT Franklin Mutual      2019       1.79        0.95 - 1.90         20.27 - 21.41
     Shares VIP Sub-Account   2018       2.34        0.95 - 1.90      (10.79) - (9.93)
                              2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)

  FTVIPT Franklin Small Cap   2019       1.06        0.95 - 1.80         24.09 - 25.15
     Value VIP Sub-Account    2018       0.89        0.95 - 1.80     (14.44) - (13.70)
                              2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)

  FTVIPT Templeton Foreign    2019       1.72        1.55 - 2.30          9.97 - 10.80
     VIP Sub-Account          2018       2.63        1.55 - 2.30     (17.38) - (16.75)
                              2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)

  FTVIPT Templeton Global     2019       7.08        0.95 - 1.80           0.19 - 1.05
     Bond VIP Sub-Account     2018         --        0.95 - 1.80           0.11 - 0.97
                              2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)

                                     124

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------

  Invesco Oppenheimer V.I.     2019           560             5.26           2,945
     Government Money          2018           585             5.25           3,069
     Sub-Account               2017           613             5.25           3,219
                               2016           640             5.30           3,396
                               2015           668             5.38           3,592

  Invesco Oppenheimer V.I.     2019     2,554,137    23.91 - 41.67      98,399,913
     Main Street Small Cap     2018     2,862,403    19.17 - 33.35      88,702,351
     Sub-Account               2017     3,322,847    21.68 - 37.64     116,688,023
                               2016     3,684,082    19.26 - 33.36     115,192,944
                               2015     4,053,883    16.54 - 28.62     109,248,990

  Invesco Oppenheimer V.I.     2019         1,395            12.13          16,930
     Main Street Sub-Account   2018         1,395             9.32          12,998
                               2017        11,112            10.26         113,981
                               2016        11,492             8.90         102,246
                               2015        12,936             8.08         104,564

  Invesco V.I. American        2019           227            13.28           3,018
     Franchise Sub-Account     2018           227             9.85           2,238
                               2017         1,440            10.37          14,923
                               2016         1,514             8.25          12,495
                               2015         1,825             8.19          14,936

  Invesco V.I. Core Equity     2019        15,110             8.56         129,391
     Sub-Account               2018        16,354             6.73         110,127
                               2017        17,258             7.54         130,081
                               2016        25,350             6.75         171,207
                               2015        27,589             6.21         171,366

  Invesco V.I. Equity and      2019    21,646,824     8.30 - 29.92     601,877,078
     Income Sub-Account        2018    23,855,831     6.99 - 25.17     560,935,776
                               2017    25,769,702     7.84 - 28.15     681,403,273
                               2016    27,024,285     7.16 - 25.65     654,269,917
                               2015    28,966,281     6.30 - 22.55     619,311,840

  Invesco V.I. International   2019     6,222,306    11.06 - 42.06     233,711,133
     Growth Sub-Account        2018     7,312,222     8.72 - 33.11     217,298,662
                               2017     7,575,169    10.40 - 39.43     269,423,754
                               2016     8,293,250     8.57 - 32.43     243,849,630
                               2015     8,534,492     8.74 - 32.97     256,390,780

  Ivy VIP Asset Strategy       2019        15,461    17.82 - 20.15         302,322
     Sub-Account               2018        16,591    14.87 - 16.73         269,339
                               2017        19,310    15.98 - 17.89         332,996
                               2016        15,823    13.72 - 15.29         233,181
                               2015        20,900    14.31 - 15.87         317,700

  LMPVET ClearBridge Variable  2019     9,742,083    20.98 - 39.17     313,070,784
     Aggressive Growth         2018    10,306,862    17.15 - 31.62     274,064,297
     Sub-Account               2017    10,637,575    19.13 - 34.83     321,469,898
                               2016    10,932,298    16.82 - 30.24     293,536,621
                               2015    11,091,987    16.99 - 30.16     300,878,534

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  Invesco Oppenheimer V.I.     2019       1.70                1.40                 0.29
     Government Money          2018       1.34                1.40               (0.06)
     Sub-Account               2017       0.38                1.40               (1.00)
                               2016         --                1.40               (1.38)
                               2015         --                1.40               (1.38)

  Invesco Oppenheimer V.I.     2019         --         0.95 - 1.80        23.88 - 24.94
     Main Street Small Cap     2018       0.06         0.95 - 1.80    (12.14) - (11.39)
     Sub-Account               2017       0.65         0.95 - 1.80        11.88 - 12.84
                               2016       0.25         0.95 - 1.80        12.92 - 16.56
                               2015       0.64         0.95 - 1.75      (7.72) - (6.98)

  Invesco Oppenheimer V.I.     2019       1.06                1.40                30.25
     Main Street Sub-Account   2018       1.18                1.40               (9.17)
                               2017       1.25                1.40                15.29
                               2016       1.14                1.40                10.07
                               2015       0.92                1.40                 1.89

  Invesco V.I. American        2019         --                1.40                34.86
     Franchise Sub-Account     2018         --                1.40               (4.97)
                               2017       0.08                1.40                25.58
                               2016         --                1.40                 0.85
                               2015         --                1.40                 3.55

  Invesco V.I. Core Equity     2019       0.94                1.40                27.17
     Sub-Account               2018       0.90                1.40              (10.66)
                               2017       0.96                1.40                11.61
                               2016       0.76                1.40                 8.73
                               2015       1.05                1.40               (7.08)

  Invesco V.I. Equity and      2019       2.28         0.95 - 1.90        17.75 - 18.87
     Income Sub-Account        2018       1.97         0.95 - 1.90    (11.44) - (10.59)
                               2017       1.45         0.95 - 1.90          8.70 - 9.74
                               2016       1.64         0.95 - 1.90        10.31 - 13.75
                               2015       2.30         0.95 - 1.90      (4.42) - (3.51)

  Invesco V.I. International   2019       1.26         0.95 - 1.80        25.95 - 27.03
     Growth Sub-Account        2018       1.81         0.95 - 1.80    (16.73) - (16.01)
                               2017       1.24         0.95 - 1.80        20.54 - 21.57
                               2016       1.17         0.95 - 1.80      (4.75) - (1.64)
                               2015       1.28         0.95 - 1.75      (4.31) - (3.54)

  Ivy VIP Asset Strategy       2019       2.05         1.10 - 1.60        19.85 - 20.45
     Sub-Account               2018       1.73         1.10 - 1.60      (6.95) - (6.48)
                               2017       1.66         1.10 - 1.60        16.40 - 16.98
                               2016       0.56         1.10 - 1.60      (4.11) - (3.63)
                               2015       0.36         1.10 - 1.60      (9.80) - (9.35)

  LMPVET ClearBridge Variable  2019       0.93         0.95 - 2.30        22.23 - 23.89
     Aggressive Growth         2018       0.58         0.95 - 2.30     (10.44) - (9.22)
     Sub-Account               2017       0.49         0.95 - 2.30        13.65 - 15.19
                               2016       0.65         0.95 - 2.30        (1.10) - 4.06
                               2015       0.35         0.95 - 2.30      (3.97) - (2.66)

                                     125

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------

  LMPVET ClearBridge Variable     2019     7,974,959    15.07 - 92.27     440,731,484
     Appreciation Sub-Account     2018     8,114,870    11.85 - 71.73     393,172,143
                                  2017     7,854,907    12.31 - 73.70     452,130,395
                                  2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007

  LMPVET ClearBridge Variable     2019     6,996,832    20.21 - 35.10     225,020,223
     Dividend Strategy            2018     7,795,080    15.72 - 26.97     193,406,499
     Sub-Account                  2017     8,474,807    16.91 - 28.66     224,472,939
                                  2016     8,906,934    14.51 - 24.31     200,725,348
                                  2015     9,391,848    12.92 - 21.38     186,422,315

  LMPVET ClearBridge Variable     2019        57,901    38.19 - 43.97       2,392,450
     Large Cap Growth             2018        69,686    29.52 - 33.77       2,215,534
     Sub-Account                  2017       101,448    30.17 - 34.28       3,261,658
                                  2016       121,433    23.83 - 27.67       3,173,371
                                  2015       156,000    22.70 - 26.15       3,887,858

  LMPVET ClearBridge Variable     2019       235,436    28.47 - 33.92       7,569,792
     Large Cap Value Sub-Account  2018       232,863    22.61 - 26.72       5,902,416
                                  2017       248,434    25.39 - 29.77       7,016,572
                                  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321

  LMPVET ClearBridge Variable     2019     3,412,090    20.24 - 51.30     128,119,129
     Small Cap Growth             2018     3,317,005    16.28 - 40.82     104,196,797
     Sub-Account                  2017     3,504,028    16.06 - 39.84     113,694,790
                                  2016     3,770,232    13.20 - 32.37     102,811,126
                                  2015     3,817,761    21.51 - 30.88     101,595,917

  LMPVET QS Variable              2019     1,180,673    25.32 - 31.48      33,753,890
     Conservative Growth          2018     1,337,369    21.99 - 27.08      33,045,053
     Sub-Account                  2017     1,529,846    23.45 - 28.60      40,132,539
                                  2016     1,657,879    21.04 - 25.43      38,835,887
                                  2015     1,731,301    19.96 - 23.89      38,239,774

  LMPVET QS Variable Growth       2019     2,720,954    24.17 - 30.05      74,124,103
     Sub-Account                  2018     3,186,503    20.10 - 24.75      71,918,076
                                  2017     3,596,291    22.28 - 27.17      89,558,223
                                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315

  LMPVET QS Variable Moderate     2019        24,153    23.68 - 25.96         608,135
     Growth Sub-Account           2018        25,741    20.04 - 21.88         547,294
                                  2017        34,884    21.80 - 23.70         803,869
                                  2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408

  LMPVIT Western Asset            2019     3,260,422    18.58 - 31.22      86,687,811
     Variable Global High Yield   2018     3,297,946    16.59 - 27.55      80,253,026
     Bond Sub-Account             2017     3,326,625    17.63 - 28.95      87,572,384
                                  2016     3,567,957    16.56 - 26.90      87,930,944
                                  2015     4,003,585    18.50 - 23.49      86,641,483

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  LMPVET ClearBridge Variable     2019       1.32        0.95 - 2.30         26.91 - 28.64
     Appreciation Sub-Account     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
                                  2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64

  LMPVET ClearBridge Variable     2019       1.32        0.95 - 2.30         28.60 - 30.17
     Dividend Strategy            2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Sub-Account                  2017       1.35        0.95 - 2.30         16.47 - 17.89
                                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)

  LMPVET ClearBridge Variable     2019       0.34        1.50 - 2.15         29.35 - 30.19
     Large Cap Growth             2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Sub-Account                  2017       0.22        1.50 - 2.15         23.10 - 23.90
                                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16

  LMPVET ClearBridge Variable     2019       1.73        1.50 - 2.30         25.95 - 26.96
     Large Cap Value Sub-Account  2018       1.50        1.50 - 2.30     (10.96) - (10.24)
                                  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)

  LMPVET ClearBridge Variable     2019         --        0.95 - 2.30         23.99 - 25.67
     Small Cap Growth             2018         --        0.95 - 2.30           1.07 - 2.45
     Sub-Account                  2017         --        0.95 - 2.30         21.45 - 23.09
                                  2016         --        0.95 - 2.30           3.40 - 9.41
                                  2015         --        0.95 - 2.30       (6.55) - (5.28)

  LMPVET QS Variable              2019       2.05        0.95 - 1.90         15.16 - 16.26
     Conservative Growth          2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Sub-Account                  2017       2.35        0.95 - 1.90         11.42 - 12.48
                                  2016       2.42        0.95 - 1.90           5.41 - 6.42
                                  2015       1.95        0.95 - 1.90       (3.05) - (2.12)

  LMPVET QS Variable Growth       2019       1.48        0.95 - 1.90         20.27 - 21.42
     Sub-Account                  2018       2.54        0.95 - 1.90       (9.78) - (8.92)
                                  2017       1.79        0.95 - 1.90         17.10 - 18.21
                                  2016       1.45        0.95 - 1.90           6.46 - 7.47
                                  2015       1.33        0.95 - 1.90       (4.07) - (3.16)

  LMPVET QS Variable Moderate     2019       1.68        1.50 - 1.90         18.16 - 18.64
     Growth Sub-Account           2018       2.09        1.50 - 1.90       (8.05) - (7.68)
                                  2017       1.91        1.50 - 1.90         14.54 - 14.99
                                  2016       1.85        1.50 - 1.90           5.96 - 6.39
                                  2015       1.47        1.50 - 1.90       (3.64) - (3.25)

  LMPVIT Western Asset            2019       5.23        0.95 - 2.30         11.78 - 13.30
     Variable Global High Yield   2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Bond Sub-Account             2017       5.18        0.95 - 2.30           6.19 - 7.63
                                  2016       6.08        0.95 - 2.30          8.61 - 14.51
                                  2015       5.96        0.95 - 2.30       (7.98) - (6.73)

                                     126

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------

  MFS(R) VIT Investors Trust     2019           273            12.57           3,435
     Sub-Account                 2018           273             9.69           2,648
                                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875

  MFS(R) VIT New Discovery       2019           331            22.54           7,457
     Sub-Account                 2018           493            16.13           7,947
                                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288

  MFS(R) VIT Research            2019         1,745            13.67          23,856
     Sub-Account                 2018         1,848            10.43          19,274
                                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211

  Morgan Stanley VIF Global      2019        36,351    14.59 - 16.09         564,376
     Infrastructure Sub-Account  2018        37,631    11.59 - 12.72         462,118
                                 2017        40,450    12.79 - 14.46         545,195
                                 2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685

  Neuberger Berman Genesis       2019           181            36.12           6,523
     Sub-Account                 2018           181            28.18           5,089
                                 2017           181            30.49           5,505
                                 2016           246            26.63           6,564
                                 2015           317            22.76           7,222

  PIMCO VIT                      2019        60,126      6.60 - 6.77         403,171
     CommodityRealReturn(R)      2018        61,287      6.04 - 6.17         375,089
     Strategy Sub-Account        2017        64,010      7.17 - 7.28         463,243
                                 2016        64,637      7.15 - 7.22         464,850
                                 2015        39,333      6.34 - 6.37         250,085

  PIMCO VIT Dynamic Bond         2019        57,085    10.38 - 10.65         599,981
     Sub-Account                 2018        53,631    10.08 - 10.29         546,932
                                 2017        55,031    10.17 - 10.33         564,134
                                 2016        56,423      9.87 - 9.98         560,051
                                 2015        29,245      9.61 - 9.66         281,863

  PIMCO VIT Emerging Markets     2019        68,327    11.55 - 11.91         806,754
     Bond Sub-Account            2018        79,304    10.26 - 10.51         827,015
                                 2017        82,983    10.98 - 11.17         921,470
                                 2016        62,989    10.18 - 10.29         645,743
                                 2015        44,282      9.16 - 9.21         406,796

  Pioneer VCT Mid Cap Value      2019     1,018,436    48.69 - 62.43      56,933,322
     Sub-Account                 2018     1,148,743    38.76 - 49.20      50,850,983
                                 2017     1,243,008    49.10 - 61.71      69,380,389
                                 2016     1,342,318    44.36 - 55.19      67,321,539
                                 2015     1,461,366    38.92 - 47.94      63,990,328

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  MFS(R) VIT Investors Trust     2019       0.69               1.40                 29.75
     Sub-Account                 2018      0.57                1.40                (6.81)
                                 2017      0.61                1.40                 21.64
                                 2016      0.86                1.40                  7.08
                                 2015      0.92                1.40                (1.18)

  MFS(R) VIT New Discovery       2019         --               1.40                 39.73
     Sub-Account                 2018        --                1.40                (2.85)
                                 2017        --                1.40                 24.90
                                 2016        --                1.40                  7.54
                                 2015        --                1.40                (3.25)

  MFS(R) VIT Research            2019       0.77               1.40                 31.10
     Sub-Account                 2018      0.70                1.40                (5.71)
                                 2017      1.34                1.40                 21.66
                                 2016      0.78                1.40                  7.22
                                 2015      0.73                1.40                (0.60)

  Morgan Stanley VIF Global      2019       2.58        1.10 - 1.60         25.84 - 26.47
     Infrastructure Sub-Account  2018      2.79         1.10 - 1.60       (9.36) - (8.90)
                                 2017      2.19         0.90 - 1.60         10.76 - 11.54
                                 2016      2.10         0.90 - 1.60         13.14 - 13.94
                                 2015      1.43         0.90 - 1.60     (15.25) - (12.01)

  Neuberger Berman Genesis       2019       0.01               0.89                 28.18
     Sub-Account                 2018      0.01                0.89                (7.57)
                                 2017      0.08                0.89                 14.48
                                 2016      0.06                0.89                 17.01
                                 2015      0.05                0.89                (0.74)

  PIMCO VIT                      2019       3.99        1.10 - 1.60           9.22 - 9.77
     CommodityRealReturn(R)      2018      1.82         1.10 - 1.60     (15.70) - (15.27)
     Strategy Sub-Account        2017     10.97         1.10 - 1.60           0.32 - 0.82
                                 2016      0.90         1.10 - 1.60         12.80 - 13.37
                                 2015      2.13         1.10 - 1.60     (27.09) - (26.72)

  PIMCO VIT Dynamic Bond         2019       2.48        1.10 - 1.60           2.96 - 3.48
     Sub-Account                 2018      2.37         1.10 - 1.60       (0.88) - (0.38)
                                 2017      1.41         1.10 - 1.60           3.04 - 3.55
                                 2016      1.42         1.10 - 1.60           2.77 - 3.28
                                 2015      4.52         1.10 - 1.60       (3.52) - (3.04)

  PIMCO VIT Emerging Markets     2019       4.12        0.95 - 1.60         12.61 - 13.34
     Bond Sub-Account            2018      3.82         0.95 - 1.60       (6.53) - (5.92)
                                 2017      4.77         0.95 - 1.60           7.81 - 8.51
                                 2016      4.97         0.95 - 1.60         11.18 - 11.91
                                 2015      5.03         1.10 - 1.60       (4.08) - (3.60)

  Pioneer VCT Mid Cap Value      2019       1.07        0.95 - 1.95         25.61 - 26.87
     Sub-Account                 2018      0.46         0.95 - 1.95     (21.06) - (20.26)
                                 2017      0.62         0.95 - 1.95         10.70 - 11.80
                                 2016      0.47         0.95 - 1.95         10.51 - 15.13
                                 2015      0.55         0.95 - 1.95       (8.16) - (7.24)

                                     127

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------

  Pioneer VCT Real Estate      2019         6,239    33.27 - 38.50         219,146
     Shares Sub-Account        2018         7,520    26.52 - 30.46         211,095
                               2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901

  T. Rowe Price Government     2019        11,183            17.34         193,886
     Money Sub-Account         2018        10,481            17.17         179,949
                               2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039

  T. Rowe Price Growth Stock   2019        31,786           267.45       8,501,333
     Sub-Account               2018        34,907           206.26       7,200,178
                               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976

  T. Rowe Price International  2019        25,828            21.33         550,911
     Stock Sub-Account         2018        26,491            16.83         445,745
                               2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754

  TAP 1919 Variable Socially   2019         3,561    51.50 - 57.53         197,619
     Responsive Balanced       2018         3,756    41.43 - 46.09         167,444
     Sub-Account               2017         3,165    42.63 - 47.23         146,640
                               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------

  Pioneer VCT Real Estate      2019       1.87        1.20 - 1.95        25.44 - 26.39
     Shares Sub-Account        2018       2.45        1.20 - 1.95      (9.33) - (8.65)
                               2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27

  T. Rowe Price Government     2019       1.86               0.89                 0.98
     Money Sub-Account         2018       1.39               0.89                 0.58
                               2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)

  T. Rowe Price Growth Stock   2019       0.20               0.89                29.66
     Sub-Account               2018       0.16               0.89               (1.91)
                               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87

  T. Rowe Price International  2019       2.44               0.89                26.76
     Stock Sub-Account         2018       1.39               0.89              (14.73)
                               2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)

  TAP 1919 Variable Socially   2019       0.96        1.50 - 1.90        24.32 - 24.82
     Responsive Balanced       2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Sub-Account               2017       1.00        1.50 - 1.90        14.55 - 15.01
                               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

9. SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     128
Module

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2019.
3. Statements of Operations for the year ended December 31, 2019.
4. Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2019 and 2018.
3. Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017.
5. Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.
	(ii)	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
2.	Not Applicable.
3.	(i) (a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009) (2) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 1 to Form N-4 (File Nos.333-152199 and 811-21262) electronically filed on April 8, 2009.
	(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.

(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (18) Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778 and 811-21262, filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (17) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) electronically filed on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (20) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement (24) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Form 226R1 Contract (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(ii)	Form 226R1 Certificate and Riders (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(iii)	Contract Loan Endorsement (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(iv)	Loan Endorsement (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(v)	Individual Retirement Annuity Endorsement (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(vi)	Tax Sheltered Annuity Endorsement (MLIU-398-3 (12/08)) (13) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) electronically filed on March 22, 2011.
(vii)	MetLife Insurance Company USA 457(B) Plan Endorsement (Governmental and Tax-Exempt). (MLIU-457-2 (5/11) (16) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 13, 2012.
(viii)	Endorsement (Name Change -- effective March 1, 2001) (MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI -- 2023 (6) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.
(ix)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(x)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (20) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.
5.	Form of Enrollment Form (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(ii)	Copy of the Bylaws of the Company (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.

(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (19) Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company (19) Incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (22) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (23) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)	Participation Agreement among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. effective November 17, 2014 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(ii) (a)	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28, 2008.) (7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 7, 2009.
(b)	Amendment dated April 30, 2010 (8) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 3 to Form N-4 (File Nos.333-152194 and 811-21262) electronically filed on April 5, 2011.
(c)	Amendment No. 7 to the Participation Agreement between MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective November 17, 2014 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(d)	Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (21) Incorporated herein by reference to Brighthouse Separate Account Eleven’s Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(e)	Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (21) Incorporated herein by reference to Brighthouse Separate Account Eleven’s Post-Effective Amendment No. 26 on Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(f)	Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017) (25) Incorporated herein by reference to Brighthouse Separate Account Eleven’s Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iii) (a)	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (12) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 7, 2009.

(b)	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)
(c)	Amendment effective November 17, 2014 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(iv) (a)	Amended and Restated Participation Agreement among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (7) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 7, 2009.
(b)	Summary Prospectus Agreement (8) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 5, 2011.
(c)	Amendments effective November 17, 2014 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(d)	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (19) Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 5, 2017.
(e)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017) (26) Incorporated herein by reference to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) electronically filed on April 25, 2018.
(v) (a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution) Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (14) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed on April 6, 2006.
(b)	First Amendment dated May 1, 2009 (10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 4, 2012.
(c)	Amendment dated April 30, 2010 (10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 4, 2012.
(d)	Amendment effective November 17, 2014 (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
(vi) (a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut dated August 31, 2007. (9) Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities Post-Effective Amendment No. 11 to Form N-4 (File Nos.333-65926 and 811-09411) electronically filed on October 31, 2007.
(b)	Amendment dated April 30, 2010. (10) Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed on April 4, 2012.
(vii) (a)	T. Rowe Price Participation Agreement (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.

(b)	Amendment to Participation Agreement among MetLife Insurance Company USA, T. Rowed Price Associates, Inc., T. Rowe Price Funds and T. Rowe Price Investment Services, Inc. (effective July 22, 2016) (11) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-200240 and 811-03365) filed electronically on April 14, 2017.
(viii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (20) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.
(ix)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (20) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) electronically filed on April 12, 2017.
9.	Opinion of Counsel (3) Incorporated herein by reference to this Registration Statement on Form N-4(File Nos 333-200240/811-03365) electronically filed on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.	Brighthouse Reinsurance Company of Delaware (DE)
		b.	Brighthouse Life Insurance Company of NY (NY)
		c.	Brighthouse Connecticut Properties Ventures, LLC (DE)

	d.		Brighthouse Renewables Holdings, LLC (DE)
		(i.)	Greater Sandhill I, LLC (DE)
	e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2020, there were 349,808 owners of qualified contracts and 145,229 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS

(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.The Company hereby represents that is relying upon a No-Action Letter issued to ING Life Insurance and Annuity Company dated August 30, 2012 and that it has complied with the provisions of such letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 8th day of April, 2020.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 8, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 8, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney